AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2006
                                                 REGISTRATION FILE NO. 333-56969
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                ---------------

                         POST-EFFECTIVE AMENDMENT NO. 14        [X]

                              MONY AMERICA VARIABLE
                                    ACCOUNT L
                              (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

        |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

        |X|  on May 1, 2006 pursuant to paragraph (b) of Rule 485.

        |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        |_|  on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in Separate Account under flexible premium variable universal life insurance policies.

================================================================================

MONY America Variable Account L

Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2006


Issued by


MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this Prospectus. We do not currently offer this policy for sale to new purchasers. Among the policy's many terms are:


ALLOCATION OF PREMIUMS AND CASH VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.


If you do, you can also tell us to place your premium payments and cash values into any of the 30 different subaccounts of MONY Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.


You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

If you choose to place your premium payments and cash values into the separate account, we will invest them in your choice of subaccounts of the variable account. Each subaccount invests in shares of one of the following portfolios:




--------------------------------------------------------------------------------
 The Alger American Fund -- Class 0 Shares
--------------------------------------------------------------------------------
o Alger American MidCap Growth Portfolio
--------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------
o The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------
o Dreyfus Stock Index Fund, Inc.
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------
o EQ/Government Securities Portfolio       o EQ/Long Term Bond Portfolio
o EQ/Intermediate Term Bond Portfolio      o EQ/Money Market Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company            o EQ/International Growth Portfolio
  Growth Portfolio                         o EQ/Marsico Focus Portfolio
o EQ/Boston Advisors Equity Income         o EQ/Montag & Caldwell Growth
  Portfolio                                  Portfolio
o EQ/Caywood-Scholl High Yield Bond        o EQ/PIMCO Real Return Portfolio
  Portfolio
o EQ/Enterprise Moderate Allocation        o EQ/TCW Equity Portfolio
o EQ/GAMCO Small Company Value             o EQ/UBS Growth and Income Portfolio
  Portfolio
--------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP) -- Service Class Shares
--------------------------------------------------------------------------------
o Contrafund(R) Portfolio                  o Growth Opportunities Portfolio
o Growth Portfolio
--------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
--------------------------------------------------------------------------------
o Balanced Portfolio                       o Mid Cap Growth Portfolio
o Forty Portfolio                          o Worldwide Growth Portfolio
--------------------------------------------------------------------------------
 Lord Abbett Series Fund -- Class VC Shares
--------------------------------------------------------------------------------
o Growth and Income Portfolio              o Mid-Cap Value Portfolio
--------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)         o Real Return Portfolio
--------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------
o U.S. Real Estate Portfolio
--------------------------------------------------------------------------------


DEATH BENEFIT:

We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

LIVING BENEFITS:

You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

CHARGES AND FEES:

The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

These are only some of the terms of the policy. Please read the prospectus carefully for more complete details of the policy.

This prospectus is used with current Owners only. You should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to your policy, please contact your financial professional and/or refer to your policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                          x01235

                                                                        MLA-CEQM

Table of contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SUMMARY OF THE POLICY                                                     1
--------------------------------------------------------------------------------
Important policy terms                                                       1
Purpose of the policy                                                        1
Policy premium payments and values                                           1
Charges and Deductions                                                       2
Fees and expenses of the Funds                                               3
The death benefit                                                            5
Premium features                                                             5
MONY America Variable Account L                                              5
Allocation options                                                           5
Transfer of Fund Value                                                       5
Policy loans                                                                 5
Full surrender                                                               6
Partial surrender                                                            6
Right to Return Policy Period                                                6
Grace period and lapse                                                       6
Tax treatment of increases in Fund Value                                     6
Tax treatment of death benefit                                               6
Riders                                                                       6
Contacting the Company                                                       7
State variations                                                             7
Replacement of existing coverage                                             7
Illustrations                                                                7

--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            8
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                       8
MONY America Variable Account L                                              8

--------------------------------------------------------------------------------
3. THE FUNDS                                                                 9
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY America
     Variable Account L                                                     12

i  Table of contents

--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE POLICY                                    13
--------------------------------------------------------------------------------
Application for a policy                                                    13
Right to examine a policy -- Right to Return Policy Period                  14
Premiums                                                                    14
Allocation of net premiums                                                  15
Death benefits under the policy                                             16
Changes in Specified Amount                                                 17
Changes in Additional Term Life Insurance amount                            18
Guaranteed Death Benefit Riders                                             18
Other optional insurance benefits                                           19
Benefits at maturity and Maturity Extension Rider                           20
Policy values                                                               20
Determination of Fund Value                                                 21
Calculating Fund Value                                                      21
Calculating unit values for each subaccount                                 22
Transfer of Fund Value                                                      22
Disruptive transfer activity                                                22
Right to exchange policy                                                    23
Policy loans                                                                23
Full surrender                                                              24
Partial surrender                                                           24
Grace period and lapse                                                      25

--------------------------------------------------------------------------------
5. CHARGES AND DEDUCTIONS                                                   27
--------------------------------------------------------------------------------
Deductions from premiums                                                    28
Daily deduction from MONY America Variable Account L                        28
Deductions from Fund Value                                                  28
Transaction and other charges                                               30
Fees and expenses of the Funds                                              30
Guarantee of certain charges                                                30

--------------------------------------------------------------------------------
6. OTHER INFORMATION                                                        31
--------------------------------------------------------------------------------
Federal income tax considerations                                           31
Introduction                                                                31
Tax status of the policy                                                    31
Tax treatment of policy benefits                                            31
Our income taxes                                                            33
Voting of Fund shares                                                       33
Disregard of voting instructions                                            33
Report to policy owners                                                     34
Substitution of investments and right to change operations                  34
Changes to comply with law                                                  34

Variations among policies                                                   34


--------------------------------------------------------------------------------
7. THE GUARANTEED INTEREST ACCOUNT                                          35
--------------------------------------------------------------------------------
General description                                                         35
Death benefit                                                               35
Policy charges                                                              35
Transfers                                                                   35
Surrenders and policy loans                                                 36

--------------------------------------------------------------------------------
8. MORE ABOUT THE POLICY                                                    37
--------------------------------------------------------------------------------
Ownership                                                                   37
Beneficiary                                                                 37
Notification and claims procedures                                          37
Payments                                                                    37
Payment plan/settlement provisions                                          37
Payment in case of suicide                                                  38
Assignment                                                                  38
Errors on the application                                                   38
Incontestability                                                            38

Policy illustration fee                                                     38

Distribution of the policies                                                38

--------------------------------------------------------------------------------
9. MORE ABOUT THE COMPANY                                                   40
--------------------------------------------------------------------------------
Management                                                                  40
State regulation                                                            46
Telephone/facsimile/web transactions                                        46
Legal proceedings                                                           46
Registration Statement                                                      46
Independent registered public accounting firm                               46
Financial statements                                                        47
Index to financial statements                                              F-1

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------

A -- Death Benefit Percentage for Guideline Premium/
      Cash Value Corridor Test                                             A-1

B -- Monthly Per $1,000 Specified Amount Factors                           B-1
C -- Guaranteed Death Benefit Rider                                        C-1

                                                           Table of contents  ii

1. Summary of the policy

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.


IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

--------------------------------------------------------------------------------

OUTSTANDING DEBT -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

LOAN ACCOUNT -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

FUND VALUE -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account.

CASH VALUE -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

MINIMUM MONTHLY PREMIUM -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of the policy's cash value. In certain cases, this also applies to the first three policy years following an increase in the Specified Amount.

GUARANTEED INTEREST ACCOUNT -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account".)


SPECIFIED AMOUNT -- The minimum death benefit requested by the policy owner.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for trading.
--------------------------------------------------------------------------------
PURPOSE OF THE POLICY


The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to your choice of (a) its Specified Amount, or
(b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of federal tax deferred acquisition provisions imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death benefits under the policy"), the death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.


If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Cash Value minus the applicable Surrender Charge if you cancel your policy during the first fifteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus



1  Summary of the policy

Surrender Charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.


The policy remains in effect until the earliest of:



1. a grace period expiring without the payment of sufficient addi tional premium to cover policy charges or repayment of the Outstanding Debt,


2.   age 100,

3.   death of the insured, or

4.   full surrender of the policy.


Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.


CHARGES AND DEDUCTIONS


The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. For information concerning compensation paid for the sale of the policy, see "Distribution of the Policies."



------------------------------------------------------------------------------------------------------------------------------------
                                                      Deductions from Premiums
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified Amount plus Term Life      Specified Amounts less than $500,000 -- 4.00%
Term Rider amount in effect. It is a percentage of Premium paid.     Specified Amounts of $500,000 or more -- 3.00%
------------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                           State and local -- 2.25%
------------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                           Federal -- 1.50% (0% for individual qualified plan issues)
------------------------------------------------------------------------------------------------------------------------------------
                                        Daily Deduction from MONY America Variable Account L
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum Annual Rate               0 .35% of subaccount value (0.000959% daily)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                             Current cost of insurance rate x net amount at risk at the beginning of the policy month
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                                     $5
------------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge                           See Appendix B. This charge applies for the first 15
Based on issue age.                                                  policy years (or for 15 years from the date of any increase in Specified Amount). In New Jersey, this charge applies to age 100. However, after the 15th policy anniversary or for 15 years from the date of any increase in Specified Amount, we may reduce or eliminate this charge.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                      $0.01 per $1,000 of Specified Amount and certain Rider
Monthly Charge for Guaranteed Death Benefit Rider(1)                 amounts. Please note that the Rider requires that at least the amount of premi ums set forth in the policy itself be
                                                                     paid in order to remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                   As applicable.
Monthly Deduction for any other Optional Insurance Benefits
added by rider.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges                                        $10
- Partial Surrender Fee
- Transfer of Fund Value (at Company's option)                       $25 (maximum per transfer)(2)
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charge                                                     See discussion of Surrender Charge for grading schedule.
Grades from 80% to 0% over 15 years (10 years for issue ages 76-85)
based on a schedule. Factors per $1,000 of Specified Amount vary based on issue age, gender, and underwriting class.
------------------------------------------------------------------------------------------------------------------------------------


(1)  The Guaranteed Death Benefit Rider is not available in all states.


(2)  Currently, there is no charge on transfers among investment options.


                                                         Summary of the policy 2

MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS


The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




        ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005
                         (as a percentage of average net assets)
------------------------------------------------------------------------------------------
                                                             Distribu-
                                                             tion and
                                                  Manage-     Service
                                                   ment       (12b-1)        Other
Portfolio Name                                    Fees(1)     Fees(2)    Expenses(3)
------------------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio               0.80%       --          0.06%
------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.   0.75%       --          0.06%
------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -- Initial Shares
------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                       0.25%       --          0.02%
------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio                   0.50%       --          0.26%
EQ/Intermediate Term Bond Portfolio                  0.50%       --          0.34%
EQ/Long Term Bond Portfolio                          0.50%       --          0.18%
EQ/Money Market Portfolio                            0.34%       --          0.13%
------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth Portfolio       1.00%     0.25%         0.20%
EQ/Boston Advisors Equity Income Portfolio           0.75%     0.25%         0.16%
EQ/Caywood-Scholl High Yield Bond Portfolio          0.60%     0.25%         0.24%
EQ/Enterprise Moderate Allocation Portfolio          0.10%     0.25%         0.59%
EQ/GAMCO Small Company Value Portfolio               0.79%     0.25%         0.14%
EQ/International Growth Portfolio                    0.85%     0.25%         0.29%
EQ/Marsico Focus Portfolio                           0.87%     0.25%         0.13%
EQ/Montag & Caldwell Growth Portfolio                0.75%     0.25%         0.16%
EQ/PIMCO Real Return (5)                             0.55%     0.25%         0.24%
EQ/TCW Equity Portfolio                              0.80%     0.25%         0.16%
EQ/UBS Growth and Income Portfolio                   0.75%     0.25%         0.19%
------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products (VIP) -- Service Class Shares
------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                              0.57%     0.10%         0.09%
Growth Portfolio                                     0.57%     0.10%         0.10%
Growth Opportunities Portfolio                       0.57%     0.10%         0.13%
------------------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
------------------------------------------------------------------------------------------
Balanced Portfolio                                   0.55%       --          0.02%
Forty Portfolio                                      0.64%       --          0.03%
Mid Cap Growth Portfolio                             0.64%       --          0.03%
Worldwide Growth Portfolio                           0.60%       --          0.01%
------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
------------------------------------------------------------------------------------------
Growth and Income Portfolio (6)(a)                   0.48%       --          0.41%
Mid-Cap Value Portfolio (6)(b)                       0.74%       --          0.38%
------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 Fee waiv-    Net Total
                                                    Underlying                  ers and/or     Annual
                                                    Portfolio     Gross Total     Expense     Expenses
                                                     Fees and       Annual      Reimburse-      after
 Portfolio Name                                      Expenses      Expenses      ments(4)    limitations
-----------------------------------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
-----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                --           0.86%           0.00%       0.86%
-----------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,         --           0.81%           0.00%       0.81%
Inc. -- Initial Shares
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -- Initial Shares      --           0.27%           0.00%       0.27%
-----------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
-----------------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio                    --           0.76%          (0.01)%      0.75%
EQ/Intermediate Term Bond Portfolio                   --           0.84%          (0.09)%      0.75%
EQ/Long Term Bond Portfolio                           --           0.68%           0.00%       0.68%
EQ/Money Market Portfolio                             --           0.47%             --        0.47%
-----------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
-----------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth Portfolio        --           1.45%          (0.15)%      1.30%
EQ/Boston Advisors Equity Income Portfolio            --           1.16%          (0.11)%      1.05%
EQ/Caywood-Scholl High Yield Bond Portfolio           --           1.09%          (0.09)%      1.00%
EQ/Enterprise Moderate Allocation Portfolio         0.68%          1.62%          (0.10)%      1.52%
EQ/GAMCO Small Company Value Portfolio                --           1.18%           0.00%       1.18%
EQ/International Growth Portfolio                     --           1.39%           0.00%       1.39%
EQ/Marsico Focus Portfolio                            --           1.25%          (0.10)%      1.15%
EQ/Montag & Caldwell Growth Portfolio                 --           1.16%          (0.01)%      1.15%
EQ/PIMCO Real Return (5)                              --           1.04%          (0.14)%      0.90%
EQ/TCW Equity Portfolio                               --           1.21%          (0.06)%      1.15%
EQ/UBS Growth and Income Portfolio                    --           1.19%          (0.14)%      1.05%
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products (VIP) -- Service Class Shares
-----------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                               --           0.76%           0.00%       0.76%
Growth Portfolio                                      --           0.77%           0.00%       0.77%
Growth Opportunities Portfolio                        --           0.80%           0.00%       0.80%
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
-----------------------------------------------------------------------------------------------------------
Balanced Portfolio                                    --           0.57%             --        0.57%
Forty Portfolio                                       --           0.67%             --        0.67%
Mid Cap Growth Portfolio                              --           0.67%             --        0.67%
Worldwide Growth Portfolio                            --           0.61%             --        0.61%
-----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
-----------------------------------------------------------------------------------------------------------
Growth and Income Portfolio (6)(a)                    --           0.89%             --        0.89%
Mid-Cap Value Portfolio (6)(b)                        --           1.12%             --        1.12%
-----------------------------------------------------------------------------------------------------------


3 Summary of the policy

            ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)
                                  (as a percentage of average net assets)
                                                                                              Distribu-
                                                                                              tion and
                                                                                   Manage-     Service
                                                                                    ment       (12b-1)
 Portfolio Name                                                                    Fees(1)     Fees(2)
-----------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
-------------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)                                                     0.25%       --
Real Return Portfolio (5)                                                            0.25%       --
-----------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
-------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                                           0.75%       --
-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Underlying
                                                                                                Portfolio     Gross Total
                                                                                     Other       Fees and       Annual
 Portfolio Name                                                                  Expenses(3)     Expenses      Expenses
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)                                                     0.65%              --       0.90%
Real Return Portfolio (5)                                                            0.41%              --       0.66%
--------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                                           0.28%              --       1.03%
--------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                                    Fee waiv-    Net Total
                                                                                   ers and/or     Annual
                                                                                     Expense     Expenses
                                                                                   Reimburse-      after
 Portfolio Name                                                                     ments(4)    limitations
---------------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
---------------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)                                                     0.00%        0.90%
Real Return Portfolio (5)                                                            0.00%        0.66%
---------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
---------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                                                           0.00%        1.03%
---------------------------------------------------------------------------------------------------------------


1. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.

2. Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.



3. Other expenses shown are those incurred in 2005. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.

4. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For the fiscal year ending December 31, 2005, Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolios and to pay certain expenses of the Portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%, in the case of the Mid-Cap Portfolio and 1.00%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either Portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 1.20% and, in the case of the Select Value Portfolio, less than 1.00%, the Portfolios' Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2005. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio and Real Return Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90% and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and Fidelity Variable Insurance Products (VIP) is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:



   --------------------------------------------------------------------
   Portfolio Name
   --------------------------------------------------------------------
   EQ/Boston Advisors Equity Income Portfolio                   1.04%
   --------------------------------------------------------------------
   EQ/Enterprise Moderate Allocation Portfolio                  1.42%
   --------------------------------------------------------------------
   EQ/GAMCO Small Company Value Portfolio                       1.17%
   --------------------------------------------------------------------
   EQ/International Growth Portfolio                            1.22%
   --------------------------------------------------------------------
   EQ/Marsico Focus Portfolio                                   1.14%
   --------------------------------------------------------------------
   EQ/Montag & Caldwell Growth Portfolio                        1.12%
   --------------------------------------------------------------------
   EQ/UBS Growth and Income Portfolio                           1.04%
   --------------------------------------------------------------------
   Fidelity Variable Insurance Products (VIP) -- Service Class
   --------------------------------------------------------------------
   Contrafund(R) Portfolio                                      0.74%
   --------------------------------------------------------------------
   Growth Portfolio                                             0.73%
   --------------------------------------------------------------------
   Growth Opportunities Portfolio                               0.75%
   --------------------------------------------------------------------



5. Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

6(a) Effective January 1, 2006, the annual management fee rate for the Growth and Income Portfolio was changed from a flat fee of 0.50% to the following annual rates: (1) 0.50% of the first $1 billion of average daily net assets; and (2) 0.45% of average daily net assets over $1 billion.

6(b) Effective January 1, 2006, the annual management fee rate for the Mid-Cap
     Value Portfolio was changed from a flat fee of 0.75% to the following annual rates: (1) 0.75% of the first $1 billion of average daily net assets; (2) 0.70% of the next $1 billion of average daily net assets; and
     (3) 0.65% of average daily net assets over $2 billion.


                                                         Summary of the policy 4

THE DEATH BENEFIT

The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

Option 1 -- The death benefit equals the greater of

1.   the Specified Amount plus Additional Term Life Insurance, if any, or

2.   Fund Value multiplied by a death benefit percentage.

When applying for the policy, you will choose one of two tests to apply to the policy for compliance with the federal tax law definition of life insurance. The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.) If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

Option 2 -- The death benefit equals the greater of

1. the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

2.   the Fund Value multiplied by a death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.)

If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."


When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Riders.")



PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.


When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value, less any Outstanding Debt, can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.


The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


ALLOCATION OPTIONS

You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity Variable Insurance Products Fund
(VIP), Janus Aspen Series, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. (the "Funds").


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Operations Center. See "Transfer of Fund Value." You may also elect to transfer Fund Value via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Telephone/ facsimile/web transactions".



POLICY LOANS


You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.



5  Summary of the policy

The amount of Outstanding Debt is subtracted from your death benefit. We also deduct such amount from any Fund Value proceeds payable at maturity. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.


FULL SURRENDER


You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus
(c) any Outstanding Debt. See "Detailed information about the policy -- Full surrender" under "Detailed information about the policy" for more information.



PARTIAL SURRENDER


You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Detailed information about the policy -- Partial surrender" under "Detailed information about the policy" for more information.


Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.


RIGHT TO RETURN POLICY PERIOD

You have the right to examine the policy when you receive it. You may return the policy to us at our Operations Center or to the agent who sold it for any reason and obtain a full refund of the premium you paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:


1.   it has a Cash Value greater than zero;


2. you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

3. during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

----------------------
*    Available only for policies applied for on or after March 1, 2001.


**   Rider is no longer available for new elections.



If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace period and lapse."


You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.



TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. Subject to availability in your state, there are eleven riders that may be available with this policy:

o    Guaranteed Death Benefit Rider

o    Guaranteed Death Benefit to Age 100 Rider*

o    Spouse's Yearly Renewable Term Rider/Other Insured Term Rider**

o    Additional Term Life Insurance Rider*

o    Children's Term Life Insurance Rider

o    Accidental Death and Dismemberment Rider

o    Purchase Option Rider

o    Waiver of Monthly Deduction Rider

o    Waiver of Specified Premiums Rider

                                                        Summary of the policy  6

o    Term Life Term Rider**

o    Maturity Extension Rider


CONTACTING THE COMPANY


All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 100 Madison Street, Syracuse, New York 13202.



STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this Prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.


ILLUSTRATIONS

Upon request, the Company will send you a hypothetical illustration of future benefits under the Policy based on both guaranteed and current cost assumptions. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


7  Summary of the policy

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account
L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.


                               Who is MONY Life Insurance Company of America?  8

3. The Funds

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.


-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                 Objective                                               Adviser (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IA SHARES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation        o Mercury Advisors
                               through investment in the highest credit quality debt
                               obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE TERM BOND      Seeks to maximize income and capital appreciation        o Mercury Advisors
                               through investment in intermediate-maturity debt
                               obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation        o Mercury Advisors
                               through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve o The Dreyfus Corporation its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB SHARES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.                   o Bear Stearns Asset Management, Inc.
 SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an   o Boston Advisors, LLC
 INCOME                        above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                        o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE ALLO-   Seeks to achieve long-term capital appreciation and cur- o AXA Equitable
 CATION                        rent income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                  o GAMCO Asset Management, Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                   o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                       o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                   o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*          Seeks maximum real return consistent with preservation   o Pacific Investment Management Company,
                               of real capital and prudent investment management          LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                  Seeks to achieve long-term capital appreciation.         o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------



9 The Funds

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                 Objective                                              Adviser (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB SHARES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital          o UBS Global Asset Management
                               appreciation with income as a secondary consideration.   (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          Seeks long-term capital appreciation.                  o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
 THE DREYFUS SOCIALLY
 RESPONSIBLE GROWTH FUND,
 INC. -- INITIAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPON-   Seeks to provide capital growth, with current income   o The Dreyfus Corporation
 SIBLE GROWTH FUND, INC.       as a secondary goal.
-----------------------------------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC. -- INITIAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,      Seeks to match the total return of the S&P 500         o The Dreyfus Corporation (the index manager
 INC.                          Composite Stock Price Index.                             is Mellon Equity Associates LLP)
-----------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE
 CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO        Seeks long-term capital appreciation.                  o Fidelity Management & Research Company
                                                                                        (subadvised by FMR Co., Inc., Fidelity
                                                                                        Management & Research (U.K.) Inc., Fidelity
                                                                                        Management & Research (Far East) Inc., and
                                                                                        Fidelity Investments Japan Limited)
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO               Seeks to achieve capital appreciation.                 o Fidelity Management & Research Company
                                                                                        (subadvised by FMR Co., Inc.)
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES           Seeks to provide capital growth.                       o Fidelity Management & Research Company
                                                                                        (subadvised by FMR Co., Inc., Fidelity Man-
                                                                                        agement & Research (U.K.) Inc., Fidelity
                                                                                        Management & Research (Far East) Inc., and
                                                                                        Fidelity Investments Japan Limited)
-----------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO
 JANUS ASPEN SERIES --
 INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO             Seeks long-term growth, consistent with preservation   o Janus Capital Management LLC
                               of capital and balanced by current income.
-----------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                Seeks long-term growth of capital.                     o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO       Seeks long-term growth of capital.                     o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO     Seeks long-term growth of capital in a manner          o Janus Capital Management LLC
                               consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC SHARES
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME              Seeks long-term growth of capital and income without   o Lord, Abbett & Co., LLC
 PORTFOLIO                     excessive fluctuations in market value.
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Seeks capital appreciation through investments,        o Lord, Abbett & Co., LLC
                               primarily in equity securities, which are believed
                               to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 10

-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                   Objective                                         Adviser (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO            Seeks to maximize total return, consistent with    o Pacific Investment Management Company,
 (UNHEDGED)                      preservation of capital and prudent investment       LLC
                                 management.
-----------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*           Seeks to maximize real return, consistent with     o Pacific Investment Management Company,
                                 preservation of real capital, and prudent            LLC
                                 investment management.
-----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO       The Portfolio seeks to provide above average       o Morgan Stanley Investment Management,
                                 current income and long-term capital                 Inc., which does business in certain
                                 appreciation by investing primarily in equity        instances using the name "Van Kampen," is
                                 securities of companies in the U.S. real estate      the investment adviser to the Universal
                                 industry, including real estate investment trusts.   Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------



* Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


11 The Funds

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.


                                                                    The Funds 12

4. Detailed information about the policy

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY


The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies") A policy can be issued on the life of an insured for ages up to and including 85 with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.


The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. (See "Premiums -- Premium Flexibility.")

Coverage under the Temporary Insurance Agreement ends (except for policies issued in Kansas) on the earliest of:

1.   the Policy Release Date, if the policy is issued as applied for;


2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

3. no later than 90 days from the date the Temporary Insurance Agreement is signed;

4. the 45th day after the form is signed if you have not finished the last required medical exam;

5. 5 days after the Company sends notice to you that it declines to issue any policy; and

6.   the date you tell the Company that the policy will be refused.

For policies issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

1.   the Policy Release Date, if the policy is issued as applied for;


2. the 15(th) day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

3.   the date you tell the Company that the policy will be refused; and

4. the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $500,000, less

2. the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of

1. the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date, or

2. the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused, or

3.   the date the Company sends notice to you declining to issue any policy.

INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The


13 Detailed information about the policy scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy if issued exactly as applied for is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Right to Return Policy Period.")


POLICY DATE

The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.


RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

The Right to Return Policy Period runs for 10 days after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid. Your premiums will be allocated to our general account until the Right to Return Policy Period ends.


PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon

1.   the policy's Specified Amount,

2.   any riders added to the policy, and

3. the insured's (a) age, (b) smoking status, (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of Insurance"), and (d) underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")


CHOICE OF DEFINITION OF LIFE INSURANCE

For policies issued on or after March 1, 2001, we offer two death benefit qualification tests, which we use to calculate the minimum death benefit. You must choose one of these tests on your application. Once you choose a test, you cannot change it.

In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.


                                       Detailed information about the policy  14

The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.

CASH VALUE ACCUMULATION TEST

If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.

Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.


The Cash Value Accumulation is Test available for policies issued on or after March 1, 2001.


GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit.

MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time by sending them through U.S. mail to our Operations Center and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy" and "Federal income tax considerations -- definition of life insurance." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."

Your policy is guaranteed to remain in effect as long as

1.   the Cash Value is greater than zero, or

2. you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider; or

3. during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elect the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.


ALLOCATION OF NET PREMIUMS

Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must total 100%.


You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1290 Avenue of the Americas, New York, New York 10104. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center at 100 Madison Street, P.O. Box 4720, Syracuse, New York, 13202. The



15  Detailed information about the policy

Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/facsimile/web transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the Valuation Day we receive your instructions.


Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


You may also elect to change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Telephone/facsimile/web transactions".



DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of

1.   the policy's death benefit, plus

2.   any insurance proceeds provided by rider, less

3. any Outstanding Debt (and, if in the Grace Period, less any over due charges).

You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

Option 1 -- The death benefit equals the greater of (a) the Specified Amount plus Additional Term Life Insurance, if any, or (b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. A table showing the death benefit percentages is in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Option 2 -- The death benefit equals the greater of (a) the Specified Amount of the policy plus Additional Term Life Insurance, if any, plus the Fund Value, or
(b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is

----------------------

+ The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.



chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is in your policy. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2


The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.


                                  Cash Value
                              Accumulation Test+



---------------------------------------------------------------------------------------
                                 Policy 1       Policy 2       Policy 3       Policy 4
---------------------------------------------------------------------------------------
 Specified Amount              $ 100,000      $ 100,000      $ 100,000      $ 100,000
---------------------------------------------------------------------------------------
 Additional Term Life Insur-   $       0      $       0      $       0      $  75,000
 ance Rider
---------------------------------------------------------------------------------------
 Fund Value on Date of         $  35,000      $  60,000      $  85,000      $  60,000
 Death
---------------------------------------------------------------------------------------
 Death Benefit Percentage          178.4%         178.4%         178.4%         178.4%
---------------------------------------------------------------------------------------
 Death Benefit under           $ 100,000      $ 107,040      $ 151,640      $ 175,000
 Option 1
---------------------------------------------------------------------------------------
 Death Benefit under           $ 135,000      $ 160,000      $ 185,000      $ 235,000
 Option 2
---------------------------------------------------------------------------------------

OPTION 1, POLICY 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440).


OPTION 1, POLICY 2 AND 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 178.4% = $107,040 for Policy 2; $85,000 x 178.4% = $151,640 for Policy 3) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 + $60,000 =
$160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy 3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440 for Policy 1; $60,000 x 178.4% = $107,040 for Policy
2; and $85,000 x 178.4% = $151,640 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000



                                       Detailed information about the policy  16

------------

+ $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).


                  Guideline Premium/Cash Value Corridor Test
                         Cash Value Accumulation Test


--------------------------------------------------------------------------------------
                                 Policy 1       Policy 2       Policy 3       Policy 4
--------------------------------------------------------------------------------------
 Specified Amount              $ 100,000      $ 100,000      $ 100,000      $ 100,000
--------------------------------------------------------------------------------------
 Additional Term Life Insur-   $       0      $       0      $       0      $  75,000
 ance Rider
--------------------------------------------------------------------------------------
 Fund Value on Date of         $  35,000      $  60,000      $  85,000      $  60,000
 Death
--------------------------------------------------------------------------------------
 Death Benefit Percentage            120%           120%           120%           120%
--------------------------------------------------------------------------------------
 Death Benefit under           $ 100,000      $ 100,000      $ 102,000      $ 175,000
 Option 1
--------------------------------------------------------------------------------------
 Death Benefit under           $ 135,000      $ 160,000      $ 185,000      $ 235,000
 Option 2
--------------------------------------------------------------------------------------

OPTION 1, POLICY 1 AND 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1 and $60,000 x 120% = $72,000 for Policy 2).

OPTION 1, POLICY 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($85,000 x 120% = $102,000) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 + $60,000 =
$160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy 3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1; $60,000 x 120% = $72,000 for Policy 2;
and $85,000 x 120% = $102,000 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.


CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of Insurance." If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the Death Benefit Option may have tax consequences.


CHANGES IN SPECIFIED AMOUNT

You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85 (age 70 for individual qualified plans, i.e. plans qualified under 401(a), including 401(k) plans, and 403(a) of the Internal Revenue Code). Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the


17  Detailed information about the policy

Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.


To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.


INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions." In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied

1. to reduce the coverage segments of Specified Amount associated with the most recent increases, then

2.   to the next most recent increases successively, and last

3.   to the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

1. Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy; or

2. To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.


If a requested change is not approved, we will send you a written notice of our decision. Changes in coverage can have tax implications and limitations. See "Federal income tax considerations."



CHANGES IN ADDITIONAL TERM LIFE
INSURANCE AMOUNT

A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

o Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

o Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

o Against Additional Term Life Insurance provided under the origi nal application; and

o Against insurance provided by the Specified Amount under the original application.


GUARANTEED DEATH BENEFIT RIDERS

GUARANTEED DEATH BENEFIT

Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by

1. the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

2.   the interest earned in the Guaranteed Interest Account, and

3. the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace period and lapse."

When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These riders provide a death benefit (equal to the Specified


                                       Detailed information about the policy  18

Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.


GUARANTEED DEATH BENEFIT RIDER


In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to your policy's grace period. In addition, this rider will automatically end at the later of the insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit."


On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.


The first calculation shows the net premiums you have paid. We:


1.   total the actual premiums you have paid for the policy, and

2.   subtract the amount of:

     a.   partial surrenders (and associated fees and surrender charges), and

     b.   outstanding debt.


The second calculation shows the amount of premiums the rider required you to pay. We:


1.   take the Monthly Guarantee Premium specified by the policy, and

2.   multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

The grace period for this Rider is explained in the section called "Grace period and lapse -- If Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey and Texas. This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.) This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected.


OTHER OPTIONAL INSURANCE BENEFITS


Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Federal income tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


ADDITIONAL TERM LIFE INSURANCE RIDER

The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code Section 7702.

SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER


This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later. (This rider may not be elected after May 1, 2005.)


CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If the rider applied for after the policy is issued, different requirements may be imposed. Children include children born to or adopted by the insured and stepchildren of the insured. Coverage is limited to the lesser of 1/5th of the initial Specified Amount plus the Additional Term Life Insurance Rider or $10,000. Upon the expiration of the rider coverage, it may be converted to any level face amount permanent plan of insurance then



19 Detailed information about the policy offered by the Company or any other plan we choose to offer, for up to five times the rider coverage amount.



ACCIDENTAL DEATH AND DISMEMBERMENT RIDER


This rider pays a benefit amount if the insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:


1.   accidental death occurs as the result of riding as a passenger, and

2.   the accidental death occurred while riding in a public conveyance, and

3. the public conveyance was being operated commercially to trans port passengers for hire.


The maximum amount of coverage is the initial Specified Amount plus term insurance coverage, plus the Additional Term Life Insurance Rider but not more than the greater of:


1. $100,000 total coverage of all such insurance in the Company or its affiliates, or

2. $200,000 of all such coverages regardless of insurance compa nies issuing such coverages.


PURCHASE OPTION RIDER

This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. This additional coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

o    Marriage of the insured.

o    Birth of a child of the insured.

o    Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER


This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered total disability. It remains fixed at the level at the beginning of the covered total disability. The duration of the benefit depends on the age of the insured when the covered total disability occurs.


If charges are being waived under this rider, the Death Benefit Option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


WAIVER OF SPECIFIED PREMIUMS RIDER


This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.


If payments are being waived under this rider, the Death Benefit Option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


TERM LIFE TERM RIDER


This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company and any other plan we choose to offer. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later. This Rider is no longer available for new elections.



BENEFITS AT MATURITY AND MATURITY
EXTENSION RIDER


The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you, the Cash Value of the policy. See "Other information - Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.


Please refer to the policy for additional information on the Maturity Extension Rider.


POLICY VALUES


FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.


                                       Detailed information about the policy  20

On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

CASH VALUE

The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

o    Payment of premiums.

o    Amount held in the Loan Account to secure any Outstanding Debt.

o    Partial surrenders.

o    The charges assessed in connection with the policy.

o    Investment experience of the subaccounts.

o    Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

o    The investment income.

o    Realized and unrealized capital gains and losses.

o    Expenses of a portfolio including the investment adviser fees.

o    Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

o    Make partial surrenders.

o    Make full surrenders.

o    Transfer amounts from a subaccount (including transfers to the Loan
     Account).

o    Pay the death benefit when the insured dies.

o    Pay monthly deductions from the policy's Fund Value.

o    Pay policy transaction charges.

o    Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.


Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's Operations Center. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 PM Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

You may also elect to transfer Fund Value via the web by completing a transaction authorization form online at www.AXAOnline.com. See
"Telephone/facsimile/web transactions".



CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

1.   the net premiums received by us on or before the policy date; less

2.   the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Business Days. On any Business Day, we determine the Fund Value of a policy as follows:

1. determine the policy's Fund Value in each subaccount (see below) on that Business Day;

2.   total the Fund Value in each subaccount on that Business Day;

3. add the Fund Value in the Guaranteed Interest Account on that Business Day; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Business Day, decreased by any allocations against the Guaranteed Interest Account before that Business Day;


21  Detailed information about the policy

4.   add any amounts in the Loan Account on that Business Day;

5. add interest credited on that Business Day on the amounts in the Loan Account since the last monthly anniversary day;

6.   add any net premiums received on that Business Day;

7.   deduct any transfer charges on that Business Day;

8.   deduct any partial surrender, and its fee, made on that Business Day; and

9.   deduct any monthly deduction to be made on that Business Day.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Business Day as follows:

1. Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

2. Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

3. Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deduction from MONY America Variable Account L -- Mortality and Expense Risk Charge." If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

The unit value of each subaccount on its first Business Day was set at $10.00.


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's Operations Center. Transfers are effective on the Business Day we receive the transfer request. Transfers may be made by telephone if you have proper authorization. See "Telephone/facsimile/web transactions." Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

You may also elect to transfer Fund Value via the web by completing a transaction authorization form online at www.AXAOnline.com. See
Telephone/facsimile/web transactions".


After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourages disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the EQ Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted policies and procedures regarding disruptive transfer activity. The EQ



                                       Detailed information about the policy  22

Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us policy owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's Operations Center. The loan will take effect on the Business Day we receive the loan request. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest accrues from day to day and is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account


23 Detailed information about the policy pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and (2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.


Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if: (1) total premiums received less any partial surrenders and their fees do not exceed the premium required under that Rider or (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace period and lapse."


A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."

FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

You may surrender your policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the Business Day during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment plan/settlement provisions." For information on the tax effects of surrender or partial surrender of a policy, see "Federal income tax considerations."

If you surrender your policy within 30 days of a policy anniversary, the following will apply. The portion of the Cash Value of the policy in the Guaranteed Interest Account on the date of surrender will not be less than the Cash Value in the Guaranteed Interest Account on that policy anniversary. The Cash Value on that policy anniversary will be adjusted for any partial surrender and its fee, any transfer to or from the Guaranteed Interest Account and applicable transfer charge, and any policy loan.


PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our Operations Center, or (2) on the next business day if that day is not a business day. There is no limit on the number of partial surrenders allowed in a policy year.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender, and the specified Amount in force must be at least $100,000 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount is not greater than 90% of Cash Value after the partial surrender.

You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit


                                       Detailed information about the policy  24
will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death benefits under the policy."

There is a fee for each partial surrender of $10.

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


GRACE PERIOD AND LAPSE


Your policy will remain in effect as long as:


1. it has a Cash Value greater than zero, and you make any required additional premium payments during the 61-day Grace Period or

2. you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and you make any required additional premium payments during the 61-day Grace Period.

SPECIAL RULE FOR FIRST THREE POLICY YEARS


During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:


1.   your policy's Cash Value is greater than zero, or

2. the sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).


If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect. See the explanation below.



IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.


If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:


1.   the Minimum Monthly Premium not paid, plus

2.   one succeeding Minimum Monthly Premium.


For contracts issued in the state of New Jersey, during the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay the lesser of:


1. any balance needed on the Monthly Anniversary Day to cover the Minimum Monthly Premium for the following month plus an amount equal to 1 Minimum Monthly Premium; or

2. any balance needed to cover the Monthly Deduction plus an amount equal to 2 monthly deductions.


After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:


1.   the monthly deduction not paid, plus

2. two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


(See "Charges and Deductions -- Deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:


1. the amount of the death benefit immediately prior to the start of the grace period, reduced by

2.   any unpaid monthly deductions and any Outstanding Debt.


For contracts issued in the state of New Jersey, if the insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the start of the grace period, reduced by:


1. the lesser of any balance needed for the Minimum Monthly Pre mium for the following month or any balance needed for the monthly deduction; and

2.   any Outstanding Debt.


25  Detailed information about the policy

IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

1.   the Guaranteed Death Benefit Rider is in effect, and

2.   the test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Riders."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

REINSTATEMENT

We will reinstate a lapsed policy at any time:

1.   before the maturity date, and

2. within five years after the monthly anniversary day which pre cedes the start of the grace period.

To reinstate a lapsed policy, we must also receive:

1.   A written application from you.

2.   Evidence of insurability satisfactory to us.

3.   Payment of all amounts that were due and unpaid during the grace period.

4. Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date.

5. Payment or reinstatement of any debt on the policy anniversary at the start of the grace period.

6. Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

1. The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

2. The Fund Value will be reduced by the decrease, if any, in the sur render charge during the period that the policy was not in effect.

3.   Any Outstanding Debt on the date of lapse will also be rein stated.

4. No interest on amounts held in our Loan Account to secure Out standing Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.


                                       Detailed information about the policy  26

5. Charges and Deductions

--------------------------------------------------------------------------------

The following chart is intended to provide an overview of the current charges and deductions under the policy. We may profit from one or more of the charges deducted under the policy. We may use these profits for any corporate purpose, including financing the distribution of the policy. Please see the discussion of each item in this prospectus and in the policy for further details.


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.




----------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from Premiums
----------------------------------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified Amount plus Term Life       Specified Amounts less than $500,000 -- 4%
Term Rider amount in effect. It is a % of Premium paid                Specified Amounts of $500,000 or more -- 3%
----------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                            State and local -- 2.25%
----------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                            Federal -- 1.50% (0% for individual qualified plans)
----------------------------------------------------------------------------------------------------------------------------------
                                       Daily Deduction from MONY America Variable Account L
----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum Annual Rate                0.35% of subaccount value (0.000959% daily)
----------------------------------------------------------------------------------------------------------------------------------
                                                    Deductions from Fund Value
----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                              Current cost of insurance rate x net amount at risk at
                                                                      the beginning of the policy month
----------------------------------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                                      $5
----------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge                            See Appendix B. This charge applies for the first 15 policy
Based on issue age                                                    years (or for 15 years from the date of any increase in
                                                                      Specified Amount). In New Jersey, this charge applies to age
                                                                      100. However, after the 15th policy anniversary or for 15
                                                                      years from the date of any increase in Specified Amount, we may reduce or eliminate this charge.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                       $0.01 per $1,000 of Specified Amount and certain Rider
Monthly Charge for Guaranteed Death Benefit Rider(1)                  amounts. Please note that the Rider requires that at least the amount of premi- ums set forth in the policy itself be paid in order to remain in effect.
----------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                    As applicable.
Monthly Deduction for any other Optional Insurance Benefits added by rider
----------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                                               $10
- Transfer of Fund Value (at Company's Option)                        $25 (maximum per transfer)(2)
----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge Grades from 80% to 0% over 15 years (11 years        See discussion of Surrender Charge for grading schedule.
for issue ages 76-85) based on a schedule. Factors per $1,000 of
Specified Amount vary based on issue age, gender, and underwriting class
----------------------------------------------------------------------------------------------------------------------------------


(1)  The Guaranteed Death Benefit Rider is not available in all states.


(2)  Currently, there is no charge on transfers among investment options.


The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.


27 Charges and Deductions

DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

--------------------------------------------------------------------------------
Sales Charge --   This charge varies based on the total of the Specified
                  Amount plus the Term Life Term Insurance Rider
                  amount in effect on the policy date. The charge is a
                  percent of each premium paid.
                  Specified Amount plus any Term Life Term Insurance
                  amount in force less than $500,000 -- 4%
                  Specified Amount plus any Term Life Term Insurance
                  amount in force of $500,000 or more -- 3%
--------------------------------------------------------------------------------

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.


--------------------------------------------------------------------------------
Tax Charge --   State and local premium tax -- currently 2.25%;
                Charge for federal tax deferred acquisition costs of
                the Company -- currently 1.50% (0% for individual
                qualified plans)
--------------------------------------------------------------------------------

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2.25% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.50% DAC charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax deferred acquisition cost provisions, such as premiums paid on policies issued to individual qualified plans.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.


--------------------------------------------------------------------------------
Mortality and Expense   Maximum of 0.000959% of the amount in
Risk Charge --          the subaccount, which is equivalent to an
                        annual rate of 0.35% of subaccount value.
--------------------------------------------------------------------------------

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:


--------------------------------------------------------------------------------
Cost of Insurance --   This charge compensates us for the anticipated
                       cost of paying death benefits in excess of Fund
                       Value to insureds' beneficiaries. The amount of
                       the charge is equal to a current cost of insurance
                       rate multiplied by the net amount at risk under
                       the policy at the beginning of each policy month.
                       Here, net amount at risk equals the adjusted
                       death benefit less Fund Value payable at the
                       beginning of that time. The factors that affect the
                       net amount at risk include investment
                       performance, payment of premiums, and charges
                       to the policy.
--------------------------------------------------------------------------------

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana and to policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e. less expensive) than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses and persistency. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class. We may change current rates in the future. Like the guaranteed


                                                      Charges and Deductions  28
rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).



--------------------------------------------------------------------------------
Administrative   $5 per month
Charge --
--------------------------------------------------------------------------------


This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

--------------------------------------------------------------------------------
Monthly per $1,000    This charge applies for the first 15 years
Specified Amount      following the issuance of the policy or an
Charge --             increase in the Specified Amount. The charge is
                      made per $1,000 of Specified Amount based on issue age, gender. The monthly per $1,000 factors are shown in Appendix B.

                      In New Jersey, this charge applies to age 100. However, after the 15th policy anniversary or for 15 years from the date of any increase in Specified Amount, we may reduce or eliminate this charge.

Guaranteed Death      If you elect the Guaranteed Death Benefit Rider,
Benefit Charge --     you will be charged $0.01 per $1,000 of policy
                      Specified Amount and certain Rider amounts per month during the term of the Guaranteed Death
                      Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance    A monthly deduction for any other optional
Benefits Charge --    insurance benefits added to the policy by rider.

Surrender Charge --   The Company will assess a surrender charge
                      against Fund Value upon a surrender of all or
                      part of the policy. The surrender charge is based
                      on a factor per $1,000 of initial Specified
                      Amount (or upon an increase in Specified
                      Amount) and grades from 80% to zero over 15
                      years (11 years for issue ages 76-85) based on a
                      schedule. The factors per $1,000 vary by issue
                      age, gender, and underwriting class. The grading
                      percentages (as shown below) vary based on
                      issue age and number of full years since the
                      Policy was issued (or since the increase in
                      Specified Amount).
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Grading Percentages    Percent for Issue Ages     Percent for Issue Ages
     Policy Years                 0-75                     76-85
--------------------------------------------------------------------------------
          1-3                    80%                        80%
           4                      80                        70
           5                      80                        60
           6                      80                        50
           7                      80                        40
           8                      70                        30
           9                      60                        20
          10                      50                        10
          11                      40                         0
          12                      30                         0
          13                      20                         0
          14                      10                         0
          15+                     0                          0
--------------------------------------------------------------------------------


Note: Issue ages for policies issued to Individual Qualified Plans are limited to ages 18-70.


The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.


--------------------------------------------------------------------------------
Example:   If a male insured age 35 purchases a policy with
           a Specified Amount of $100,000, the per $1,000
           of initial Specified Amount surrender charge
           factor would be $7.25 (Preferred, nonsmoker).
           The maximum surrender charge during the first
           seven policy years would be 80% of (100 x 7.25)
           or $580.
--------------------------------------------------------------------------------



The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.


--------------------------------------------------------------------------------
Effect of Changes in      The surrender charge will increase when a
Specified Amount on       new coverage segment of Specified Amount
the Surrender Charge --   is created due to a requested increase in
                          coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the applicable 15-year or 11-year period following the increase. The new surrender charge for the policy will equal:

                          (1) The remaining part of the surrender
                          charge for the original Specified Amount, plus

                          (2) The surrender charge related to the
                          increase.

                          Decreases in Specified Amount have no
                          effect on surrender charges.
--------------------------------------------------------------------------------


29  Charges and Deductions

TRANSACTION AND OTHER CHARGES

o    Partial Surrender Fee -- $10

o    Transfer of Fund Value -- $25 (at option of the Company), currently $0

The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them. If the transfer fee is assessed, it will be allocated against the first of the subaccounts and/or the Guaranteed Interest Account from which Fund Value is being transferred.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.


FEES AND EXPENSES OF THE FUNDS

The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.


GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

1.   Mortality and expense risk charge.

2.   Administrative charge.

3.   Per $1,000 Specified Amount charge.

4.   Sales charge.

5.   Guaranteed cost of insurance rates.

6.   Surrender charge.

7.   Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in

1.   future expectations with respect to investment earnings,

2.   mortality,

3.   length of time policies will remain in effect,

4.   expenses, and

5.   taxes.

In no event will they exceed the guaranteed rates defined in the policy.

                                                      Charges and Deductions  30

6. Other information

--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.



TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.



TAX TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or


31  Other information
     the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.


If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.

BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be


                                                           Other information  32
imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 CSO ("Commissioner's Standard Ordinary") mortality tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the policy, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your policy to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


VOTING OF FUND SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if


1. the Investment Company Act of 1940 (the "Act") or any regula tions thereunder is amended, or


2.   the present interpretation of the Act should change, and

3. as a result we determine that it is permitted to vote the shares of the Funds in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy


33  Other information
owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

1.   A summary of the transactions which occurred since the last statement; and

2. Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:


1. Shares of any or all of the portfolios of the Funds should no longer be available for investment; or


2. In the sole judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

The substituted portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.


If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:



1. be operated as a management investment company under the Investment Company Act of 1940 ("the Act") or any other form permitted by law,


2. be deregistered under that Act if such registration is no longer required, or

3. be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.



VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.



                                                           Other information  34

7. The Guaranteed Interest Account

--------------------------------------------------------------------------------

You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


DEATH BENEFIT


The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value on the date of death or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death benefits under the policy."



POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and Surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations:

1. Transfers to the Guaranteed Interest Account may be made at any time and in any amount and are effective on the Business Day they are received at our Operations Center.


35  The Guaranteed Interest Account

2. Transfers from the Guaranteed Interest Account to the subac counts are limited to

     a.   one in any policy year, and

     b. the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.


Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number and the dollar amount of transfers.



SURRENDERS AND POLICY LOANS

You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full surrender" and "Partial surrender." Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


                                             The Guaranteed Interest Account  36

8. More about the policy

--------------------------------------------------------------------------------

OWNERSHIP


The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.


Joint owners

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY


The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.

The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at the Home Office; and
(b) the 14th day after the insured's death.


The policy

This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.


PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:


(1) Pay death benefit proceeds (Please note that if death benefit pro ceeds are not paid by the end of 30 days from the date we receive due proof of death of the insured, we will pay interest on the proceeds if required by the state in which the policy is delivered at the rate specified by that state. If we pay interest, it will be from the date of death to the date of payment of proceeds); and

(2) Pay the Cash Value on surrender, partial surrenders and loan pro ceeds based on allocations made to the subaccounts.



However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:


(1) The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

(2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.


Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS


Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed




37  More about the policy
not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Even if the death benefit under the policy is excludible from income, payments under payment plans may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the payment plans.


PAYMENT IN CASE OF SUICIDE


If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.



ASSIGNMENT

You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.")


ERRORS ON THE APPLICATION


If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:


     (a)  is the Fund Value on the date of death; and


     (b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on that monthly anniversary day based on the correct age and gender.

----------------------

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.



INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

1. The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the Date of Issue; and

2. An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.



POLICY ILLUSTRATION FEE

Upon written request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions. We charge a fee of up to $25 for this service and we will bill you for this amount. This is not a charge that is deducted from your Fund Value


DISTRIBUTION OF THE POLICIES

The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly- owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Sales compensation paid to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, sales compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in



                                                       More about the policy  38
the sixth policy year, the Distributors will receive on-going asset-based compensation up to a maximum of 0.10% annually of the Fund Value of the Policy.


Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



39  More about the policy

9. More about the Company

--------------------------------------------------------------------------------

MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 1290 Avenue of the Americas, New York, NY 10104.


No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.





DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management Corporation, the general partner of
                                       Alliance Holding and Alliance. A former Director of Donaldson, Lufkin and Jenrette ("DLJ")
                                       (July 1993 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Control and Strategy,
75008 Paris, France                    AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President, International
                                       (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive Committee
                                       (since January 2000); Director, AXA Financial (since November 2003), Alliance Capital
                                       Management Corporation (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Retired Corporate Vice President,
Henderson Advisory Consulting          Core Business Development of Bestfoods (June 1999 to December 2000). Prior thereto,
425 East 86th St.                      President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
New York, NY 10028                     Bestfoods (1997 to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The
                                       "Shell" Transport and Trading Company, plc.; Former Director, Hunt Corporation (1992 to
                                       2002); Director, AXA Financial and AXA Equitable (since December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                  1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                       Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; Member; and a
                                       member of The American Association of Sovereign Military Order of Malta.
-----------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Jarmain Group Inc.                     July 1992). President, Jarmain Group Inc. (since 1979); and officer of director of several
77 King Street West                    affiliated companies. Director, AXA Insurance (Canada), Anglo Canada General Insurance
Suite 4545                             Company, Alliance Capital Management Corporation, AXA Pacific Insurance Company and AXA
Toronto, Ontario M5K 1K2               Australia, a former Alternate Director, AXA Asia Pacific Holdings Limited (December 1999
Canada                                 to September 2000) and a former Director of DLJ (October 1992 to November 2000). Director
                                       of AXA Financial (since July 1992).
-----------------------------------------------------------------------------------------------------------------------------------


                                                      More about the Company 40

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson                   Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Christina Johnson and Associates       September 2002). Former President and Chief Executive Officer of Saks Fifth Avenue
200 Railroad Ave.                      Enterprises (February 2001 to October 2003); President and Chief Executive Officer, Saks
Greenwich, CT 06830                    Fifth Avenue (February 2000 to February 2001); Director, AXA Financial (since September
                                       2002); Director, Women In Need, Inc.; Regional Vice President for the Greater New York
                                       Area, National Italian American Foundation.
-----------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy. Prior
315 East Hopkins Street                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003
Aspen, CO 81611                        to May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director,
                                       AXA Financial (since September 2002); Director, Schindler Holdings, Ltd. (since January
                                       2002), NAVTEQ (since May 2004); Director, Interval International (January 1998 to June
                                       2003); Executive Vice President, Hyatt Development Corporation (1997 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Ameritrade Holding Corporation         November 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March 2001);
4211 South 102nd Street                Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch & Co.,
Omaha, NE 68127                        Inc. (1984 to March 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, Alliance Capital Management Corporation (since
                                       May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson
                                       Company and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley
                                       Tool, LLC. Director of AXA Financial (since March 1999) and Director, P.A. Consulting
                                       (since 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
78 Pine Street                         May 2001); Director (October 1992 to December 2004), Chairman of the Board (May 2001 to
New Canaan, CT 06840                   December 2004) and Chief Executive Officer (January 1999 to June 2003), Alliance Capital
                                       Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer
                                       (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA
                                       Financial (since May 2001); Vice Chairman of the Board of Trustees of Colgate University;
                                       Trustee of the Mike Wolk Heart Foundation; Member of the Investment Committee of the New
                                       York Community Trust.
-----------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006
                                       to present) and Chief Executive Officer, MONY Life and MONY America (since July 2004);
                                       Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer,
                                       MONY Holdings, LLC (since July 2004); Director, Chairman of the Board, President (May 2002
                                       to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Financial Services, LLC (since May 2001); Member of AXA's Management Board (since May 2001); Director (since May 2004) and President (since
                                       September 2005), AXA America Holdings, Inc.; Director, Alliance Capital Management
                                       Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to
                                       September 2005, January 2006 to present) and Chief Executive Officer, AXA Life and Annuity
                                       Company (since June 2001); Director, The Advest Group, Inc. (July 2004 to December 2005);
                                       Director and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The
                                       University of Scranton (1995 to 2002); Former Member of the Investment Company Institute's
                                       Board of Governors (October 2001 to 2005); prior thereto, October 1997 to October 2000) and
                                       Executive Committee (1998 to 2000); Former Trustee of The University of Pittsburgh; Former
                                       Director, St. Sebastian Country Day School (1990 to June 2005); Former Director, the
                                       Massachusetts Bankers Association; President and Chief Operating Officer, Mellon Financial
                                       Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995
                                       to 2001).
-----------------------------------------------------------------------------------------------------------------------------------


41 More about the Company

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                       Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and MONY
                                       America (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY
                                       Holdings, LLC (since July 2004); Director, Vice Chairman of the Board (since February 1998)
                                       and Chief Financial Officer (since May 1996), AXA Equitable. Director (since November
                                       2003), Vice Chairman of the Board (since November 1999) and Chief Financial Officer (since
                                       May 1997) and prior thereto, Executive Vice President (May 1996 to November 1999), Senior
                                       Executive Vice President (February 1998 to November 1999), AXA Financial; Executive Vice
                                       President, Member of the Executive Committee and Management Board of AXA. Director, Vice
                                       Chairman and Chief Financial Officer (since December 1999) AXA Life and Annuity Company;
                                       AXA Financial Services, LLC and AXA Distribution Holding Corp. (since September 1999).
                                       Director (since May 2004) and Executive Vice President (since September 2005), AXA America
                                       Holdings, Inc. Director, Chairman of U.S. Financial Life Insurance Company (Sept. 2004 to
                                       present); Director, The Advest Group, Inc. (July 2004 to December 2005). Director, Alliance
                                       Capital Management Corporation (since July 1997). Formerly a Director of DLJ (from June
                                       1997 to November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial
                                       Practice, Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and
                                       MONY America (since July 2004); Executive Vice President (since February 1998) and AXA
                                       Group Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA
                                       Financial Services, LLC (since September 1999). Director, President and Chief Executive
                                       Officer, AXA Technology Services (since 2002); prior thereto, Chief Information Officer
                                       (November 1994 to February 2001). Previously held other officerships with AXA Equitable.
-----------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January
                                       2002), AXA Financial Services, LLC; prior thereto, Senior Vice President and Managing
                                       Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                       President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to
                                       1999).
-----------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice
                                       President (September 1987 to present) AXA Equitable; Senior Vice President (since July
                                       1992) AXA Financial, Inc.; Senior Vice President (since September 1999) AXA Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Life and Annuity Company; Director (since
                                       June 2003) and Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB
                                       ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President (since
                                       July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly
                                       EquiSource); Director and Officer of various AXA Equitable affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


                                                      More about the Company 42

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                       (September 2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life
                                       Insurance Company and MONY Life Insurance Company of America. Senior Vice President (July
                                       1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice President (February 1989 to July
                                       1997), Deputy Treasurer (until September 1993), AXA Equitable. Senior Vice President
                                       (September 1997 to present), Treasurer (September 1993 to present) and Chief Investment
                                       Officer (September 2004 to present), and prior thereto, Vice President (May 1992 to
                                       September 1997) and Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc.
                                       Senior Vice President and Treasurer (since September 1999) and Chief Investment Officer
                                       (since September 2004), AXA Financial Services, LLC. Senior Vice President (since September
                                       2005), AXA America Holdings, Inc. Director (July 2004 to December 2005), The Advest Group,
                                       Inc. and Boston Advisors, Inc. Director, Chairman of the Board and President (since July
                                       2004), MONY Capital Management, Inc. Director, Senior Vice President and Treasurer (since
                                       July 2004), MONY Benefits Management Corp. Director and Chairman of the Board (July 2004 to
                                       May 2005), Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director
                                       and Treasurer (since July 2004), 1740 Advisers, Inc. Director, Executive Vice President and
                                       Treasurer (since July 2004), MONY Asset Management, Inc., and MONY Agricultural Investment
                                       Advisers, Inc. President and Treasurer (since October 2004), MONY International Holdings,
                                       LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director and
                                       Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA
                                       Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (since June 2000); and AXA
                                       Network, LLC (since December 1999). Director (since July 1998), Chairman (since August
                                       2000), and Chief Executive Officer (since September 1997), Equitable Casualty Insurance
                                       Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation (since
                                       November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December
                                       2003), AXA Financial (Bermuda) Ltd. Treasurer (November 2000 to December 2003), Paramount
                                       Planners, LLC. Vice President and Treasurer (March 1997 to December 2002) EQ Advisors
                                       Trust. Director (July 1997 to May 2001) and President and CEO (August 1997 to May 2001), EQ
                                       Services, Inc. Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured
                                       Products); Director, Executive Vice President and Treasurer (July 2004 to February 2005),
                                       MONY Realty Capital, Inc. and MONY Realty Partners, Inc,
-----------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (July 2004 to present) and Deputy Chief Financial Officer
                                       (since September 2005) of MONY Life Insurance Company and MONY Life Insurance Company of
                                       America. Executive Vice President (September 2004 to present) and Deputy Chief Financial
                                       Officer (since September 2005) AXA Equitable. Executive Vice President and Deputy Chief
                                       Financial Officer (since September 2005), AXA Financial, Inc. Executive Vice President
                                       (September 2004 to present) and Deputy Chief Financial Officer (since September 2005) of
                                       AXA Financial Services, LLC; Director (July 2004 to present) of AXA Advisors, LLC. Director
                                       (July 2004 to December 2005) of The Advest Group, Inc.; Director (July 2004 to present) of
                                       MONY Capital Management, Inc., and MONY Agricultural Investment Advisers, Inc.; Director
                                       (July 2004 to May 2005) of Matrix Capital Markets Group, Inc. and Matrix Private Equities,
                                       Inc.; Director (July 2004 to present) of MONY Securities Corporation; Director (July 2004 to present) of 1740 Advisers, Inc. Director (November 2004 to present) of Frontier Trust
                                       Company, FSB; Director (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc. Business Support and Development (February 2001 to June 2004) of GIE
                                       AXA; Head of Finance Administration (November 1998 to February 2001) of AXA Real Estate
                                       Investment Managers.
-----------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------------------


43 More about the Company

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                       2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC and MONY
                                       Financial Services, Inc. (since July 2004); Senior Vice President (since September 1997)
                                       and Deputy General Counsel (since November 1999), AXA Equitable; prior thereto, Senior Vice
                                       President and Associate General Counsel (September 1997 to October 1999); Senior Vice
                                       President and Deputy General Counsel (September 2001 to present), AXA Financial; Senior
                                       Vice President (since September 1999) and Deputy General Counsel (since November 1999), AXA
                                       Financial Services, LLC. Senior Vice President and Deputy General Counsel, AXA Life and
                                       Annuity Company.
-----------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004);
                                       Senior Vice President and Controller, AXA Equitable, AXA Financial, AXA Financial Services,
                                       LLC, MONY Holdings, LLC and MONY Financial Services, Inc. Senior Vice President and
                                       Controller, AXA Life and Annuity Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc.,
                                       MONY Holdings, LLC, MONY Life and MONY America. Senior Vice President (since March 1996)
                                       and Auditor (since September 1994) AXA Equitable. Senior Vice President (since March 1996)
                                       and Auditor (since September 1994), AXA Financial, Inc.; prior thereto, Vice President and
                                       Auditor (September 1984 to March 1996). Senior Vice President and Auditor (since September
                                       1999) AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director (since
                                       November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January 2005),
                                       JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
-----------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to
                                       present) of AXA Financial Services, LLC; Senior Vice President (April 2002 to present) of
                                       AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA Network
                                       Insurance Agency of Massachusetts, LLC; Vice President (July 2004 to present) of MONY
                                       Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of
                                       Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI Insurance Agency of
                                       Ohio, Inc. and MBI Insurance Agency of Washington, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                       President (September 2002 to present) AXA Equitable. Senior Vice President (since September
                                       2002) of AXA Financial Services, LLC; Director, President and Chief Operating Officer
                                       (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA
                                       Advisors, LLC. Director, President and Chief Operating Officer (since July 2004), MONY
                                       Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon
                                       Smith Barney (1996 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes                        Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 1997 to present) AXA Equitable. Senior Vice President (February 1997 to
                                       present) of AXA Financial Services, LLC; Executive Vice President (August 1999 to present)
                                       of AXA Advisors, LLC; Director and President (December 1996 to present) of Equitable
                                       Structured Settlement Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life,
                                       MONY America and AXA Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to
                                       June 2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel
                                       (December 1996 to December 2001). Vice President, Secretary and Associate General Counsel
                                       (since June 2005), AXA Financial, Inc. Vice President and Secretary (since September 2005),
                                       AXA America Holdings, Inc. Vice President, Secretary and Associate General Counsel (since
                                       June 2005), AXA Life and Annuity Company. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary
                                       and Associate General Counsel (since June 2005), MONY Holdings, LLC.
-----------------------------------------------------------------------------------------------------------------------------------


                                                      More about the Company 44

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice
                                       President, AXA Equitable (since September 2002), Senior Vice President, AXA Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.                   Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President, AXA Equitable (since February 2004); Executive Vice President, AXA Financial
                                       Services, LLC (since February 2004); Director (since December 2003) and Chairman of the
                                       Board (since July 2004) prior thereto Co-President and Co-Chief Executive Officer (December
                                       2003 to July 2004), AXA Advisors, LLC; Director and Chairman of the Board (since July
                                       2004); prior thereto, President -- Retail Division (December 2003 to July 2004), AXA
                                       Network, LLC. Director and Chairman of the Board (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Regional President of the New York Metro Region (March 2000 to
                                       January 2001), Co-General Manager of the Jones/Sages Agency (January 1995 to March 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September
                                       2005). Executive Vice President (since September 2005), AXA Equitable; prior thereto,
                                       Senior Vice President (March 2005 to September 2005). Director and Vice Chairman of the
                                       Board (since December 2005), AXA Network, LLC, AXA Network of Connecticut, Maine and New
                                       York, LLC, AXA Network Insurance Agency of Massachusetts, LLC. Director and Vice Chairman
                                       of the Board (since January 2006), MONY Brokerage, Inc. and its subsidiaries. Partner (June
                                       1997 to March 2005), McKinsey & Company.
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Senior Vice President (July 2004 to present) and Chief Actuary (since September 2005) of
                                       MONY Life and MONY America; Senior Vice President and Appointed Actuary (December 2004 to
                                       present) of U. S. Financial Life Insurance Company. Senior Vice President (September 2000
                                       to present) and Chief Actuary (since September 2005), Actuary (May 1998 to September 2005)
                                       AXA Equitable. Senior Vice President (September 2000 to present) and and Chief Actuary
                                       (since September 2005), Actuary (September 1999 to September 2005) of AXA Financial
                                       Services, LLC. Director and Vice President (since December 2003) AXA Financial (Bermuda)
                                       Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of
                                       MONY Life and MONY America. Executive Vice President and Chief Information Officer
                                       (February 2005 to present); prior thereto, Senior Vice President (September 2004 to
                                       February 2005) AXA Equitable. Senior Vice President (February 2005 to present) of AXA
                                       Financial Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to
                                       September 2004) of AIG.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                    Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                       President (June 1991 to present) AXA Equitable. Senior Vice President (since September
                                       1999) AXA Financial Services LLC. Director, Chairman and Chief Operating Officer, Casualty
                                       (September 1997 to August 2000). Director, EREIM LP Corp. (October 1997 to March 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                                       2005 to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance
                                       Officer and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                                       present) of AXA Financial Services, LLC. Vice President, Deputy General and Chief
                                       Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA
                                       Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                       Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                       and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                       Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                       Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                       2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                       (March 2000 to June 2002), Met Life Investors Group.
-----------------------------------------------------------------------------------------------------------------------------------


45 More about the Company

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July
                                       2004); Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004);
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                       General Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice President
                                       (since September 2001) and General Counsel (since November 1999), AXA Financial Services,
                                       LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                       1999), AXA Life and Annuity Company. Director, Executive Vice President and General Counsel
                                       (since July 2004), MONY Financial Services, Inc. Previously, Director of AXA Advisors, LLC.
-----------------------------------------------------------------------------------------------------------------------------------


STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of the Company's operations at periodic intervals.


TELEPHONE/FACSIMILE/WEB TRANSACTIONS


You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or facsimile if you have completed and signed a telephone/facsimile transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Values or change allocation instructions for future premiums via the web by completing the transaction authorization form found online at www.AXAOnline.com These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.AXAOnline.com,


Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.the validity of the forms of the policies under Arizona law.


REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their reports herein. The audited financial statements are included in reliance upon


                                                      More about the Company  46
the authority of said firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


FINANCIAL STATEMENTS

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company are set forth herein.


The financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.


The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http:// www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.


47  More about the Company

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm......................................................    2
 Statements of Assets and Liabilities as of December 31, 2005..................................................  F-3
 Statements of Operations for the Year Ended December 31, 2005................................................. F-19
 Statements of Changes in Net Assets for the Years Ended December 31, 2005 and December 31, 2004............... F-30
 Notes to Financial Statements........................................ .......................................  F-55

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm......................................................  F-1
Balance Sheets as of December 31, 2005 and 2004...............................................................  F-2
 Statements of Operations for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
 (Predecessor)................................................................................................  F-3
Statements of Shareholder's Equity for the Years Ended December 31, 2005, 2004 and 2003.......................  F-4
 Statements of Cash Flows for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
(Predecessor).................................................................................................  F-5
 Notes to Financial Statements................................................................................  F-7

                                     FSA-1

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2006

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                           AIM V.I.         AIM V.I.             AIM V.I.
                                                         Basic Value   Financial Services   Global Health Care
                                                        ------------- -------------------- --------------------
Assets:
Shares held in respective Funds .......................      43,377           21,037               33,562
                                                             ------           ------               ------
Investments at cost ...................................    $487,857         $276,247             $563,082
                                                           --------         --------             --------
Investment in respective Funds, at net asset value         $536,574         $321,238             $686,016
Amount due from respective Funds ......................          --               --                   --
Amount due from MONY America ..........................         639               46                   74
                                                           --------         --------             --------
  Total Assets ........................................     537,213          321,284              686,090
                                                           --------         --------             --------
Liabilities:
Amount due to respective Funds ........................         639               46                   74
Amount due to MONY America ............................          --               --                   --
                                                           --------         --------             --------
  Total Liabilities ...................................         639               46                   74
                                                           --------         --------             --------
Net Assets ............................................    $536,574         $321,238             $686,016
                                                           ========         ========             ========


                                                           AIM V.I.
                                                           Mid Cap      AIM V.I.    Alger American   Alger American
                                                         Core Equity   Technology      Balanced      MidCap Growth
                                                        ------------- ------------ ---------------- ---------------
Assets:
Shares held in respective Funds .......................      25,868       13,059         267,322          455,043
                                                           --------     --------      ----------       ----------
Investments at cost ...................................    $340,475     $144,764      $3,498,322       $8,649,115
                                                           --------     --------      ----------       ----------
Investment in respective Funds, at net asset value         $352,062     $165,716      $3,860,133       $9,965,441
Amount due from respective Funds ......................          --           --              --               --
Amount due from MONY America ..........................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
  Total Assets ........................................     352,789      165,775       3,860,698        9,970,339
                                                           --------     --------      ----------       ----------
Liabilities:
Amount due to respective Funds ........................         727           59             565            4,898
Amount due to MONY America ............................          --           --              --               --
                                                           --------     --------      ----------       ----------
  Total Liabilities ...................................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
Net Assets ............................................    $352,062     $165,716      $3,860,133       $9,965,441
                                                           ========     ========      ==========       ==========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

    The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                           Dreyfus IP    Dreyfus Socially
                                                           Small Cap       Responsible        Dreyfus Stock
                                                          Stock Index   Growth Fund, Inc.   Index Fund, Inc.
                                                         ------------- ------------------- ------------------
Assets:
Shares held in respective Funds ........................     384,546            56,864           2,008,209
                                                          ----------        ----------         -----------
Investments at cost ....................................  $5,282,354        $1,329,868         $57,191,604
                                                          ----------        ----------         -----------
Investment in respective Funds, at net asset value .....  $6,410,386        $1,483,006         $63,901,214
Amount due from respective Funds .......................          --                --                  --
Amount due from MONY America ...........................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
  Total Assets .........................................   6,412,636         1,484,840          63,905,716
                                                          ----------        ----------         -----------
Liabilities:
Amount due to respective Funds .........................       2,250             1,834               4,502
Amount due to MONY America .............................          --                --                  --
                                                          ----------        ----------         -----------
  Total Liabilities ....................................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
Net Assets .............................................  $6,410,386        $1,483,006         $63,901,214
                                                          ==========        ==========         ===========

                                                                                                Dreyfus VIF    EQ/Bear Stearns
                                                           Dreyfus VIF       Dreyfus VIF       Small Company    Small Company
                                                          Appreciation   International Value       Stock            Growth
                                                         -------------- --------------------- --------------- -----------------
Assets:
Shares held in respective Funds ........................       27,524            684,080            131,675        1,869,259
                                                           ----------        -----------         ----------      -----------
Investments at cost ....................................   $  973,388        $ 9,023,130         $2,738,606      $13,463,305
                                                           ----------        -----------         ----------      -----------
Investment in respective Funds, at net asset value .....   $1,021,410        $11,964,559         $2,866,572      $16,374,711
Amount due from respective Funds .......................           --                 --                 --               --
Amount due from MONY America ...........................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
  Total Assets .........................................    1,022,164         12,020,880          2,872,635       16,379,282
                                                           ----------        -----------         ----------      -----------
Liabilities:
Amount due to respective Funds .........................          754             56,321              6,063            4,571
Amount due to MONY America .............................           --                 --                 --               --
                                                           ----------        -----------         ----------      -----------
  Total Liabilities ....................................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
Net Assets .............................................   $1,021,410        $11,964,559         $2,866,572      $16,374,711
                                                           ==========        ===========         ==========      ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               EQ/Boston
                                                                                            Advisors Equity
                                                                                                 Income*
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................      1,613,078
                                                                                              -----------
Investments at cost ......................................................................    $ 8,998,477
                                                                                              -----------
Investment in respective Funds, at net asset value .......................................    $10,258,203
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................            330
                                                                                              -----------
  Total Assets ...........................................................................     10,258,533
                                                                                              -----------
Liabilities:
Amount due to respective Funds ...........................................................            330
Amount due to MONY America ...............................................................             --
                                                                                              -----------
  Total Liabilities ......................................................................            330
                                                                                              -----------
Net Assets ...............................................................................    $10,258,203
                                                                                              ===========

                                                                                                 EQ/Calvert
                                                                                            Socially Responsible
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          32,180
                                                                                                  --------
Investments at cost ......................................................................        $235,189
                                                                                                  --------
Investment in respective Funds, at net asset value .......................................        $263,553
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             129
                                                                                                  --------
  Total Assets ...........................................................................         263,682
                                                                                                  --------
Liabilities:
Amount due to respective Funds ...........................................................             129
Amount due to MONY America ...............................................................              --
                                                                                                  --------
  Total Liabilities ......................................................................             129
                                                                                                  --------
Net Assets ...............................................................................        $263,553
                                                                                                  ========

                                                                                                EQ/Capital      EQ/Caywood-Scholl
                                                                                            Guardian Research    High Yield Bond
                                                                                           ------------------- -------------------
Assets:
Shares held in respective Funds ..........................................................         157,037           2,932,683
                                                                                                ----------         -----------
Investments at cost ......................................................................      $2,355,193         $13,345,832
                                                                                                ----------         -----------
Investment in respective Funds, at net asset value .......................................      $1,964,533         $13,373,034
Amount due from respective Funds .........................................................           1,132               3,741
Amount due from MONY America .............................................................              --                  --
                                                                                                ----------         -----------
  Total Assets ...........................................................................       1,965,665          13,376,775
                                                                                                ----------         -----------
Liabilities:
Amount due to respective Funds ...........................................................              --                  --
Amount due to MONY America ...............................................................           1,132               3,741
                                                                                                ----------         -----------
  Total Liabilities ......................................................................           1,132               3,741
                                                                                                ----------         -----------
Net Assets ...............................................................................      $1,964,533         $13,373,034
                                                                                                ==========         ===========

                                                                                               EQ/Enterprise      EQ/GAMCO Small
                                                                                            Moderate Allocation    Company Value
                                                                                           --------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................         4,952,917          2,829,433
                                                                                                ------------        -----------
Investments at cost ......................................................................      $106,775,746        $65,382,183
                                                                                                ------------        -----------
Investment in respective Funds, at net asset value .......................................      $ 97,621,998        $76,140,042
Amount due from respective Funds .........................................................            40,208             29,448
Amount due from MONY America .............................................................                --                 --
                                                                                                ------------        -----------
  Total Assets ...........................................................................        97,662,206         76,169,490
                                                                                                ------------        -----------
Liabilities:
Amount due to respective Funds ...........................................................                --                 --
Amount due to MONY America ...............................................................            40,208             29,448
                                                                                                ------------        -----------
  Total Liabilities ......................................................................            40,208             29,448
                                                                                                ------------        -----------
Net Assets ...............................................................................      $ 97,621,998        $76,140,042
                                                                                                ============        ===========

                                                                                            EQ/Government
                                                                                             Securities
                                                                                           --------------
Assets:
Shares held in respective Funds ..........................................................    1,271,804
                                                                                            -----------
Investments at cost ......................................................................  $14,639,589
                                                                                            -----------
Investment in respective Funds, at net asset value .......................................  $13,837,230
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................       34,402
                                                                                            -----------
  Total Assets ...........................................................................   13,871,632
                                                                                            -----------
Liabilities:
Amount due to respective Funds ...........................................................       34,402
Amount due to MONY America ...............................................................           --
                                                                                            -----------
  Total Liabilities ......................................................................       34,402
                                                                                            -----------
Net Assets ...............................................................................  $13,837,230
                                                                                            ===========

-------
*  Denotes multiple share classes held in the respective fund.
   A ............................................................         97,644
   B ............................................................      1,515,434

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Intermediate  EQ/International      EQ/Long
                                                             Term Bond          Growth          Term Bond
                                                         ---------------- ------------------ --------------
Assets:
Shares held in respective Funds ........................       751,790          3,193,998         801,934
                                                            ----------        -----------     -----------
Investments at cost ....................................    $8,399,611        $15,847,472     $11,137,633
                                                            ----------        -----------     -----------
Investment in respective Funds, at net asset value .....    $7,600,595        $16,640,730     $10,858,195
Amount due from respective Funds .......................           612              3,552           3,628
Amount due from MONY America ...........................            --                 --              --
                                                            ----------        -----------     -----------
  Total Assets .........................................     7,601,207         16,644,282      10,861,823
                                                            ----------        -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................            --                 --              --
Amount due to MONY America .............................           612              3,552           3,628
                                                            ----------        -----------     -----------
  Total Liabilities ....................................           612              3,552           3,628
                                                            ----------        -----------     -----------
Net Assets .............................................    $7,600,595        $16,640,730     $10,858,195
                                                            ==========        ===========     ===========

                                                           EQ/Marsico      EQ/Money      EQ/Montag &       EQ/PIMCO
                                                              Focus         Market     Caldwell Growth    Real Return
                                                         -------------- ------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................      733,823     39,049,835      10,661,465       1,617,950
                                                          -----------    -----------     -----------     -----------
Investments at cost ....................................  $ 9,198,093    $39,049,835     $50,521,361     $16,837,054
                                                          -----------    -----------     -----------     -----------
Investment in respective Funds, at net asset value .....  $11,550,377    $39,049,835     $53,947,015     $16,406,107
Amount due from respective Funds .......................           --        200,992              --              --
Amount due from MONY America ...........................       54,907             --          69,737          43,409
                                                          -----------    -----------     -----------     -----------
  Total Assets .........................................   11,605,284     39,250,827      54,016,752      16,449,516
                                                          -----------    -----------     -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................       54,907             --          69,737          43,409
Amount due to MONY America .............................           --        200,992              --              --
                                                          -----------    -----------     -----------     -----------
  Total Liabilities ....................................       54,907        200,992          69,737          43,409
                                                          -----------    -----------     -----------     -----------
Net Assets .............................................  $11,550,377    $39,049,835     $53,947,015     $16,406,107
                                                          ===========    ===========     ===========     ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                             EQ/Short
                                                                                             Duration     EQ/TCW
                                                                                              Bond        Equity
                                                                                           ---------- --------------
Assets:
Shares held in respective Funds ..........................................................    19,836     2,803,981
                                                                                            --------   -----------
Investments at cost ......................................................................  $198,553   $58,390,089
                                                                                            --------   -----------
Investment in respective Funds, at net asset value .......................................  $197,371   $61,939,936
Amount due from respective Funds .........................................................       963        23,009
Amount due from MONY America .............................................................        --            --
                                                                                            --------   -----------
  Total Assets ...........................................................................   198,334    61,962,945
                                                                                            --------   -----------
Liabilities:
Amount due to respective Funds ...........................................................        --            --
Amount due to MONY America ...............................................................       963        23,009
                                                                                            --------   -----------
  Total Liabilities ......................................................................       963        23,009
                                                                                            --------   -----------
Net Assets ...............................................................................  $197,371   $61,939,936
                                                                                            ========   ===========

                                                                                                  EQ/UBS         Fidelity VIP
                                                                                            Growth and Income   Asset Manager
                                                                                           ------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................       3,420,497           11,150
                                                                                               -----------         --------
Investments at cost ......................................................................     $17,521,359         $159,752
                                                                                               -----------         --------
Investment in respective Funds, at net asset value .......................................     $20,591,391         $167,698
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           1,079               21
                                                                                               -----------         --------
  Total Assets ...........................................................................      20,592,470          167,719
                                                                                               -----------         --------
Liabilities:
Amount due to respective Funds ...........................................................           1,079               21
Amount due to MONY America ...............................................................              --               --
                                                                                               -----------         --------
  Total Liabilities ......................................................................           1,079               21
                                                                                               -----------         --------
Net Assets ...............................................................................     $20,591,391         $167,698
                                                                                               ===========         ========

                                                                                             Fidelity VIP    Fidelity VIP
                                                                                            Contrafund(R)*      Growth*
                                                                                           ---------------- --------------
Assets:
Shares held in respective Funds ..........................................................      1,034,332        402,911
                                                                                              -----------    -----------
Investments at cost ......................................................................    $25,510,084    $12,621,868
                                                                                              -----------    -----------
Investment in respective Funds, at net asset value .......................................    $32,046,025    $13,539,463
Amount due from respective Funds .........................................................          7,831          6,524
Amount due from MONY America .............................................................             --             --
                                                                                              -----------    -----------
  Total Assets ...........................................................................     32,053,856     13,545,987
                                                                                              -----------    -----------
Liabilities:
Amount due to respective Funds ...........................................................             --             --
Amount due to MONY America ...............................................................          7,831          6,524
                                                                                              -----------    -----------
  Total Liabilities ......................................................................          7,831          6,524
                                                                                              -----------    -----------
Net Assets ...............................................................................    $32,046,025    $13,539,463
                                                                                              ===========    ===========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                        492,954        276,122
   Initial                                                                                        541,378        126,789


                                                                                                Fidelity VIP
                                                                                            Growth Opportunities*
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          120,437
                                                                                                 ----------
Investments at cost ......................................................................       $1,766,933
                                                                                                 ----------
Investment in respective Funds, at net asset value .......................................       $2,087,434
Amount due from respective Funds .........................................................              126
Amount due from MONY America .............................................................               --
                                                                                                 ----------
  Total Assets ...........................................................................        2,087,560
                                                                                                 ----------
Liabilities:
Amount due to respective Funds ...........................................................               --
Amount due to MONY America ...............................................................              126
                                                                                                 ----------
  Total Liabilities ......................................................................              126
                                                                                                 ----------
Net Assets ...............................................................................       $2,087,434
                                                                                                 ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                           94,471
   Initial                                                                                           25,966

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               Fidelity VIP
                                                                                            Growth and Income
                                                                                           -------------------
Assets:
Shares held in respective Funds ..........................................................          77,411
                                                                                                ----------
Investments at cost ......................................................................      $1,053,552
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $1,141,815
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................           2,750
                                                                                                ----------
  Total Assets ...........................................................................       1,144,565
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................           2,750
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................           2,750
                                                                                                ----------
Net Assets ...............................................................................      $1,141,815
                                                                                                ==========

                                                                                            Franklin Income
                                                                                               Securities
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................         69,032
                                                                                               ----------
Investments at cost ......................................................................     $1,038,523
                                                                                               ----------
Investment in respective Funds, at net asset value .......................................     $1,057,572
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................          1,460
                                                                                               ----------
  Total Assets ...........................................................................      1,059,032
                                                                                               ----------
Liabilities:
Amount due to respective Funds ...........................................................          1,460
Amount due to MONY America ...............................................................             --
                                                                                               ----------
  Total Liabilities ......................................................................          1,460
                                                                                               ----------
Net Assets ...............................................................................     $1,057,572
                                                                                               ==========

                                                                                               Franklin Rising     Franklin Zero
                                                                                            Dividends Securities    Coupon 2010
                                                                                           ---------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................          22,745              5,209
                                                                                                  --------            -------
Investments at cost ......................................................................        $381,252            $85,002
                                                                                                  --------            -------
Investment in respective Funds, at net asset value .......................................        $405,780            $83,130
Amount due from respective Funds .........................................................              --                 --
Amount due from MONY America .............................................................           1,269                107
                                                                                                  --------            -------
  Total Assets ...........................................................................         407,049             83,237
                                                                                                  --------            -------
Liabilities:
Amount due to respective Funds ...........................................................           1,269                107
Amount due to MONY America ...............................................................              --                 --
                                                                                                  --------            -------
  Total Liabilities ......................................................................           1,269                107
                                                                                                  --------            -------
Net Assets ...............................................................................        $405,780            $83,130
                                                                                                  ========            =======

                                                                                                              Janus Aspen Series
                                                                                              Janus Aspen       International
                                                                                            Series Balanced         Growth*
                                                                                           ----------------- -------------------
Assets:
Shares held in respective Funds ..........................................................        306,689            241,800
                                                                                               ----------         ----------
Investments at cost ......................................................................     $6,995,116         $6,659,444
                                                                                               ----------         ----------
Investment in respective Funds, at net asset value .......................................     $7,894,186         $8,558,959
Amount due from respective Funds .........................................................             --                 --
Amount due from MONY America .............................................................            718              2,361
                                                                                               ----------         ----------
  Total Assets ...........................................................................      7,894,904          8,561,320
                                                                                               ----------         ----------
Liabilities:
Amount due to respective Funds ...........................................................            718              2,361
Amount due to MONY America ...............................................................             --                 --
                                                                                               ----------         ----------
  Total Liabilities ......................................................................            718              2,361
                                                                                               ----------         ----------
Net Assets ...............................................................................     $7,894,186         $8,558,959
                                                                                               ==========         ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                                            89,472
   Institutional                                                                                                     152,328

                                                                                             Janus Aspen
                                                                                               Series
                                                                                            Flexible Bond*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................      783,623
                                                                                             ----------
Investments at cost ......................................................................   $9,657,820
                                                                                             ----------
Investment in respective Funds, at net asset value .......................................   $8,942,938
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................        1,738
                                                                                             ----------
  Total Assets ...........................................................................    8,944,676
                                                                                             ----------
Liabilities:
Amount due to respective Funds ...........................................................        1,738
Amount due to MONY America ...............................................................           --
                                                                                             ----------
  Total Liabilities ......................................................................        1,738
                                                                                             ----------
Net Assets ...............................................................................   $8,942,938
                                                                                             ==========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      74,513
    Institutional                                                                               709,110



MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                             Janus Aspen
                                                                                            Series Forty*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................       752,545
                                                                                             -----------
Investments at cost ......................................................................   $17,326,532
                                                                                             -----------
Investment in respective Funds, at net asset value .......................................   $20,817,416
Amount due from respective Funds .........................................................         1,976
Amount due from MONY America .............................................................            --
                                                                                             -----------
  Total Assets ...........................................................................    20,819,392
                                                                                             -----------
Liabilities:
Amount due to respective Funds ...........................................................            --
Amount due to MONY America ...............................................................         1,976
                                                                                             -----------
  Total Liabilities ......................................................................         1,976
                                                                                             -----------
Net Assets ...............................................................................   $20,817,416
                                                                                             ===========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      695,929
    Institutional                                                                                 56,616

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


                                                                                            Janus Aspen Series
                                                                                              Mid Cap Growth
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................          542,681
                                                                                                -----------
Investments at cost ......................................................................      $12,385,599
                                                                                                -----------
Investment in respective Funds, at net asset value .......................................      $15,748,594
Amount due from respective Funds .........................................................               --
Amount due from MONY America .............................................................            4,451
                                                                                                -----------
  Total Assets ...........................................................................       15,753,045
                                                                                                -----------
Liabilities:
Amount due to respective Funds ...........................................................            4,451
Amount due to MONY America ...............................................................               --
                                                                                                -----------
  Total Liabilities ......................................................................            4,451
                                                                                                -----------
Net Assets ...............................................................................      $15,748,594
                                                                                                ===========

                                                                                            Janus Aspen Series
                                                                                               Mid Cap Value
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................         144,605
                                                                                                ----------
Investments at cost ......................................................................      $1,901,282
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $2,206,672
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             161
                                                                                                ----------
  Total Assets ...........................................................................       2,206,833
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................             161
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................             161
                                                                                                ----------
Net Assets ...............................................................................      $2,206,672
                                                                                                ==========

                                                                                            Janus Aspen Series     Lord Abbett
                                                                                             Worldwide Growth    Bond-Debenture
                                                                                           -------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................          505,243            97,077
                                                                                                -----------        ----------
Investments at cost ......................................................................      $13,506,708        $1,151,895
                                                                                                -----------        ----------
Investment in respective Funds, at net asset value .......................................      $14,126,604        $1,115,417
Amount due from respective Funds .........................................................               96                --
Amount due from MONY America .............................................................               --             1,520
                                                                                                -----------        ----------
  Total Assets ...........................................................................       14,126,700         1,116,937
                                                                                                -----------        ----------
Liabilities:
Amount due to respective Funds ...........................................................               --             1,520
Amount due to MONY America ...............................................................               96                --
                                                                                                -----------        ----------
  Total Liabilities ......................................................................               96             1,520
                                                                                                -----------        ----------
Net Assets ...............................................................................      $14,126,604        $1,115,417
                                                                                                ===========        ==========

                                                                                               Lord Abbett       Lord Abbett
                                                                                            Growth and Income   Mid-Cap Value
                                                                                           ------------------- --------------
Assets:
Shares held in respective Funds ..........................................................         205,306          726,346
                                                                                                ----------      -----------
Investments at cost ......................................................................      $4,978,868      $13,553,320
                                                                                                ----------      -----------
Investment in respective Funds, at net asset value .......................................      $5,370,808      $15,318,638
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           4,480           10,616
                                                                                                ----------      -----------
  Total Assets ...........................................................................       5,375,288       15,329,254
                                                                                                ----------      -----------
Liabilities:
Amount due to respective Funds ...........................................................           4,480           10,616
Amount due to MONY America ...............................................................              --               --
                                                                                                ----------      -----------
  Total Liabilities ......................................................................           4,480           10,616
                                                                                                ----------      -----------
Net Assets ...............................................................................      $5,370,808      $15,318,638
                                                                                                ==========      ===========

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                          Cap Growth    Discovery      Return
                                                         ------------ ------------ --------------
Assets:
Shares held in respective Funds ........................     156,559       70,521       218,536
                                                          ----------   ----------    ----------
Investments at cost ....................................  $  920,954   $  957,660    $4,259,199
                                                          ----------   ----------    ----------
Investment in respective Funds, at net asset value .....  $1,142,884   $1,103,660    $4,521,502
Amount due from respective Funds .......................          --           --            --
Amount due from MONY America ...........................         667            3           344
                                                          ----------   ----------    ----------
  Total Assets .........................................   1,143,551    1,103,663     4,521,846
                                                          ----------   ----------    ----------
Liabilities:
Amount due to respective Funds .........................         667            3           344
Amount due to MONY America .............................          --           --            --
                                                          ----------   ----------    ----------
  Total Liabilities ....................................         667            3           344
                                                          ----------   ----------    ----------
Net Assets .............................................  $1,142,884   $1,103,660    $4,521,502
                                                          ==========   ==========    ==========

                                                                             Morgan Stanley  Morgan Stanley
                                                                             UIF Core Plus    UIF Emerging     Morgan Stanley
                                                          MFS(R) Utilities    Fixed Income    Markets Debt    UIF Equity Growth
                                                         ------------------ --------------- ---------------- ------------------
Assets:
Shares held in respective Funds ........................         52,097         1,352,937         49,648            23,036
                                                             ----------       -----------       --------          --------
Investments at cost ....................................     $1,026,114       $15,896,557       $437,917          $304,080
                                                             ----------       -----------       --------          --------
Investment in respective Funds, at net asset value .....     $1,236,789       $15,599,366       $448,819          $364,656
Amount due from respective Funds .......................             --                --             --                --
Amount due from MONY America ...........................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
  Total Assets .........................................      1,238,408        15,600,371        449,384           364,656
                                                             ----------       -----------       --------          --------
Liabilities:
Amount due to respective Funds .........................          1,619             1,005            565                --
Amount due to MONY America .............................             --                --             --                --
                                                             ----------       -----------       --------          --------
  Total Liabilities ....................................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
Net Assets .............................................     $1,236,789       $15,599,366       $448,819          $364,656
                                                             ==========       ===========       ========          ========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          Morgan Stanley  Old Mutual    Old Mutual
                                                            UIF Value       Mid-Cap    Select Value
                                                         --------------- ------------ --------------
Assets:
Shares held in respective Funds ........................       906,656       150,344       61,892
                                                           -----------    ----------     --------
Investments at cost ....................................   $12,595,078    $2,073,542     $807,733
                                                           -----------    ----------     --------
Investment in respective Funds, at net asset value .....   $13,137,439    $2,509,233     $881,965
Amount due from respective Funds .......................         6,932            --           --
Amount due from MONY America ...........................                       2,288          302
                                                           -----------    ----------     --------
  Total Assets .........................................    13,144,371     2,511,521      882,267
                                                           -----------    ----------     --------
Liabilities:
Amount due to respective Funds .........................            --         2,288          302
Amount due to MONY America .............................         6,932            --           --
                                                           -----------    ----------     --------
  Total Liabilities ....................................         6,932         2,288          302
                                                           -----------    ----------     --------
Net Assets .............................................   $13,137,439    $2,509,233     $881,965
                                                           ===========    ==========     ========

                                                             Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                          Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                         ------------------- ---------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................          39,763           24,178            183,791       1,584,165
                                                              ----------         --------         ----------     -----------
Investments at cost ....................................      $1,098,496         $477,189         $2,328,265     $20,135,612
                                                              ----------         --------         ----------     -----------
Investment in respective Funds, at net asset value .....      $1,318,553         $522,970         $2,188,952     $20,103,053
Amount due from respective Funds .......................              --               --                 --              --
Amount due from MONY America ...........................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
  Total Assets .........................................       1,321,863          523,761          2,190,080      20,106,557
                                                              ----------         --------         ----------     -----------
Liabilities:
Amount due to respective Funds .........................           3,310              791              1,128           3,504
Amount due to MONY America .............................              --               --                 --              --
                                                              ----------         --------         ----------     -----------
  Total Liabilities ....................................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
Net Assets .............................................      $1,318,553         $522,970         $2,188,952     $20,103,053
                                                              ==========         ========         ==========     ===========

-------
* Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                PIMCO                         T. Rowe Price
                                                              StocksPLUS      T. Rowe Price   International
                                                          Growth and Income   Equity Income       Stock
                                                         ------------------- --------------- ---------------
Assets:
Shares held in respective Funds ........................         360,408         1,329,462         422,122
                                                              ----------       -----------      ----------
Investments at cost ....................................      $3,150,241       $24,631,595      $5,390,905
                                                              ----------       -----------      ----------
Investment in respective Funds, at net asset value .....      $3,676,161       $28,968,981      $6,462,684
Amount due from respective Funds .......................              --                --          42,555
Amount due from MONY America ...........................           2,207             1,372              --
                                                              ----------       -----------      ----------
  Total Assets .........................................       3,678,368        28,970,353       6,505,239
                                                              ----------       -----------      ----------
Liabilities:
Amount due to respective Funds .........................           2,207             1,372              --
Amount due to MONY America .............................              --                --          42,555
                                                              ----------       -----------      ----------
  Total Liabilities ....................................           2,207             1,372          42,555
                                                              ----------       -----------      ----------
Net Assets .............................................      $3,676,161       $28,968,981      $6,462,684
                                                              ==========       ===========      ==========

                                                                              T. Rowe Price     T. Rowe Price
                                                            T. Rowe Price      New America         Personal       T. Rowe Price
                                                          Limited-Term Bond       Growth      Strategy Balanced   Prime Reserve
                                                         ------------------- --------------- ------------------- --------------
Assets:
Shares held in respective Funds ........................         684,392           350,998           155,102        5,953,891
                                                              ----------        ----------        ----------       ----------
Investments at cost ....................................      $3,416,200        $6,700,440        $2,680,811       $5,953,891
                                                              ----------        ----------        ----------       ----------
Investment in respective Funds, at net asset value .....      $3,346,675        $7,132,282        $2,855,423       $5,953,891
Amount due from respective Funds .......................              --                --                --              179
Amount due from MONY America ...........................           2,279                43               134               --
                                                              ----------        ----------        ----------       ----------
  Total Assets .........................................       3,348,954         7,132,325         2,855,557        5,954,070
                                                              ----------        ----------        ----------       ----------
Liabilities:
Amount due to respective Funds .........................           2,279                43               134               --
Amount due to MONY America .............................              --                --                --              179
                                                              ----------        ----------        ----------       ----------
  Total Liabilities ....................................           2,279                43               134              179
                                                              ----------        ----------        ----------       ----------
Net Assets .............................................      $3,346,675        $7,132,282        $2,855,423       $5,953,891
                                                              ==========        ==========        ==========       ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                             Van Kampen       Van Kampen
                                                            UIF Emerging      UIF Global
                                                          Markets Equity    Value Equity+
                                                         ----------------- ---------------
Assets:
Shares held in respective Funds ........................        58,531            97,622
                                                              --------        ----------
Investments at cost ....................................      $537,835        $1,273,328
                                                              --------        ----------
Investment in respective Funds, at net asset value .....      $862,157        $1,451,647
Amount due from respective Funds .......................            --                --
Amount due from MONY America ...........................           338             3,550
                                                              --------        ----------
  Total Assets .........................................       862,495         1,455,197
                                                              --------        ----------
Liabilities:
Amount due to respective Funds .........................           338             3,550
Amount due to MONY America .............................            --                --
                                                              --------        ----------
  Total Liabilities ....................................           338             3,550
                                                              --------        ----------
Net Assets .............................................      $862,157        $1,451,647
                                                              ========        ==========

                                                            Van Kampen                          Van Eck         Van Eck
                                                          UIF U.S. Real       Van Eck          Worldwide       Worldwide
                                                             Estate+      Worldwide Bond   Emerging Markets   Hard Assets
                                                         --------------- ---------------- ------------------ ------------
Assets:
Shares held in respective Funds ........................       295,502         50,238            197,261          74,856
                                                            ----------       --------         ----------      ----------
Investments at cost ....................................    $5,365,913       $612,924         $3,170,853      $1,639,265
                                                            ----------       --------         ----------      ----------
Investment in respective Funds, at net asset value .....    $6,820,199       $604,364         $3,927,465      $2,076,492
Amount due from respective Funds .......................            --             --                 --              --
Amount due from MONY America ...........................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
  Total Assets .........................................     6,822,828        604,532          3,933,888       2,076,502
                                                            ----------       --------         ----------      ----------
Liabilities:
Amount due to respective Funds .........................         2,629            168              6,423              10
Amount due to MONY America .............................            --             --                 --              --
                                                            ----------       --------         ----------      ----------
  Total Liabilities ....................................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
Net Assets .............................................    $6,820,199       $604,364         $3,927,465      $2,076,492
                                                            ==========       ========         ==========      ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                      Fund Name                                            Option
---------------------------------------------------- --------------------------------------------------
AIM V.I. Basic Value ............................... MONY Variable Universal Life
AIM V.I. Financial Services ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services ........................ MONY Variable Universal Life
AIM V.I. Financial Services ........................ Survivorship Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Variable Universal Life
AIM V.I. Global Health Care ........................ Survivorship Variable Universal Life
AIM V.I. Mid Cap Core Equity ....................... MONY Variable Universal Life
AIM V.I. Technology ................................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology ................................ MONY Variable Universal Life
AIM V.I. Technology ................................ Survivorship Variable Universal Life
Alger American Balanced ............................ MONY Corporate Sponsored Variable Universal Life
Alger American Balanced ............................ MONY Variable Universal Life
Alger American Balanced ............................ Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Corporate Sponsored Variable Universal Life
Alger American MidCap Growth ....................... MONY Variable Universal Life
Alger American MidCap Growth ....................... Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Custom Estate Master
Alger American MidCap Growth ....................... MONY Custom Equity Master
Dreyfus IP Small Cap Stock Index ................... MONY Corporate Sponsored Variable Universal Life
Dreyfus IP Small Cap Stock Index ................... MONY Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Corporate Sponsored Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Equity Master
Dreyfus VIF Appreciation ........................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF International Value .................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF Small Company Stock .................... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... Survivorship Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Custom Estate Master
EQ/Bear Stearns Small Company Growth ............... MONY Custom Equity Master
EQ/Bear Stearns Small Company Growth ............... MONY Equity Master
EQ/Boston Advisors Equity Income ................... MONY Variable Universal Life
EQ/Boston Advisors Equity Income ................... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ................... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ................... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ................... MONY Strategist
EQ/Boston Advisors Equity Income ................... MONY Equity Master
EQ/Calvert Socially Responsible .................... MONY Variable Universal Life
EQ/Calvert Socially Responsible .................... Survivorship Variable Universal Life
EQ/Capital Guardian Research ....................... MONY Strategist
EQ/Caywood-Scholl High Yield Bond .................. MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Equity Master
EQ/Enterprise Moderate Allocation .................. MONY Corporate Sponsored Variable Universal Life
EQ/Enterprise Moderate Allocation .................. MONY Variable Universal Life
EQ/Enterprise Moderate Allocation .................. Survivorship Variable Universal Life

                                                                 Mortality
                                                                     &
                                                                  Expense   Unit Fair      Units
                      Fund Name                         Class      Ratio      Value     Outstanding
---------------------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value ...............................  Series I      0.35%   $  13.39       40,075
AIM V.I. Financial Services ........................  Series I        --    $  12.87        2,221
AIM V.I. Financial Services ........................  Series I      0.35%      12.88       20,890
AIM V.I. Financial Services ........................  Series I      0.35%      13.30        1,774
AIM V.I. Global Health Care ........................  Series I        --    $  12.66       11,609
AIM V.I. Global Health Care ........................  Series I      0.35%      11.95       45,006
AIM V.I. Global Health Care ........................  Series I      0.35%      12.11          101
AIM V.I. Mid Cap Core Equity .......................  Series I      0.35%   $  13.72       25,675
AIM V.I. Technology ................................  Series I        --    $  11.70        5,392
AIM V.I. Technology ................................  Series I      0.35%       8.98       11,423
AIM V.I. Technology ................................  Series I      0.35%      10.38           --
Alger American Balanced ............................      O           --    $  12.66      163,407
Alger American Balanced ............................      O         0.35%      12.17      141,235
Alger American Balanced ............................      O         0.35%      12.10        5,948
Alger American MidCap Growth .......................      O           --    $  14.55      381,378
Alger American MidCap Growth .......................      O         0.35%      14.22      189,552
Alger American MidCap Growth .......................      O         0.35%      13.37        7,840
Alger American MidCap Growth .......................      O         0.35%      14.37        7,478
Alger American MidCap Growth .......................      O         0.35%      13.90      108,563
Dreyfus IP Small Cap Stock Index ...................   Service        --    $  14.87      378,352
Dreyfus IP Small Cap Stock Index ...................   Service      0.35%      15.32       51,257
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial        --    $   8.14       10,070
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.07       10,997
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.34      161,710
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.75%       8.14       16,837
Dreyfus Stock Index Fund, Inc. .....................   Initial        --    $  14.82    3,116,865
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.64      121,565
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.70    1,238,444
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.75%       8.79      514,143
Dreyfus VIF Appreciation ...........................   Initial        --    $  14.70       69,510
Dreyfus VIF International Value ....................   Initial        --    $  14.60      819,258
Dreyfus VIF Small Company Stock ....................   Initial        --    $  14.82      193,435
EQ/Bear Stearns Small Company Growth ...............      B           --    $  11.98      241,822
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.79      237,047
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.73        3,261
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      16.94       61,445
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      17.41      480,311
EQ/Bear Stearns Small Company Growth ...............      B         0.75%      11.13      111,516
EQ/Boston Advisors Equity Income ...................      B         0.35%   $  13.80      112,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.15       11,054
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.29       75,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.57      359,997
EQ/Boston Advisors Equity Income ...................      A         0.60%      10.11       61,106
EQ/Boston Advisors Equity Income ...................      B         0.75%      11.86      172,633
EQ/Calvert Socially Responsible ....................      B         0.35%   $  10.43       25,267
EQ/Calvert Socially Responsible ....................      B         0.35%      10.43           --
EQ/Capital Guardian Research .......................      A         0.60%   $  10.39      186,997
EQ/Caywood-Scholl High Yield Bond ..................      B           --    $  16.42       96,073
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.60       56,377
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.68      300,015
EQ/Caywood-Scholl High Yield Bond ..................      B         0.75%      20.58      319,272
EQ/Enterprise Moderate Allocation ..................      B           --    $  12.07       11,978
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.51      181,740
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.07       12,128

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

               Fund Name                                      Option
--------------------------------------- --------------------------------------------------
EQ/Enterprise Moderate Allocation ..... MONY Custom Estate Master
EQ/Enterprise Moderate Allocation ..... MONY Custom Equity Master
EQ/Enterprise Moderate Allocation ..... MONY Equity Master
EQ/GAMCO Small Company Value .......... MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Variable Universal Life
EQ/GAMCO Small Company Value .......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Custom Estate Master
EQ/GAMCO Small Company Value .......... MONY Custom Equity Master
EQ/GAMCO Small Company Value .......... MONY Equity Master
EQ/Government Securities .............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities .............. MONY Variable Universal Life
EQ/Government Securities .............. Survivorship Variable Universal Life
EQ/Government Securities .............. MONY Custom Estate Master
EQ/Government Securities .............. MONY Custom Equity Master
EQ/Government Securities .............. MONY Equity Master
EQ/Intermediate Term Bond ............. MONY Corporate Sponsored Variable Universal Life
EQ/Intermediate Term Bond ............. MONY Custom Estate Master
EQ/Intermediate Term Bond ............. MONY Custom Equity Master
EQ/Intermediate Term Bond ............. MONY Strategist
EQ/Intermediate Term Bond ............. MONY Equity Master
EQ/International Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/International Growth ............... MONY Custom Estate Master
EQ/International Growth ............... MONY Custom Equity Master
EQ/International Growth ............... MONY Equity Master
EQ/Long Term Bond ..................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond ..................... MONY Variable Universal Life
EQ/Long Term Bond ..................... Survivorship Variable Universal Life
EQ/Long Term Bond ..................... MONY Custom Estate Master
EQ/Long Term Bond ..................... MONY Custom Equity Master
EQ/Long Term Bond ..................... MONY Strategist
EQ/Long Term Bond ..................... MONY Equity Master
EQ/Marsico Focus ...................... MONY Custom Estate Master
EQ/Marsico Focus ...................... MONY Custom Equity Master
EQ/Marsico Focus ...................... MONY Equity Master
EQ/Money Market ....................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ....................... MONY Variable Universal Life
EQ/Money Market ....................... Survivorship Variable Universal Life
EQ/Money Market ....................... MONY Custom Estate Master
EQ/Money Market ....................... MONY Custom Equity Master
EQ/Money Market ....................... MONY Strategist
EQ/Money Market ....................... MONY Equity Master
EQ/Montag & Caldwell Growth ........... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ........... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ........... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ........... MONY Equity Master
EQ/PIMCO Real Return .................. MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return .................. MONY Variable Universal Life
EQ/PIMCO Real Return .................. Survivorship Variable Universal Life
EQ/PIMCO Real Return .................. MONY Custom Estate Master
EQ/PIMCO Real Return .................. MONY Custom Equity Master
EQ/Short Duration Bond ................ MONY Variable Universal Life

                                                 Mortality
                                                     &
                                                  Expense   Unit Fair      Units
               Fund Name                 Class     Ratio      Value     Outstanding
--------------------------------------- ------- ---------- ----------- ------------
EQ/Enterprise Moderate Allocation .....    B        0.35%   $  10.48      191,813
EQ/Enterprise Moderate Allocation .....    B        0.35%      10.62    1,295,197
EQ/Enterprise Moderate Allocation .....    B        0.75%      22.13    3,591,644
EQ/GAMCO Small Company Value ..........    B          --    $  26.00      231,201
EQ/GAMCO Small Company Value ..........    B        0.35%      16.24      406,911
EQ/GAMCO Small Company Value ..........    B        0.35%      15.61       20,800
EQ/GAMCO Small Company Value ..........    B        0.35%      20.34       92,524
EQ/GAMCO Small Company Value ..........    B        0.35%      21.54      952,635
EQ/GAMCO Small Company Value ..........    B        0.75%      39.58    1,030,755
EQ/Government Securities ..............    A          --    $  13.88      436,255
EQ/Government Securities ..............    A        0.35%      10.90      195,525
EQ/Government Securities ..............    A        0.35%      10.91        7,150
EQ/Government Securities ..............    A        0.35%      12.82       32,601
EQ/Government Securities ..............    A        0.35%      12.78      248,715
EQ/Government Securities ..............    A        0.75%      15.49      127,460
EQ/Intermediate Term Bond .............    A          --    $  14.50      241,917
EQ/Intermediate Term Bond .............    A        0.35%      13.39       30,947
EQ/Intermediate Term Bond .............    A        0.35%      13.30      161,574
EQ/Intermediate Term Bond .............    A        0.60%      32.83        3,251
EQ/Intermediate Term Bond .............    A        0.75%      16.41       86,617
EQ/International Growth ...............    B          --    $  11.12       16,228
EQ/International Growth ...............    B        0.35%      10.12       56,046
EQ/International Growth ...............    B        0.35%      10.78      479,287
EQ/International Growth ...............    B        0.75%      16.17      663,152
EQ/Long Term Bond .....................    A          --    $  16.60      125,735
EQ/Long Term Bond .....................    A        0.35%      12.97      110,196
EQ/Long Term Bond .....................    A        0.35%      13.13        3,375
EQ/Long Term Bond .....................    A        0.35%      15.10       40,573
EQ/Long Term Bond .....................    A        0.35%      14.68      272,917
EQ/Long Term Bond .....................    A        0.60%      48.56        1,025
EQ/Long Term Bond .....................    A        0.75%      21.28      123,534
EQ/Marsico Focus ......................    B        0.35%   $  10.62       96,043
EQ/Marsico Focus ......................    B        0.35%      10.62      712,315
EQ/Marsico Focus ......................    B        0.75%      10.60      279,981
EQ/Money Market .......................    A          --    $  10.11    2,583,386
EQ/Money Market .......................    A        0.35%      10.10      290,281
EQ/Money Market .......................    A        0.35%      10.10        2,729
EQ/Money Market .......................    A        0.35%      10.10      136,168
EQ/Money Market .......................    A        0.35%      10.10      553,676
EQ/Money Market .......................    A        0.60%      10.10        3,863
EQ/Money Market .......................    A        0.75%      10.09      292,567
EQ/Montag & Caldwell Growth ...........    B          --    $   8.19       69,800
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.22      602,997
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.00       19,926
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.71      497,813
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.98    3,786,627
EQ/Montag & Caldwell Growth ...........    B        0.75%       7.88      557,141
EQ/PIMCO Real Return ..................    B          --    $  11.73    1,204,755
EQ/PIMCO Real Return ..................    B        0.35%      11.77      124,116
EQ/PIMCO Real Return ..................    B        0.35%      11.71        5,716
EQ/PIMCO Real Return ..................    B        0.35%      11.67       13,623
EQ/PIMCO Real Return ..................    B        0.35%      11.70       50,490
EQ/Short Duration Bond ................    B        0.35%   $  10.25       19,264

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
EQ/TCW Equity ............................... MONY Corporate Sponsored Variable Universal Life
EQ/TCW Equity ............................... MONY Custom Estate Master
EQ/TCW Equity ............................... MONY Custom Equity Master
EQ/TCW Equity ............................... MONY Equity Master
EQ/UBS Growth and Income .................... MONY Variable Universal Life
EQ/UBS Growth and Income .................... Survivorship Variable Universal Life
EQ/UBS Growth and Income .................... MONY Custom Estate Master
EQ/UBS Growth and Income .................... MONY Custom Equity Master
EQ/UBS Growth and Income .................... MONY Equity Master
Fidelity VIP Asset Manager .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master
Fidelity VIP Growth ......................... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth ......................... MONY Custom Estate Master
Fidelity VIP Growth ......................... MONY Custom Equity Master
Fidelity VIP Growth ......................... MONY Equity Master
Fidelity VIP Growth Opportunities ........... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities ........... MONY Custom Estate Master
Fidelity VIP Growth Opportunities ........... MONY Custom Equity Master
Fidelity VIP Growth Opportunities ........... MONY Equity Master
Fidelity VIP Growth and Income .............. MONY Corporate Sponsored Variable Universal Life
Franklin Income Securities .................. MONY Variable Universal Life
Franklin Rising Dividends Securities ........ MONY Variable Universal Life
Franklin Zero Coupon 2010 ................... MONY Variable Universal Life
Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master
Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life
Janus Aspen Series Flexible Bond ............ Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master
Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
EQ/TCW Equity ...............................       B               --    $  13.49      465,518
EQ/TCW Equity ...............................       B             0.35%      11.09      151,387
EQ/TCW Equity ...............................       B             0.35%      11.20    1,224,524
EQ/TCW Equity ...............................       B             0.75%      23.54    1,709,772
EQ/UBS Growth and Income ....................       B             0.35%   $  12.50      170,217
EQ/UBS Growth and Income ....................       B             0.35%      11.81        8,429
EQ/UBS Growth and Income ....................       B             0.35%      12.03      168,160
EQ/UBS Growth and Income ....................       B             0.35%      12.22    1,071,709
EQ/UBS Growth and Income ....................       B             0.75%       9.76      332,142
Fidelity VIP Asset Manager ..................    Initial            --    $  11.08       15,149
Fidelity VIP Contrafund(R) ..................    Initial            --    $  13.67    1,228,940
Fidelity VIP Contrafund(R) ..................    Service          0.35%      13.30       48,005
Fidelity VIP Contrafund(R) ..................    Service          0.35%      14.30      630,028
Fidelity VIP Contrafund(R) ..................    Service          0.75%      12.48      448,714
Fidelity VIP Growth .........................    Initial            --    $   8.72      489,954
Fidelity VIP Growth .........................    Service          0.35%       8.07       69,697
Fidelity VIP Growth .........................    Service          0.35%       8.27      739,678
Fidelity VIP Growth .........................    Service          0.75%       6.81      379,990
Fidelity VIP Growth Opportunities ...........    Initial            --    $   8.40       53,622
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.46       11,057
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.29      172,421
Fidelity VIP Growth Opportunities ...........    Service          0.75%      10.49       10,850
Fidelity VIP Growth and Income ..............    Initial            --    $  10.36      110,223
Franklin Income Securities ..................       2             0.35%   $  12.93       81,801
Franklin Rising Dividends Securities ........       2             0.35%   $  12.93       31,384
Franklin Zero Coupon 2010 ...................       2             0.35%   $  10.76        7,726
Janus Aspen Series Balanced ................. Institutional       0.35%   $  11.91       66,345
Janus Aspen Series Balanced ................. Institutional       0.35%      12.13      496,022
Janus Aspen Series Balanced ................. Institutional       0.75%      11.79       92,180
Janus Aspen Series International Growth ..... Institutional         --    $  12.40      436,708
Janus Aspen Series International Growth .....    Service          0.35%      16.70      179,454
Janus Aspen Series International Growth .....    Service          0.35%      16.65        9,099
Janus Aspen Series Flexible Bond ............ Institutional         --    $  14.28      564,031
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.05       70,820
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.04        2,829
Janus Aspen Series Forty .................... Institutional         --    $   8.62      930,494
Janus Aspen Series Forty ....................    Service          0.35%      13.97      106,199
Janus Aspen Series Forty ....................    Service          0.35%      14.08        5,069
Janus Aspen Series Forty .................... Institutional       0.35%      10.62       69,909
Janus Aspen Series Forty .................... Institutional       0.35%      11.21      535,408
Janus Aspen Series Forty .................... Institutional       0.75%       8.35      538,124
Janus Aspen Series Mid Cap Growth ........... Institutional         --    $   6.15      716,420
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       6.17      107,845
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       7.44    1,302,591
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      10.07       97,896
Janus Aspen Series Mid Cap Value ............    Service            --    $  12.98      170,022
Janus Aspen Series Worldwide Growth ......... Institutional         --    $   7.72      189,178
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       7.58       96,435
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       8.61      937,536
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       6.15      628,672

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                   Fund Name                                          Option
----------------------------------------------- --------------------------------------------------
Lord Abbett Bond-Debenture .................... MONY Variable Universal Life
Lord Abbett Bond-Debenture .................... Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Variable Universal Life
Lord Abbett Growth and Income ................. Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Custom Estate Master
Lord Abbett Growth and Income ................. MONY Custom Equity Master
Lord Abbett Mid-Cap Value ..................... MONY Corporate Sponsored Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Variable Universal Life
Lord Abbett Mid-Cap Value ..................... Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Custom Estate Master
Lord Abbett Mid-Cap Value ..................... MONY Custom Equity Master
MFS(R) Mid Cap Growth ......................... MONY Variable Universal Life
MFS(R) Mid Cap Growth ......................... Survivorship Variable Universal Life
MFS(R) New Discovery .......................... MONY Corporate Sponsored Variable Universal Life
MFS(R) New Discovery .......................... MONY Variable Universal Life
MFS(R) New Discovery .......................... Survivorship Variable Universal Life
MFS(R) Total Return ........................... MONY Corporate Sponsored Variable Universal Life
MFS(R) Total Return ........................... MONY Variable Universal Life
MFS(R) Total Return ........................... Survivorship Variable Universal Life
MFS(R) Utilities .............................. MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities .............................. MONY Variable Universal Life
MFS(R) Utilities .............................. Survivorship Variable Universal Life
Morgan Stanley UIF Core Plus Fixed Income ..... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Emerging Markets Debt ...... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Equity Growth .............. MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Global Value Equity ........ MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF U.S. Real Estate ........... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Value ...................... MONY Corporate Sponsored Variable Universal Life
Old Mutual Mid-Cap ............................ MONY Variable Universal Life
Old Mutual Mid-Cap ............................ Survivorship Variable Universal Life
Old Mutual Select Value ....................... MONY Variable Universal Life
Old Mutual Select Value ....................... Survivorship Variable Universal Life
Oppenheimer Global Securities ................. MONY Variable Universal Life
Oppenheimer Main Street(R) .................... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Custom Estate Master
PIMCO Global Bond (Unhedged) .................. MONY Custom Equity Master
PIMCO Real Return ............................. MONY Corporate Sponsored Variable Universal Life
PIMCO Real Return ............................. MONY Variable Universal Life
PIMCO Real Return ............................. Survivorship Variable Universal Life
PIMCO Real Return ............................. MONY Custom Estate Master
PIMCO Real Return ............................. MONY Custom Equity Master
PIMCO StocksPLUS Growth and Income ............ MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ............ Survivorship Variable Universal Life
T. Rowe Price Equity Income ................... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price International Stock ............. MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Limited-Term Bond ............... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price New America Growth .............. MONY Corporate Sponsored Variable Universal Life

                                                                  Mortality
                                                                      &
                                                                   Expense   Unit Fair      Units
                   Fund Name                          Class         Ratio      Value     Outstanding
----------------------------------------------- ---------------- ---------- ----------- ------------
Lord Abbett Bond-Debenture ....................   VC                 0.35%   $  13.70       79,106
Lord Abbett Bond-Debenture ....................   VC                 0.35%      13.14        2,397
Lord Abbett Growth and Income .................   VC                 0.35%   $  12.83      252,840
Lord Abbett Growth and Income .................   VC                 0.35%      12.07       11,872
Lord Abbett Growth and Income .................   VC                 0.35%      12.83       13,405
Lord Abbett Growth and Income .................   VC                 0.35%      12.76      142,174
Lord Abbett Mid-Cap Value .....................   VC                   --    $  14.71      614,772
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      15.57      200,069
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      13.95        4,615
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26       20,707
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26      196,587
MFS(R) Mid Cap Growth ......................... Initial              0.35%   $  10.42      105,677
MFS(R) Mid Cap Growth ......................... Initial              0.35%      10.35        4,043
MFS(R) New Discovery .......................... Initial                --    $  11.96       51,361
MFS(R) New Discovery .......................... Initial              0.35%      11.06       42,119
MFS(R) New Discovery .......................... Initial              0.35%      11.04        2,156
MFS(R) Total Return ........................... Initial                --    $  12.53      188,189
MFS(R) Total Return ........................... Initial              0.35%      12.67      165,200
MFS(R) Total Return ........................... Initial              0.35%      12.38        5,683
MFS(R) Utilities .............................. Initial                --    $  18.87       19,765
MFS(R) Utilities .............................. Initial              0.35%      17.82       45,666
MFS(R) Utilities .............................. Initial              0.35%      17.08        2,955
Morgan Stanley UIF Core Plus Fixed Income .....    I                   --    $  14.89    1,047,468
Morgan Stanley UIF Emerging Markets Debt ......    I                   --    $  16.29       27,550
Morgan Stanley UIF Equity Growth ..............    I                   --    $   9.03       40,380
Morgan Stanley UIF Global Value Equity ........    I                   --    $  12.26       78,039
Morgan Stanley UIF U.S. Real Estate ...........    I                   --    $  20.07       86,454
Morgan Stanley UIF Value ......................    I                   --    $  15.85      828,996
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.68      160,566
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.05       10,860
Old Mutual Select Value ....................... Insurance            0.35%   $  10.06       84,701
Old Mutual Select Value ....................... Insurance            0.35%       9.78        3,020
Oppenheimer Global Securities .................  Service             0.35%   $  17.11       77,121
Oppenheimer Main Street(R) ....................  Service             0.35%   $  13.10       39,930
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%   $  14.00      101,188
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      14.05        4,527
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      12.80        5,384
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      13.50       47,405
PIMCO Real Return ............................. Administrative         --    $  13.44    1,054,798
PIMCO Real Return ............................. Administrative       0.35%      13.90      251,024
PIMCO Real Return ............................. Administrative       0.35%      13.82       12,006
PIMCO Real Return ............................. Administrative       0.35%      13.27       26,047
PIMCO Real Return ............................. Administrative       0.35%      13.47      143,431
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%   $  12.45      291,290
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%      12.65        4,068
T. Rowe Price Equity Income ...................        *               --    $  15.76    1,837,906
T. Rowe Price International Stock .............        *               --    $  12.65      510,976
T. Rowe Price Limited-Term Bond ...............        *               --    $  13.48      248,283
T. Rowe Price New America Growth ..............        *               --    $  11.22      635,903

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                   Fund Name                                         Option
---------------------------------------------- --------------------------------------------------
T. Rowe Price Personal Strategy Balanced ..... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Prime Reserve .................. MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Bond ....................... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Emerging Markets ........... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Hard Assets ................ MONY Corporate Sponsored Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... MONY Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... Survivorship Variable Universal Life
Van Kampen UIF Global Value Equity ........... MONY Variable Universal Life
Van Kampen UIF Global Value Equity ........... Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Custom Estate Master
Van Kampen UIF U.S. Real Estate .............. MONY Custom Equity Master

                                                          Mortality
                                                              &
                                                           Expense   Unit Fair      Units
                   Fund Name                     Class      Ratio      Value     Outstanding
---------------------------------------------- --------- ---------- ----------- ------------
T. Rowe Price Personal Strategy Balanced .....    *            --    $  16.05      177,937
T. Rowe Price Prime Reserve ..................    *            --    $  12.22      487,305
Van Eck Worldwide Bond ....................... Initial         --    $  15.07       40,113
Van Eck Worldwide Emerging Markets ........... Initial         --    $  13.19      297,777
Van Eck Worldwide Hard Assets ................ Initial         --    $  26.44       78,517
Van Kampen UIF Emerging Markets Equity .......    I          0.35%   $  21.64       34,529
Van Kampen UIF Emerging Markets Equity .......    I          0.35%      20.38        5,651
Van Kampen UIF Global Value Equity ...........    I          0.35%   $  13.01       37,155
Van Kampen UIF Global Value Equity ...........    I          0.35%      14.84          800
Van Kampen UIF U.S. Real Estate ..............    I          0.35%   $  21.65      146,260
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      20.17        7,055
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.67        6,513
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.86       83,034

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          AIM V.I.         AIM V.I.             AIM V.I.
                                                        Basic Value   Financial Services   Global Health Care
                                                       ------------- -------------------- --------------------
Income:
 Dividend income .....................................   $    461          $  4,303             $     --
Expenses:
 Mortality and expense risk charges ..................     (1,526)           (1,073)              (2,169)
                                                         --------          --------             --------
Net investment income (loss) .........................     (1,065)            3,230               (2,169)
                                                         --------          --------             --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      5,628             8,828               10,712
 Realized gain distributions .........................      5,881                --                   --
                                                         --------          --------             --------
Realized gain/(loss) .................................     11,509             8,828               10,712
                                                         --------          --------             --------
Change in unrealized appreciation
 (depreciation) ......................................     17,972             5,197               40,997
                                                         --------          --------             --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 28,416          $ 17,255             $ 49,540
                                                         ========          ========             ========

                                                          AIM V.I.
                                                          Mid Cap      AIM V.I.          Alger         Alger American
                                                        Core Equity   Technology   American Balanced   MidCap Growth
                                                       ------------- ------------ ------------------- ---------------
Income:
 Dividend income .....................................    $ 1,701       $   --         $  60,892         $      --
Expenses:
 Mortality and expense risk charges ..................       (887)        (526)          (13,797)          (40,528)
                                                          -------       ------         ---------         ---------
Net investment income (loss) .........................        814         (526)           47,095           (40,528)
                                                          -------       ------         ---------         ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      3,307        3,270            40,486           499,495
 Realized gain distributions .........................     10,399           --                --           460,828
                                                          -------       ------         ---------         ---------
Realized gain/(loss) .................................     13,706        3,270            40,486           960,323
                                                          -------       ------         ---------         ---------
Change in unrealized appreciation
 (depreciation) ......................................      5,702        5,303           225,290            30,653
                                                          -------       ------         ---------         ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $20,222       $8,047         $ 312,871         $ 950,448
                                                          =======       ======         =========         =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          Dreyfus IP     Dreyfus Socially
                                                          Small Cap        Responsible        Dreyfus Stock
                                                         Stock Index    Growth Fund, Inc.   Index Fund, Inc.
                                                       --------------- ------------------- ------------------
Income:
 Dividend income .....................................  $          --      $       --          $1,049,725
Expenses:
 Mortality and expense risk charges ..................        (29,073)         (5,742)           (357,391)
                                                        -------------      ----------          ----------
Net investment income (loss) .........................        (29,073)         (5,742)            692,334
                                                        -------------      ----------          ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      1,911,782         (23,692)           (300,021)
 Realized gain distributions .........................         27,926              --                  --
                                                        -------------      ----------          ----------
Realized gain/(loss) .................................      1,939,708         (23,692)           (300,021)
                                                        -------------      ----------          ----------
Change in unrealized appreciation
 (depreciation) ......................................     (1,312,047)         75,431           2,226,196
                                                        -------------      ----------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $     598,588      $   45,997          $2,618,509
                                                        =============      ==========          ==========

                                                                                              Dreyfus VIF
                                                         Dreyfus VIF       Dreyfus VIF       Small Company     EQ/Bear Stearns
                                                        Appreciation   International Value       Stock       Small Company Growth
                                                       -------------- --------------------- --------------- ---------------------
Income:
 Dividend income .....................................  $       286        $       --         $        --        $   20,316
Expenses:
 Mortality and expense risk charges ..................      (13,877)          (42,139)            (14,005)          (62,679)
                                                        -----------        ----------         -----------        ----------
Net investment income (loss) .........................      (13,591)          (42,139)            (14,005)          (42,363)
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      225,266         2,108,387             327,092           252,168
 Realized gain distributions .........................           --           209,312             143,303           246,513
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) .................................      225,266         2,317,699             470,395           498,681
                                                        -----------        ----------         -----------        ----------
Change in unrealized appreciation
 (depreciation) ......................................     (156,120)         (797,737)           (452,448)          571,304
                                                        -----------        ----------         -----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $    55,555        $1,477,823         $     3,942        $1,027,622
                                                        ===========        ==========         ===========        ==========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          EQ/Boston
                                                           Advisors            EQ/Calvert              EQ/Capital
                                                        Equity Income   Socially Responsible(a)   Guardian Research(a)
                                                       --------------- ------------------------- ----------------------
Income:
 Dividend income .....................................    $ 137,458             $    --                $   14,268
Expenses:
 Mortality and expense risk charges ..................      (40,572)               (275)                   (3,761)
                                                          ---------             -------                ----------
Net investment income (loss) .........................       96,886                (275)                   10,507
                                                          ---------             -------                ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      305,106               1,140                   (44,767)
 Realized gain distributions .........................           --               8,698                        --
                                                          ---------             -------                ----------
Realized gain/(loss) .................................      305,106               9,838                   (44,767)
                                                          ---------             -------                ----------
Change in unrealized appreciation
 (depreciation) ......................................       (5,389)             28,364                  (390,660)
                                                          ---------             -------                ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 396,603             $37,927                $ (424,920)
                                                          =========             =======                ==========

                                                                                                     EQ/GAMCO
                                                        EQ/Caywood-Scholl      EQ/Enterprise          Small       EQ/Government
                                                         High Yield Bond    Moderate Allocation   Company Value    Securities
                                                       ------------------- --------------------- --------------- --------------
Income:
 Dividend income .....................................    $     741,326        $   2,732,573      $     327,505   $   487,948
Expenses:
 Mortality and expense risk charges ..................          (81,188)            (655,868)          (446,764)      (69,046)
                                                          -------------        -------------      -------------   -----------
Net investment income (loss) .........................          660,138            2,076,705           (119,259)      418,902
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (8,147,498)          (3,253,363)         2,540,011      (131,469)
 Realized gain distributions .........................               --                   --          5,139,200        18,032
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) .................................       (8,147,498)          (3,253,363)         7,679,211      (113,437)
                                                          -------------        -------------      -------------   -----------
Change in unrealized appreciation
 (depreciation) ......................................        7,748,479            5,374,742         (4,735,856)     (203,905)
                                                          -------------        -------------      -------------   -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $     261,119        $   4,198,084      $   2,824,096   $   101,560
                                                          =============        =============      =============   ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Intermediate  EQ/International     EQ/Long
                                                           Term Bond          Growth         Term Bond
                                                       ---------------- ------------------ -------------
Income:
 Dividend income .....................................   $   346,685        $  228,576      $   220,331
Expenses:
 Mortality and expense risk charges ..................       (63,004)          (96,048)         (62,418)
                                                         -----------        ----------      -----------
Net investment income (loss) .........................       283,681           132,528          157,913
                                                         -----------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (488,844)         (385,288)        (345,930)
 Realized gain distributions .........................       132,042                --          106,893
                                                         -----------        ----------      -----------
Realized gain/(loss) .................................      (356,802)         (385,288)        (239,037)
                                                         -----------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................        64,870         2,067,395          348,477
                                                         -----------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $    (8,251)       $1,814,635      $   267,353
                                                         ===========        ==========      ===========

                                                         EQ/Marsico     EQ/Money     EQ/Montag &       EQ/PIMCO
                                                          Focus(a)     Market(a)   Caldwell Growth   Real Return
                                                       -------------- ----------- ----------------- -------------
Income:
 Dividend income .....................................   $       --    $ 447,975     $  125,425      $   377,313
Expenses:
 Mortality and expense risk charges ..................      (15,415)     (62,152)      (190,824)         (88,843)
                                                         ----------    ---------     ----------      -----------
Net investment income (loss) .........................      (15,415)     385,823        (65,399)         288,470
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       67,267           --        730,791          238,767
 Realized gain distributions .........................      166,810           --             --           54,466
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) .................................      234,077           --        730,791          293,233
                                                         ----------    ---------     ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................    2,352,284           --      2,823,720         (512,148)
                                                         ----------    ---------     ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $2,570,946    $ 385,823     $3,489,112      $    69,555
                                                         ==========    =========     ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Short
                                                        Duration    EQ/TCW           EQ/UBS
                                                         Bond       Equity     Growth and Income
                                                       ---------- ------------- -------------------
Income:
 Dividend income .....................................   $2,101            --       $  133,676
Expenses:
 Mortality and expense risk charges ..................     (554)     (361,339)         (79,177)
                                                         ------      --------       ----------
Net investment income (loss) .........................    1,547      (361,339)          54,499
                                                         ------      --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (169)     (629,128)          52,040
 Realized gain distributions .........................        4            --               --
                                                         ------      --------       ----------
Realized gain/(loss) .................................     (165)     (629,128)          52,040
                                                         ------      --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      175     2,957,991        1,508,368
                                                         ------     ---------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,557    $1,967,524       $1,614,907
                                                         ======    ==========       ==========

                                                         Fidelity VIP    Fidelity VIP    Fidelity VIP       Fidelity VIP
                                                        Asset Manager   Contrafund(R)       Growth      Growth Opportunities
                                                       --------------- --------------- --------------- ---------------------
Income:
 Dividend income .....................................   $   118,685     $   59,655     $      87,168        $ 17,808
Expenses:
 Mortality and expense risk charges ..................        (9,531)      (125,414)          (77,205)         (8,108)
                                                         -----------     ----------     -------------        --------
Net investment income (loss) .........................       109,154        (65,759)            9,963           9,700
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       301,330      2,281,363         1,667,225          46,470
 Realized gain distributions .........................         1,522          4,432                --              --
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) .................................       302,852      2,285,795         1,667,225          46,470
                                                         -----------     ----------     -------------        --------
Change in unrealized appreciation
 (depreciation) ......................................      (409,318)     2,684,360        (1,020,753)        109,274
                                                         -----------     ----------     -------------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $     2,688     $4,904,396     $     656,435        $165,444
                                                         ===========     ==========     =============        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Fidelity VIP     Franklin Income      Franklin Rising
                                                     Growth and Income      Securities     Dividends Securities
                                                    ------------------- ----------------- ----------------------
Income:
 Dividend income ..................................    $     131,682       $   31,916            $  2,878
Expenses:
 Mortality and expense risk charges ...............          (20,577)          (2,802)             (1,128)
                                                       -------------       ----------            --------
Net investment income (loss) ......................          111,105           29,114               1,750
                                                       -------------       ----------            --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..        1,709,943            6,293               3,158
 Realized gain distributions ......................               --            2,770               1,963
                                                       -------------       ----------            --------
Realized gain/(loss) ..............................        1,709,943            9,063               5,121
                                                       -------------       ----------            --------
Change in unrealized appreciation
 (depreciation) ...................................       (1,593,442)         (11,685)              8,197
                                                       -------------       ----------            --------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     227,606       $   26,492            $ 15,068
                                                       =============       ==========            ========

                                                                                            Janus Aspen         Janus Aspen
                                                     Franklin Zero     Janus Aspen     Series International   Series Flexible
                                                      Coupon 2010    Series Balanced          Growth               Bond
                                                    --------------- ----------------- ---------------------- ----------------
Income:
 Dividend income ..................................    $   2,470        $ 171,616           $   73,976         $   480,630
Expenses:
 Mortality and expense risk charges ...............         (208)         (29,140)             (21,427)            (23,626)
                                                       ---------        ---------           ----------         -----------
Net investment income (loss) ......................        2,262          142,476               52,549             457,004
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..         (112)          89,802              706,119             (22,435)
 Realized gain distributions ......................           41               --                   --             264,294
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) ..............................          (71)          89,802              706,119             241,859
                                                       ---------        ---------           ----------         -----------
Change in unrealized appreciation
 (depreciation) ...................................       (1,730)         316,585            1,037,215            (575,872)
                                                       ---------        ---------           ----------         -----------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     461        $ 548,863           $1,795,883         $   122,991
                                                       =========        =========           ==========         ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        Janus Aspen   Janus Aspen
                                                         Janus Aspen    Series Mid     Series Mid
                                                        Series Forty    Cap Growth     Cap Value
                                                       -------------- -------------- -------------
Income:
 Dividend income .....................................   $   33,979     $       --     $ 147,484
Expenses:
 Mortality and expense risk charges ..................      (73,931)       (54,741)      (13,060)
                                                         ----------     ----------     ---------
Net investment income (loss) .........................      (39,952)       (54,741)      134,424
                                                         ----------     ----------     ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      355,033        619,965        57,409
 Realized gain distributions .........................           --             --        84,570
                                                         ----------     ----------     ---------
Realized gain/(loss) .................................      355,033        619,965       141,979
                                                         ----------     ----------     ---------
Change in unrealized appreciation
 (depreciation) ......................................    1,497,857      1,046,470       (80,818)
                                                         ----------     ----------     ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,812,938     $1,611,694     $ 195,585
                                                         ==========     ==========     =========

                                                           Janus Aspen
                                                             Series          Lord Abbett       Lord Abbett       Lord Abbett
                                                        Worldwide Growth   Bond-Debenture   Growth and Income   Mid-Cap Value
                                                       ------------------ ---------------- ------------------- ---------------
Income:
 Dividend income .....................................     $ 223,773         $   53,427        $    51,255      $      65,355
Expenses:
 Mortality and expense risk charges ..................       (73,538)            (3,653)           (16,531)           (61,784)
                                                           ---------         ----------        -----------      -------------
Net investment income (loss) .........................       150,235             49,774             34,724              3,571
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       365,574             14,743            107,049          2,453,262
 Realized gain distributions .........................            --             11,692            313,161            892,998
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) .................................       365,574             26,435            420,210          3,346,260
                                                           ---------         ----------        -----------      -------------
Change in unrealized appreciation
 (depreciation) ......................................       162,924            (64,260)          (285,823)        (2,085,161)
                                                           ---------         ----------        -----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 678,733         $   11,949        $   169,111      $   1,264,670
                                                           =========         ==========        ===========      =============

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                        Cap Growth    Discovery      Return
                                                       ------------ ------------ --------------
Income:
 Dividend income .....................................   $     --     $     --    $    87,284
Expenses:
 Mortality and expense risk charges ..................     (3,546)      (7,826)       (21,308)
                                                         --------     --------    -----------
Net investment income (loss) .........................     (3,546)      (7,826)        65,976
                                                         --------     --------    -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     30,395       58,586         87,749
 Realized gain distributions .........................         --           --        171,120
                                                         --------     --------    -----------
Realized gain/(loss) .................................     30,395       58,586        258,869
                                                         --------     --------    -----------
Change in unrealized appreciation
 (depreciation) ......................................      9,877       10,994       (218,644)
                                                         --------     --------    -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 36,726     $ 61,754    $   106,201
                                                         ========     ========    ===========

                                                                    Morgan Stanley  Morgan Stanley   Morgan Stanley
                                                          MFS(R)    UIF Core Plus    UIF Emerging      UIF Equity
                                                        Utilities    Fixed Income    Markets Debt        Growth
                                                       ----------- --------------- ---------------- ----------------
Income:
 Dividend income .....................................  $  5,316     $   550,582      $   41,830        $  1,378
Expenses:
 Mortality and expense risk charges ..................    (3,467)        (31,751)         (2,897)         (1,338)
                                                        --------     -----------      ----------        --------
Net investment income (loss) .........................     1,849         518,831          38,933              40
                                                        --------     -----------      ----------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....    80,965         415,591          21,081           1,466
 Realized gain distributions .........................        --         112,903           8,890              --
                                                        --------     -----------      ----------        --------
Realized gain/(loss) .................................    80,965         528,494          29,971           1,466
                                                        --------     -----------      ----------        --------
Change in unrealized appreciation
 (depreciation) ......................................    66,509        (706,289)        (12,827)         46,055
                                                        --------     -----------      ----------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $149,323     $   341,036      $   56,077        $ 47,561
                                                        ========     ===========      ==========        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Morgan Stanley  Old Mutual    Old Mutual
                                                          UIF Value       Mid-Cap    Select Value
                                                       --------------- ------------ --------------
Income:
 Dividend income .....................................    $  46,304     $      --      $ 16,764
Expenses:
 Mortality and expense risk charges ..................      (19,933)       (7,839)       (2,883)
                                                          ---------     ---------      --------
Net investment income (loss) .........................       26,371        (7,839)       13,881
                                                          ---------     ---------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      114,055        51,235        (6,386)
 Realized gain distributions .........................      191,985       179,378            --
                                                          ---------     ---------      --------
Realized gain/(loss) .................................      306,040       230,613        (6,386)
                                                          ---------     ---------      --------
Change in unrealized appreciation
 (depreciation) ......................................      249,013       (88,935)       26,324
                                                          ---------     ---------      --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 581,424     $ 133,839      $ 33,819
                                                          =========     =========      ========

                                                           Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                        Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                       ------------------- ---------------- ----------------- -------------
Income:
 Dividend income .....................................      $  6,436           $  4,606        $   53,669      $   515,179
Expenses:
 Mortality and expense risk charges ..................        (3,270)            (1,555)           (7,434)         (69,600)
                                                            --------           --------        ----------      -----------
Net investment income (loss) .........................         3,166              3,051            46,235          445,579
                                                            --------           --------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        27,092              4,253            20,019          147,881
 Realized gain distributions .........................            --                 --            31,121          224,088
                                                            --------           --------        ----------      -----------
Realized gain/(loss) .................................        27,092              4,253            51,140          371,969
                                                            --------           --------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................       119,207             21,036          (252,841)        (515,272)
                                                            --------           --------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $149,465           $ 28,340        $ (155,466)     $   302,276
                                                            ========           ========        ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         PIMCO StocksPLUS   T. Rowe Price      T. Rowe Price
                                                        Growth and Income   Equity Income   International Stock
                                                       ------------------- --------------- ---------------------
Income:
 Dividend income .....................................      $  82,210       $     621,145       $  115,359
Expenses:
 Mortality and expense risk charges ..................        (11,636)           (159,303)         (38,113)
                                                            ---------       -------------       ----------
Net investment income (loss) .........................         70,574             461,842           77,246
                                                            ---------       -------------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         48,859           6,625,605        1,115,879
 Realized gain distributions .........................             --           1,653,594           25,078
                                                            ---------       -------------       ----------
Realized gain/(loss) .................................         48,859           8,279,199        1,140,957
                                                            ---------       -------------       ----------
Change in unrealized appreciation
 (depreciation) ......................................         (2,204)         (7,492,155)        (211,983)
                                                            ---------       -------------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 117,229       $   1,248,886       $1,006,220
                                                            =========       =============       ==========

                                                                            T. Rowe Price    T. Rowe Price
                                                          T. Rowe Price      New America   Personal Strategy   T. Rowe Price
                                                        Limited-Term Bond      Growth           Balanced       Prime Reserve
                                                       ------------------- -------------- ------------------- --------------
Income:
 Dividend income .....................................      $ 128,843         $     --        $    47,934       $ 295,149
Expenses:
 Mortality and expense risk charges ..................        (18,358)          (7,547)           (14,244)        (41,254)
                                                            ---------         --------        -----------       ---------
Net investment income (loss) .........................        110,485           (7,547)            33,690         253,895
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (40,303)          57,986            244,634              --
 Realized gain distributions .........................             --               --             24,704              --
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) .................................        (40,303)          57,986            269,338              --
                                                            ---------         --------        -----------       ---------
Change in unrealized appreciation
 (depreciation) ......................................        (24,444)         318,823           (125,299)             --
                                                            ---------         --------        -----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $  45,738         $369,262        $   177,729       $ 253,895
                                                            =========         ========        ===========       =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           Van Kampen       Van Kampen     Van Kampen
                                                          UIF Emerging      UIF Global      UIF U.S.
                                                        Markets Equity    Value Equity+   Real Estate+
                                                       ----------------- --------------- --------------
Income:
 Dividend income .....................................     $  2,653         $ 13,575       $  109,894
Expenses:
 Mortality and expense risk charges ..................       (2,334)          (6,252)         (28,085)
                                                           --------         --------       ----------
Net investment income (loss) .........................          319            7,323           81,809
                                                           --------         --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       25,542           22,210        1,292,950
 Realized gain distributions .........................           --            9,325          242,731
                                                           --------         --------       ----------
Realized gain/(loss) .................................       25,542           31,535        1,535,681
                                                           --------         --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      180,018           32,441         (345,735)
                                                           --------         --------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $205,879         $ 71,299       $1,271,755
                                                           ========         ========       ==========

                                                                               Van Eck           Van Eck
                                                            Van Eck      Worldwide Emerging   Worldwide Hard
                                                        Worldwide Bond         Markets            Assets
                                                       ---------------- -------------------- ---------------
Income:
 Dividend income .....................................    $  36,043           $  6,758          $  2,965
Expenses:
 Mortality and expense risk charges ..................       (2,861)            (8,323)           (5,176)
                                                          ---------           --------          --------
Net investment income (loss) .........................       33,182             (1,565)           (2,211)
                                                          ---------           --------          --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (16,364)           219,968           280,218
 Realized gain distributions .........................           --                 --                --
                                                          ---------           --------          --------
Realized gain/(loss) .................................      (16,364)           219,968           280,218
                                                          ---------           --------          --------
Change in unrealized appreciation
 (depreciation) ......................................      (42,630)           629,733           306,928
                                                          ---------           --------          --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ (25,812)          $848,136          $584,935
                                                          =========           ========          ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AIM V.I. Financial          AIM V.I. Global
                                                      AIM V.I. Basic Value            Services                 Health Care
                                                    ------------------------- ------------------------- -------------------------
                                                        2005         2004         2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  (1,065)   $    (679)   $   3,230    $   1,272    $  (2,169)   $  (1,411)
 Net realized gain (loss) .........................     11,509        4,040        8,828       11,066       10,712        5,451
 Net change in unrealized appreciation
  (depreciation) ..................................     17,972       25,863        5,197        7,955       40,997       27,647
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     28,416       29,224       17,255       20,293       49,540       31,687
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    272,021      299,402      122,793       99,451      161,970      147,474
 Transfers between subaccounts, net ...............         20      (10,162)     (32,331)      (9,205)       8,513       79,537
 Transfers for contract benefits and
  terminations ....................................    (90,580)     (68,698)     (61,303)     (42,324)     (73,608)     (79,539)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    181,461      220,542       29,159       47,922       96,875      147,472
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    209,877      249,766       46,414       68,215      146,415      179,159
Net assets beginning of period ....................    326,697       76,931      274,824      206,609      539,601      360,442
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 536,574    $ 326,697    $ 321,238    $ 274,824    $ 686,016    $ 539,601
                                                     =========    =========    =========    =========    =========    =========
 Units issued during the period ...................     22,827       26,870       12,367       12,419       21,615       24,063
 Units redeemed during the period .................     (8,455)      (7,866)      (9,966)      (8,266)     (13,154)     (10,598)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          14,372       19,004        2,401        4,153        8,461       13,465
                                                     =========    =========    =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I. Mid Cap
                                                           Core Equity           AIM V.I. Technology
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $     814    $     (47)   $    (526)   $    (265)
 Net realized gain (loss) .........................     13,706        7,439        3,270        3,499
 Net change in unrealized appreciation
  (depreciation) ..................................      5,702        4,223        5,303        3,366
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     20,222       11,615        8,047        6,600
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    206,490      130,559       42,396       36,450
 Transfers between subaccounts, net ...............     34,260       15,290       30,329        9,523
 Transfers for contract benefits and
  terminations ....................................    (62,625)     (28,889)     (15,315)     (19,069)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    178,125      116,960       57,410       26,904
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    198,347      128,575       65,457       33,504
Net assets beginning of period ....................    153,715       25,140      100,259       66,755
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 352,062    $ 153,715    $ 165,716    $ 100,259
                                                     =========    =========    =========    =========
 Units issued during the period ...................     19,354       12,607       13,183       11,482
 Units redeemed during the period .................     (5,697)      (2,819)      (7,505)      (8,416)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          13,657        9,788        5,678        3,066
                                                     =========    =========    =========    =========

                                                       Alger American Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   47,095     $   30,316
 Net realized gain (loss) .........................       40,486         56,230
 Net change in unrealized appreciation
  (depreciation) ..................................      225,290         13,900
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      312,871        100,446
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      890,249      1,718,424
 Transfers between subaccounts, net ...............      416,041       (130,664)
 Transfers for contract benefits and
  terminations ....................................     (449,694)      (278,853)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      856,596      1,308,907
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,169,467      1,409,353
Net assets beginning of period ....................    2,690,666      1,281,313
                                                      ----------     ----------
Net assets end of period ..........................   $3,860,133     $2,690,666
                                                      ==========     ==========
 Units issued during the period ...................      193,201        187,742
 Units redeemed during the period .................     (117,309)       (70,157)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            75,892        117,585
                                                      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Alger American
                                                             MidCap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (40,528)   $    (8,602)
 Net realized gain (loss) .........................        960,323        511,651
 Net change in unrealized appreciation
  (depreciation) ..................................         30,653        492,084
                                                     -------------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................        950,448        995,133
                                                     -------------    -----------
Contract transactions:
 Payments received from contractowners ............      2,191,087      3,586,948
 Transfers between subaccounts, net ...............        602,384      2,652,259
 Transfers for contract benefits and
  terminations ....................................     (4,228,414)      (675,705)
                                                     -------------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (1,434,943)     5,563,502
                                                     -------------    -----------
Net increase/(decrease) in net assets .............       (484,495)     6,558,635
Net assets beginning of period ....................     10,449,936      3,891,301
                                                     -------------    -----------
Net assets end of period ..........................  $   9,965,441    $10,449,936
                                                     =============    ===========
 Units issued during the period ...................        280,012        665,780
 Units redeemed during the period .................       (380,809)      (206,054)
                                                     -------------    -----------
 Net units issued (redeemed) during the period            (100,797)       459,726
                                                     =============    ===========

                                                                                          Dreyfus Socially
                                                           Dreyfus IP Small                  Responsible
                                                            Cap Stock Index               Growth Fund, Inc.
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $     (29,073)  $      25,419    $   (5,742)    $      664
 Net realized gain (loss) .........................      1,939,708         472,410       (23,692)       (27,232)
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,312,047)        822,924        75,431        106,357
                                                     -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        598,588       1,320,753        45,997         79,789
                                                     -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners ............      3,011,260         634,925       367,183        393,644
 Transfers between subaccounts, net ...............     (1,444,211)         93,327       (82,909)        (6,628)
 Transfers for contract benefits and
  terminations ....................................     (3,191,940)     (1,197,151)     (308,224)      (286,962)
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,624,891)       (468,899)      (23,950)       100,054
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets .............     (1,026,303)        851,854        22,047        179,843
Net assets beginning of period ....................      7,436,689       6,584,835     1,460,959      1,281,116
                                                     -------------   -------------    ----------     ----------
Net assets end of period ..........................  $   6,410,386   $   7,436,689    $1,483,006     $1,460,959
                                                     =============   =============    ==========     ==========
 Units issued during the period ...................        249,007          74,321        59,066         72,567
 Units redeemed during the period .................       (354,521)       (117,620)      (62,792)       (58,141)
                                                     -------------   -------------    ----------     ----------
 Net units issued (redeemed) during the period            (105,514)        (43,299)       (3,726)        14,426
                                                     =============   =============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus Stock
                                                           Index Fund, Inc.
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    692,334    $  1,023,296
 Net realized gain (loss) .........................      (300,021)       (663,392)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,226,196       5,722,131
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     2,618,509       6,082,035
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     6,559,393       9,159,700
 Transfers between subaccounts, net ...............      (781,144)       (357,211)
 Transfers for contract benefits and
  terminations ....................................    (9,808,705)     (5,590,629)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (4,030,456)      3,211,860
                                                     ------------    ------------
Net increase/(decrease) in net assets .............    (1,411,947)      9,293,895
Net assets beginning of period ....................    65,313,161      56,019,266
                                                     ------------    ------------
Net assets end of period ..........................  $ 63,901,214    $ 65,313,161
                                                     ============    ============
 Units issued during the period ...................       801,200       1,107,210
 Units redeemed during the period .................    (1,097,968)       (820,857)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (296,768)        286,353
                                                     ============    ============

                                                             Dreyfus VIF                     Dreyfus VIF
                                                             Appreciation                International Value
                                                    ------------------------------ -------------------------------
                                                          2005           2004            2005            2004
                                                    --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (13,591)   $   36,417    $    (42,139)   $    139,589
 Net realized gain (loss) .........................        225,266       130,780       2,317,699         698,938
 Net change in unrealized appreciation
  (depreciation) ..................................       (156,120)      (69,726)       (797,737)      1,485,607
                                                     -------------    ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................         55,555        97,471       1,477,823       2,324,134
                                                     -------------    ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............        312,401       318,250       1,942,419       1,378,017
 Transfers between subaccounts, net ...............       (138,107)     (262,732)     (3,487,567)      2,246,806
 Transfers for contract benefits and
  terminations ....................................     (1,407,209)     (429,078)     (2,173,456)     (2,099,609)
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     (1,232,915)     (373,560)     (3,718,604)      1,525,214
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) in net assets .............     (1,177,360)     (276,089)     (2,240,781)      3,849,348
Net assets beginning of period ....................      2,198,770     2,474,859      14,205,340      10,355,992
                                                     -------------    ----------    ------------    ------------
Net assets end of period ..........................  $   1,021,410    $2,198,770    $ 11,964,559    $ 14,205,340
                                                     =============    ==========    ============    ============
 Units issued during the period ...................         28,606        66,253         208,536         355,477
 Units redeemed during the period .................       (115,274)      (94,727)       (477,608)       (219,422)
                                                     -------------    ----------    ------------    ------------
 Net units issued (redeemed) during the period             (86,668)      (28,474)       (269,072)        136,055
                                                     =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus VIF
                                                         Small Company Stock
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  (14,005)    $       --
 Net realized gain (loss) .........................      470,395        321,021
 Net change in unrealized appreciation
  (depreciation) ..................................     (452,448)       157,997
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        3,942        479,018
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      266,111        838,568
 Transfers between subaccounts, net ...............      (99,444)       279,869
 Transfers for contract benefits and
  terminations ....................................     (397,362)      (208,864)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (230,695)       909,573
                                                      ----------     ----------
Net increase/(decrease) in net assets .............     (226,753)     1,388,591
Net assets beginning of period ....................    3,093,325      1,704,734
                                                      ----------     ----------
Net assets end of period ..........................   $2,866,572     $3,093,325
                                                      ==========     ==========
 Units issued during the period ...................       50,281        124,538
 Units redeemed during the period .................      (67,476)       (51,480)
                                                      ----------     ----------
 Net units issued (redeemed) during the period           (17,195)        73,058
                                                      ==========     ==========

                                                            EQ/Bear Stearns              EQ/Boston Advisors
                                                         Small Company Growth               Equity Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004          2005 (a)         2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $    (42,363)   $    (41,550)   $     96,886    $  140,348
 Net realized gain (loss) .........................       498,681         (15,436)        305,106        49,448
 Net change in unrealized appreciation
  (depreciation) ..................................       571,304       1,681,143          (5,389)      869,489
                                                     ------------    ------------    ------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,027,622       1,624,157         396,603     1,059,285
                                                     ------------    ------------    ------------    ----------
Contract transactions:
 Payments received from contractowners ............     2,826,387       3,396,080       1,760,850     1,476,497
 Transfers between subaccounts, net ...............      (485,892)       (328,232)      1,787,124     1,254,597
 Transfers for contract benefits and
  terminations ....................................    (2,078,731)     (2,092,673)     (1,707,356)     (965,808)
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) from contract
 transactions .....................................       261,764         975,175       1,840,618     1,765,286
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) in net assets .............     1,289,386       2,599,332       2,237,221     2,824,571
Net assets beginning of period ....................    15,085,325      12,485,993       8,020,982     5,196,411
                                                     ------------    ------------    ------------    ----------
Net assets end of period ..........................  $ 16,374,711    $ 15,085,325    $ 10,258,203    $8,020,982
                                                     ============    ============    ============    ==========
 Units issued during the period ...................       274,405         403,922         324,063       266,781
 Units redeemed during the period .................      (254,753)       (317,147)       (171,863)     (109,763)
                                                     ------------    ------------    ------------    ----------
 Net units issued (redeemed) during the period             19,652          86,775         152,200       157,018
                                                     ============    ============    ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Calvert                    EQ/Capital
                                                     Socially Responsible (b) (c)   Guardian Research (b) (d)
                                                    ------------------------------ ---------------------------
                                                                 2005                          2005
                                                    ------------------------------ ---------------------------
From operations:
 Net investment income (loss) .....................           $    (275)                   $   10,507
 Net realized gain (loss) .........................               9,838                       (44,767)
 Net change in unrealized appreciation
  (depreciation) ..................................              28,364                      (390,660)
                                                              ---------                    ----------
 Net increase/(decrease) in net assets from
  operations ......................................              37,927                      (424,920)
                                                              ---------                    ----------
Contract transactions:
 Payments received from contractowners ............              18,734                        25,514
 Transfers between subaccounts, net ...............             221,822                     2,576,265
 Transfers for contract benefits and
  terminations ....................................             (14,930)                     (212,326)
                                                              ---------                    ----------
Net increase/(decrease) from contract
 transactions .....................................             225,626                     2,389,453
                                                              ---------                    ----------
Net increase/(decrease) in net assets .............             263,553                     1,964,533
Net assets beginning of period ....................                  --                            --
                                                              ---------                    ----------
Net assets end of period ..........................           $ 263,553                    $1,964,533
                                                              =========                    ==========
 Units issued during the period ...................              27,256                       208,286
 Units redeemed during the period .................              (1,989)                      (21,289)
                                                              ---------                    ----------
 Net units issued (redeemed) during the period                   25,267                       186,997
                                                              =========                    ==========

                                                           EQ/Caywood-Scholl                  EQ/Enterprise
                                                            High Yield Bond                Moderate Allocation
                                                    ------------------------------- ---------------------------------
                                                          2005            2004          2005 (e)           2004
                                                    --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $    660,138    $  1,677,401    $    2,076,705   $    2,041,920
 Net realized gain (loss) .........................    (8,147,498)        936,496        (3,253,363)      (3,623,538)
 Net change in unrealized appreciation
  (depreciation) ..................................     7,748,479      (1,308,675)        5,374,742        8,768,836
                                                     ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................       261,119       1,305,222         4,198,084        7,187,218
                                                     ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ............     1,784,554       3,120,450        14,432,478       15,565,187
 Transfers between subaccounts, net ...............    (2,105,389)         44,167        (3,718,335)      (2,315,423)
 Transfers for contract benefits and
  terminations ....................................    (1,884,112)     (1,973,964)      (15,744,733)     (15,866,339)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .....................................    (2,204,947)      1,190,653        (5,030,590)      (2,616,575)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) in net assets .............    (1,943,828)      2,495,875          (832,506)       4,570,643
Net assets beginning of period ....................    15,316,862      12,820,987        98,454,504       93,883,861
                                                     ------------    ------------    --------------   --------------
Net assets end of period ..........................  $ 13,373,034    $ 15,316,862    $   97,621,998   $   98,454,504
                                                     ============    ============    ==============   ==============
 Units issued during the period ...................       323,509         467,787           894,694        1,036,382
 Units redeemed during the period .................      (460,206)       (384,307)       (1,119,773)      (1,109,187)
                                                     ------------    ------------    --------------   --------------
 Net units issued (redeemed) during the period           (136,697)         83,480          (225,079)         (72,805)
                                                     ============    ============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/GAMCO
                                                          Small Company Value
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (119,259)  $   (353,150)
 Net realized gain (loss) .........................       7,679,211      2,743,830
 Net change in unrealized appreciation
  (depreciation) ..................................      (4,735,856)    10,524,857
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       2,824,096     12,915,537
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       9,997,884     10,835,133
 Transfers between subaccounts, net ...............      (1,242,707)     2,039,934
 Transfers for contract benefits and
  terminations ....................................     (13,088,180)    (9,880,875)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (4,333,003)     2,994,192
                                                     --------------   ------------
Net increase/(decrease) in net assets .............      (1,508,907)    15,909,729
Net assets beginning of period ....................      77,648,949     61,739,220
                                                     --------------   ------------
Net assets end of period ..........................  $   76,140,042   $ 77,648,949
                                                     ==============   ============
 Units issued during the period ...................         544,250        779,636
 Units redeemed during the period .................        (652,988)      (562,131)
                                                     --------------   ------------
 Net units issued (redeemed) during the period             (108,738)       217,505
                                                     ==============   ============

                                                             EQ/Government                  EQ/Intermediate
                                                              Securities                       Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    418,902    $    863,342    $     283,681   $  1,242,741
 Net realized gain (loss) .........................      (113,437)         (3,927)        (356,802)       113,394
 Net change in unrealized appreciation
  (depreciation) ..................................      (203,905)       (660,820)          64,870     (1,152,811)
                                                     ------------    ------------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       101,560         198,595           (8,251)       203,324
                                                     ------------    ------------    -------------   ------------
Contract transactions:
 Payments received from contractowners ............     1,804,311       5,938,669        1,583,850      1,405,850
 Transfers between subaccounts, net ...............      (966,398)     (3,297,803)        (338,036)      (383,060)
 Transfers for contract benefits and
  terminations ....................................    (1,503,682)     (1,762,580)      (6,376,450)    (1,371,741)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (665,769)        878,286       (5,130,636)      (348,951)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) in net assets .............      (564,209)      1,076,881       (5,138,887)      (145,627)
Net assets beginning of period ....................    14,401,439      13,324,558       12,739,482     12,885,109
                                                     ------------    ------------    -------------   ------------
Net assets end of period ..........................  $ 13,837,230    $ 14,401,439    $   7,600,595   $ 12,739,482
                                                     ============    ============    =============   ============
 Units issued during the period ...................       266,680         685,738          131,243        224,158
 Units redeemed during the period .................      (311,026)       (610,754)        (488,803)      (247,357)
                                                     ------------    ------------    -------------   ------------
 Net units issued (redeemed) during the period            (44,346)         74,984         (357,560)       (23,199)
                                                     ============    ============    =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/International
                                                                Growth                     EQ/Long Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    132,528    $     79,697    $    157,913    $  1,583,028
 Net realized gain (loss) .........................      (385,288)       (656,484)       (239,037)        827,075
 Net change in unrealized appreciation
  (depreciation) ..................................     2,067,395       1,234,151         348,477      (1,205,835)
                                                     ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,814,635         657,364         267,353       1,204,268
                                                     ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,140,737       2,377,076       2,042,040       2,399,214
 Transfers between subaccounts, net ...............        39,397        (158,077)       (452,227)     (1,378,734)
 Transfers for contract benefits and
  terminations ....................................    (2,283,701)     (2,366,827)     (6,884,681)     (1,935,963)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................      (103,567)       (147,828)     (5,294,868)       (915,483)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............     1,711,068         509,536      (5,027,515)        288,785
Net assets beginning of period ....................    14,929,662      14,420,126      15,885,710      15,596,925
                                                     ------------    ------------    ------------    ------------
Net assets end of period ..........................  $ 16,640,730    $ 14,929,662    $ 10,858,195    $ 15,885,710
                                                     ============    ============    ============    ============
 Units issued during the period ...................       264,295         257,375         170,931         293,599
 Units redeemed during the period .................      (265,311)       (259,628)       (496,870)       (341,004)
                                                     ------------    ------------    ------------    ------------
 Net units issued (redeemed) during the period             (1,016)         (2,253)       (325,939)        (47,405)
                                                     ============    ============    ============    ============

                                                     EQ/Marsico Focus (b) (f)   EQ/Money Market (b) (g)
                                                    -------------------------- ------------------------
                                                               2005                    2005 () _
                                                    -------------------------- ------------------------
From operations:
 Net investment income (loss) .....................        $   (15,415)              $    385,823
 Net realized gain (loss) .........................            234,077                         --
 Net change in unrealized appreciation
  (depreciation) ..................................          2,352,284                         --
                                                           -----------               ------------
 Net increase/(decrease) in net assets from
  operations ......................................          2,570,946                    385,823
                                                           -----------               ------------
Contract transactions:
 Payments received from contractowners ............            525,236                  1,990,386
 Transfers between subaccounts, net ...............          8,977,046                 42,456,064
 Transfers for contract benefits and
  terminations ....................................           (522,851)                (5,782,438)
                                                           -----------               ------------
Net increase/(decrease) from contract
 transactions .....................................          8,979,431                 38,664,012
                                                           -----------               ------------
Net increase/(decrease) in net assets .............         11,550,377                 39,049,835
Net assets beginning of period ....................                 --                         --
                                                           -----------               ------------
Net assets end of period ..........................        $11,550,377               $ 39,049,835
                                                           ===========               ============
 Units issued during the period ...................          1,149,404                  4,789,437
 Units redeemed during the period .................            (61,065)                  (926,767)
                                                           -----------               ------------
 Net units issued (redeemed) during the period               1,088,339                  3,862,670
                                                           ===========               ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Montag &
                                                            Caldwell Growth
                                                    -------------------------------
                                                        2005 (h)          2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (65,399)   $     41,844
 Net realized gain (loss) .........................       730,791        (384,561)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,823,720       2,052,462
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     3,489,112       1,709,745
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     9,947,329      10,604,468
 Transfers between subaccounts, net ...............       904,773         123,553
 Transfers for contract benefits and
  terminations ....................................    (8,762,138)     (8,389,346)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     2,089,964       2,338,675
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     5,579,076       4,048,420
Net assets beginning of period ....................    48,367,940      44,319,520
                                                     ------------    ------------
Net assets end of period ..........................  $ 53,947,016    $ 48,367,940
                                                     ============    ============
 Units issued during the period ...................     2,215,133       1,567,088
 Units redeemed during the period .................    (2,061,807)     (1,327,532)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            153,326         239,556
                                                     ============    ============

                                                                EQ/PIMCO                EQ/Short Duration
                                                              Real Return                     Bond
                                                    -------------------------------- ------------------------
                                                          2005             2004          2005         2004
                                                    ---------------- --------------- ------------ -----------
From operations:
 Net investment income (loss) .....................  $      288,470   $    625,619    $   1,547    $   2,336
 Net realized gain (loss) .........................         293,233      1,071,313         (165)         (24)
 Net change in unrealized appreciation
  (depreciation) ..................................        (512,148)      (352,927)         175       (1,218)
                                                     --------------   ------------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................          69,555      1,344,005        1,557        1,094
                                                     --------------   ------------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............       2,162,171      5,889,513      112,375      119,416
 Transfers between subaccounts, net ...............     (12,964,747)     1,051,778       (2,169)         833
 Transfers for contract benefits and
  terminations ....................................      (4,531,843)    (4,021,078)     (32,116)     (19,945)
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (15,334,419)     2,920,213       78,090      100,304
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) in net assets .............     (15,264,864)     4,264,218       79,647      101,398
Net assets beginning of period ....................      31,670,971     27,406,753      117,724       16,326
                                                     --------------   ------------    ---------    ---------
Net assets end of period ..........................  $   16,406,107   $ 31,670,971    $ 197,371    $ 117,724
                                                     ==============   ============    =========    =========
 Units issued during the period ...................         546,735        766,205       11,212       11,994
 Units redeemed during the period .................      (1,867,948)      (512,199)      (3,556)      (2,017)
                                                     --------------   ------------    ---------    ---------
 Net units issued (redeemed) during the period           (1,321,213)       254,006        7,656        9,977
                                                     ==============   ============    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW Equity
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $   (361,339)   $   (336,876)
 Net realized gain (loss) .........................      (629,128)     (1,465,230)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,957,991       8,932,003
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,967,524       7,129,897
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     8,932,642      11,091,138
 Transfers between subaccounts, net ...............    (2,421,808)       (979,343)
 Transfers for contract benefits and
  terminations ....................................    (8,941,896)     (8,776,459)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (2,431,062)      1,335,336
                                                     ------------    ------------
Net increase/(decrease) in net assets .............      (463,538)      8,465,233
Net assets beginning of period ....................    62,403,474      53,938,241
                                                     ------------    ------------
Net assets end of period ..........................  $ 61,939,936    $ 62,403,474
                                                     ============    ============
 Units issued during the period ...................       660,608         962,787
 Units redeemed during the period .................      (764,953)       (778,372)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (104,345)        184,415
                                                     ============    ============

                                                             EQ/UBS Growth                  Fidelity VIP
                                                              and Income                    Asset Manager
                                                    ------------------------------- -----------------------------
                                                          2005            2004            2005           2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $     54,499    $    221,080    $     109,154   $  137,245
 Net realized gain (loss) .........................        52,040        (206,424)         302,852       (8,271)
 Net change in unrealized appreciation
  (depreciation) ..................................     1,508,368       2,090,309         (409,318)     115,981
                                                     ------------    ------------    -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,614,907       2,104,965            2,688      244,955
                                                     ------------    ------------    -------------   ----------
Contract transactions:
 Payments received from contractowners ............     3,614,797       3,904,596          289,317      371,588
 Transfers between subaccounts, net ...............      (448,919)       (284,584)        (153,687)    (947,346)
 Transfers for contract benefits and
  terminations ....................................    (2,804,770)     (2,901,104)      (4,477,047)    (227,014)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) from contract
 transactions .....................................       361,108         718,908       (4,341,417)    (802,772)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) in net assets .............     1,976,015       2,823,873       (4,338,729)    (557,817)
Net assets beginning of period ....................    18,615,376      15,791,503        4,506,427    5,064,244
                                                     ------------    ------------    -------------   ----------
Net assets end of period ..........................  $ 20,591,391    $ 18,615,376    $     167,698   $4,506,427
                                                     ============    ============    =============   ==========
 Units issued during the period ...................       359,782         448,434           33,388      126,246
 Units redeemed during the period .................      (328,725)       (379,214)        (441,292)    (204,590)
                                                     ------------    ------------    -------------   ----------
 Net units issued (redeemed) during the period             31,057          69,220         (407,904)     (78,344)
                                                     ============    ============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              Fidelity VIP
                                                             Contrafund(R)
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      (65,759)  $     42,011
 Net realized gain (loss) .........................       2,285,795      1,801,363
 Net change in unrealized appreciation
  (depreciation) ..................................       2,684,360      1,312,384
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       4,904,396      3,155,758
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,098,712      9,466,161
 Transfers between subaccounts, net ...............      12,177,421     (8,222,679)
 Transfers for contract benefits and
  terminations ....................................     (11,423,571)    (2,164,361)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................       3,852,562       (920,879)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............       8,756,958      2,234,879
Net assets beginning of period ....................      23,289,067     21,054,188
                                                     --------------   ------------
Net assets end of period ..........................  $   32,046,025   $ 23,289,067
                                                     ==============   ============
 Units issued during the period ...................       1,410,726      1,239,689
 Units redeemed during the period .................      (1,048,296)    (1,318,475)
                                                     --------------   ------------
 Net units issued (redeemed) during the period              362,430        (78,786)
                                                     ==============   ============

                                                                                            Fidelity VIP
                                                          Fidelity VIP Growth           Growth Opportunities
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      9,963    $     (2,485)    $    9,700    $    1,501
 Net realized gain (loss) .........................     1,667,225         153,158         46,470        35,237
 Net change in unrealized appreciation
  (depreciation) ..................................    (1,020,753)        395,677        109,274        96,998
                                                     ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................       656,435         546,350        165,444       133,736
                                                     ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............     3,732,779       3,215,156        457,640       462,501
 Transfers between subaccounts, net ...............    (5,750,469)        298,800       (340,160)      213,261
 Transfers for contract benefits and
  terminations ....................................    (4,464,152)     (3,270,737)      (311,609)     (352,905)
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    (6,481,842)        243,219       (194,129)      322,857
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) in net assets .............    (5,825,407)        789,569        (28,685)      456,593
Net assets beginning of period ....................    19,364,870      18,575,301      2,116,119     1,659,526
                                                     ------------    ------------     ----------    ----------
Net assets end of period ..........................  $ 13,539,463    $ 19,364,870     $2,087,434    $2,116,119
                                                     ============    ============     ==========    ==========
 Units issued during the period ...................       587,720         670,367         90,965       141,488
 Units redeemed during the period .................    (1,380,166)       (645,574)      (110,009)     (100,658)
                                                     ------------    ------------     ----------    ----------
 Net units issued (redeemed) during the period           (792,446)         24,793        (19,044)       40,830
                                                     ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Fidelity VIP
                                                           Growth and Income
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     111,105   $      83,883
 Net realized gain (loss) .........................      1,709,943          41,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,593,442)        384,569
                                                     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        227,606         509,546
                                                     -------------   -------------
Contract transactions:
 Payments received from contractowners ............        794,398         983,082
 Transfers between subaccounts, net ...............       (704,607)     (1,646,338)
 Transfers for contract benefits and
  terminations ....................................     (8,097,955)       (524,150)
                                                     -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................     (8,008,164)     (1,187,406)
                                                     -------------   -------------
Net increase/(decrease) in net assets .............     (7,780,558)       (677,860)
Net assets beginning of period ....................      8,922,373       9,600,233
                                                     -------------   -------------
Net assets end of period ..........................  $   1,141,815   $   8,922,373
                                                     =============   =============
 Units issued during the period ...................        105,892         142,956
 Units redeemed during the period .................       (922,579)       (271,158)
                                                     -------------   -------------
 Net units issued (redeemed) during the period            (816,687)       (128,202)
                                                     =============   =============

                                                             Franklin                Franklin Rising
                                                         Income Securities        Dividends Securities
                                                    --------------------------- -------------------------
                                                         2005          2004         2005         2004
                                                    -------------- ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................   $   29,114    $   5,747    $   1,750    $     355
 Net realized gain (loss) .........................        9,063        2,815        5,121        3,149
 Net change in unrealized appreciation
  (depreciation) ..................................      (11,685)      26,974        8,197       14,356
                                                      ----------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................       26,492       35,536       15,068       17,860
                                                      ----------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      751,704      267,759      238,147      188,887
 Transfers between subaccounts, net ...............        7,526       42,711      (12,402)      44,606
 Transfers for contract benefits and
  terminations ....................................      (96,219)     (47,834)     (79,370)     (44,274)
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................      663,011      262,636      146,375      189,219
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............      689,503      298,172      161,443      207,079
Net assets beginning of period ....................      368,069       69,897      244,337       37,258
                                                      ----------    ---------    ---------    ---------
Net assets end of period ..........................   $1,057,572    $ 368,069    $ 405,780    $ 244,337
                                                      ==========    =========    =========    =========
 Units issued during the period ...................       66,954       27,422       21,435       21,696
 Units redeemed during the period .................      (13,972)      (4,812)      (9,524)      (5,507)
                                                      ----------    ---------    ---------    ---------
 Net units issued (redeemed) during the period            52,982       22,610       11,911       16,189
                                                      ==========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Franklin Zero                 Janus Aspen
                                                          Coupon 2010                Series Balanced
                                                    ------------------------ -------------------------------
                                                        2005         2004          2005            2004
                                                    ------------ ----------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    2,262   $  1,002    $     142,476   $     124,259
 Net realized gain (loss) .........................         (71)        56           89,802          14,654
 Net change in unrealized appreciation
  (depreciation) ..................................      (1,730)      (232)         316,585         377,215
                                                     ----------   --------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................         461        826          548,863         516,128
                                                     ----------   --------    -------------   -------------
Contract transactions:
 Payments received from contractowners ............      54,832     29,527        1,323,845       1,415,949
 Transfers between subaccounts, net ...............         216      6,509          152,838         (34,734)
 Transfers for contract benefits and
  terminations ....................................     (13,479)    (7,692)      (1,080,202)     (1,050,652)
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................      41,569     28,344          396,481         330,563
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) in net assets .............      42,030     29,170          945,344         846,691
Net assets beginning of period ....................      41,100     11,930        6,948,842       6,102,151
                                                     ----------   --------    -------------   -------------
Net assets end of period ..........................  $   83,130   $ 41,100    $   7,894,186   $   6,948,842
                                                     ==========   ========    =============   =============
 Units issued during the period ...................       5,331      3,657          174,479         158,077
 Units redeemed during the period .................      (1,461)      (966)        (138,875)       (126,770)
                                                     ----------   --------    -------------   -------------
 Net units issued (redeemed) during the period            3,870      2,691           35,604          31,307
                                                     ==========   ========    =============   =============

                                                          Janus Aspen Series
                                                         International Growth
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      52,549    $   30,468
 Net realized gain (loss) .........................        706,119       210,314
 Net change in unrealized appreciation
  (depreciation) ..................................      1,037,215       423,777
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,795,883       664,559
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............      1,539,278     1,497,903
 Transfers between subaccounts, net ...............      3,438,812       (54,612)
 Transfers for contract benefits and
  terminations ....................................     (2,731,736)     (462,880)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................      2,246,354       980,411
                                                     -------------    ----------
Net increase/(decrease) in net assets .............      4,042,237     1,644,970
Net assets beginning of period ....................      4,516,722     2,871,752
                                                     -------------    ----------
Net assets end of period ..........................  $   8,558,959    $4,516,722
                                                     =============    ==========
 Units issued during the period ...................        508,498       309,324
 Units redeemed during the period .................       (313,474)     (208,808)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             195,024       100,516
                                                     =============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Janus Aspen Series                 Janus Aspen
                                                            Flexible Bond                   Series Forty
                                                    ------------------------------ -------------------------------
                                                         2005            2004            2005            2004
                                                    -------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................   $  457,004    $     362,806   $    (39,952)   $    (18,390)
 Net realized gain (loss) .........................      241,859          127,748        355,033           7,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (575,872)        (258,273)     1,497,857       2,060,198
                                                      ----------    -------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................      122,991          232,281      1,812,938       2,048,902
                                                      ----------    -------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ............      825,583        1,102,717      2,565,976       2,609,365
 Transfers between subaccounts, net ...............    2,377,774         (123,796)     4,813,724        (705,671)
 Transfers for contract benefits and
  terminations ....................................     (879,645)      (1,136,821)    (1,949,785)     (1,944,190)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    2,323,712         (157,900)     5,429,915         (40,496)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) in net assets .............    2,446,703           74,381      7,242,853       2,008,406
Net assets beginning of period ....................    6,496,235        6,421,854     13,574,563      11,566,157
                                                      ----------    -------------   ------------    ------------
Net assets end of period ..........................   $8,942,938    $   6,496,235   $ 20,817,416    $ 13,574,563
                                                      ==========    =============   ============    ============
 Units issued during the period ...................      269,141          137,059        944,138         402,640
 Units redeemed during the period .................     (104,157)        (146,915)      (315,841)       (429,701)
                                                      ----------    -------------   ------------    ------------
 Net units issued (redeemed) during the period           164,984           (9,856)       628,297         (27,061)
                                                      ==========    =============   ============    ============

                                                          Janus Aspen Series
                                                            Mid Cap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (54,741)   $    (32,037)
 Net realized gain (loss) .........................       619,965         294,266
 Net change in unrealized appreciation
  (depreciation) ..................................     1,046,470       1,860,351
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,611,694       2,122,580
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,602,012       3,418,799
 Transfers between subaccounts, net ...............     1,040,223        (589,467)
 Transfers for contract benefits and
  terminations ....................................    (2,355,175)     (1,882,006)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     1,287,060         947,326
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     2,898,754       3,069,906
Net assets beginning of period ....................    12,849,840       9,779,934
                                                     ------------    ------------
Net assets end of period ..........................  $ 15,748,594    $ 12,849,840
                                                     ============    ============
 Units issued during the period ...................       820,167         860,891
 Units redeemed during the period .................      (610,037)       (692,743)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            210,130         168,148
                                                     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Janus Aspen Series
                                                            Mid Cap Value
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  134,424     $   54,817
 Net realized gain (loss) .........................      141,979         97,930
 Net change in unrealized appreciation
  (depreciation) ..................................      (80,818)       159,454
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      195,585        312,201
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      398,249        362,454
 Transfers between subaccounts, net ...............       94,701       (909,173)
 Transfers for contract benefits and
  terminations ....................................     (354,631)      (115,297)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      138,319       (662,016)
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      333,904       (349,815)
Net assets beginning of period ....................    1,872,768      2,222,583
                                                      ----------     ----------
Net assets end of period ..........................   $2,206,672     $1,872,768
                                                      ==========     ==========
 Units issued during the period ...................       48,166         46,783
 Units redeemed during the period .................      (36,872)      (109,951)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            11,294        (63,168)
                                                      ==========     ==========

                                                          Janus Aspen Series                Lord Abbett
                                                           Worldwide Growth                Bond-Debenture
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $    150,235    $    123,124     $   49,774    $    43,527
 Net realized gain (loss) .........................       365,574        (533,460)        26,435         22,152
 Net change in unrealized appreciation
  (depreciation) ..................................       162,924       1,138,373        (64,260)        (5,123)
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       678,733         728,037         11,949         60,556
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,846,711       3,715,951        380,408        418,179
 Transfers between subaccounts, net ...............      (569,243)     (1,054,543)       (11,290)        32,628
 Transfers for contract benefits and
  terminations ....................................    (6,788,023)     (2,296,629)      (195,048)      (147,834)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (4,510,555)        364,779        174,070        302,973
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (3,831,822)      1,092,816        186,019        363,529
Net assets beginning of period ....................    17,958,426      16,865,610        929,398        565,869
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 14,126,604    $ 17,958,426     $1,115,417    $   929,398
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       497,799         663,547         31,239         39,223
 Units redeemed during the period .................    (1,124,086)       (624,571)       (18,248)       (15,555)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (626,287)         38,976         12,991         23,668
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Lord Abbett
                                                          Growth and Income
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   34,724     $   22,186
 Net realized gain (loss) .........................      420,210        101,293
 Net change in unrealized appreciation
  (depreciation) ..................................     (285,823)       302,384
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      169,111        425,863
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............    1,596,981      1,495,297
 Transfers between subaccounts, net ...............       88,854        510,440
 Transfers for contract benefits and
  terminations ....................................     (706,208)      (600,173)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      979,627      1,405,564
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,148,738      1,831,427
Net assets beginning of period ....................    4,222,070      2,390,643
                                                      ----------     ----------
Net assets end of period ..........................   $5,370,808     $4,222,070
                                                      ==========     ==========
 Units issued during the period ...................      160,123        199,736
 Units redeemed during the period .................      (79,799)       (76,017)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            80,324        123,719
                                                      ==========     ==========

                                                              Lord Abbett                    MFS(R) Mid
                                                             Mid-Cap Value                   Cap Growth
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      3,571    $     34,823     $   (3,546)   $    (2,713)
 Net realized gain (loss) .........................     3,346,260         743,588         30,395         12,761
 Net change in unrealized appreciation
  (depreciation) ..................................    (2,085,161)      2,239,315          9,877        100,587
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,264,670       3,017,726         36,726        110,635
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,538,924       2,107,149        333,825        384,943
 Transfers between subaccounts, net ...............       216,268       4,592,144        (40,279)         2,723
 Transfers for contract benefits and
  terminations ....................................    (6,008,178)     (1,768,211)      (152,794)      (158,928)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (3,252,986)      4,931,082        140,752        228,738
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (1,988,316)      7,948,808        177,478        339,373
Net assets beginning of period ....................    17,306,954       9,358,146        965,406        626,033
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 15,318,638    $ 17,306,954     $1,142,884    $   965,406
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       349,092         659,039         34,965         45,035
 Units redeemed during the period .................      (580,337)       (240,093)       (20,444)       (20,318)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (231,245)        418,946         14,521         24,717
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              MFS(R) New
                                                              Discovery
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      (7,826)   $   (1,374)
 Net realized gain (loss) .........................         58,586        40,765
 Net change in unrealized appreciation
  (depreciation) ..................................         10,994        44,679
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................         61,754        84,070
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        289,655       816,084
 Transfers between subaccounts, net ...............       (542,179)      610,362
 Transfers for contract benefits and
  terminations ....................................       (790,355)     (127,157)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,042,879)    1,299,289
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (981,125)    1,383,359
Net assets beginning of period ....................      2,084,785       701,426
                                                     -------------    ----------
Net assets end of period ..........................  $   1,103,660    $2,084,785
                                                     =============    ==========
 Units issued during the period ...................         50,757       196,298
 Units redeemed during the period .................       (141,764)      (77,875)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             (91,007)      118,423
                                                     =============    ==========

                                                            MFS(R) Total
                                                               Return                  MFS(R) Utilities
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- -------------- ------------
From operations:
 Net investment income (loss) .....................   $   65,976     $   49,261     $    1,849    $   4,209
 Net realized gain (loss) .........................      258,869        115,253         80,965       21,096
 Net change in unrealized appreciation
  (depreciation) ..................................     (218,644)       248,817         66,509      104,333
                                                      ----------     ----------     ----------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................      106,201        413,331        149,323      129,638
                                                      ----------     ----------     ----------    ---------
Contract transactions:
 Payments received from contractowners ............      993,053      1,231,681        372,085      212,060
 Transfers between subaccounts, net ...............     (536,805)     1,060,340        202,651      125,812
 Transfers for contract benefits and
  terminations ....................................     (585,546)      (363,774)      (147,460)     (86,389)
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (129,298)     1,928,247        427,276      251,483
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) in net assets .............      (23,097)     2,341,578        576,599      381,121
Net assets beginning of period ....................    4,544,599      2,203,021        660,190      279,069
                                                      ----------     ----------     ----------    ---------
Net assets end of period ..........................   $4,521,502     $4,544,599     $1,236,789    $ 660,190
                                                      ==========     ==========     ==========    =========
 Units issued during the period ...................       93,650        272,213         46,763       30,667
 Units redeemed during the period .................     (105,385)      (100,541)       (21,015)     (11,393)
                                                      ----------     ----------     ----------    ---------
 Net units issued (redeemed) during the period           (11,735)       171,672         25,748       19,274
                                                      ==========     ==========     ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                            UIF Core Plus
                                                             Fixed Income
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $   518,831     $  237,313
 Net realized gain (loss) .........................       528,494        134,268
 Net change in unrealized appreciation
  (depreciation) ..................................      (706,289)      (108,646)
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       341,036        262,935
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       445,591        708,308
 Transfers between subaccounts, net ...............     9,062,952        187,223
 Transfers for contract benefits and
  terminations ....................................      (755,799)      (839,444)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     8,752,744         56,087
                                                      -----------     ----------
Net increase/(decrease) in net assets .............     9,093,780        319,022
Net assets beginning of period ....................     6,505,586      6,186,564
                                                      -----------     ----------
Net assets end of period ..........................   $15,599,366     $6,505,586
                                                      ===========     ==========
 Units issued during the period ...................     1,021,232         95,289
 Units redeemed during the period .................      (429,011)       (91,869)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            592,221          3,420
                                                      ===========     ==========

                                                         Morgan Stanley
                                                          UIF Emerging             Morgan Stanley
                                                          Markets Debt            UIF Equity Growth
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  38,933    $  26,917    $      40    $     326
 Net realized gain (loss) .........................     29,971       26,225        1,466       25,584
 Net change in unrealized appreciation
  (depreciation) ..................................    (12,827)     (15,032)      46,055      (10,826)
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     56,077       38,110       47,561       15,084
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............     68,206       52,966       97,071       43,905
 Transfers between subaccounts, net ...............    (90,593)     116,881       10,067       19,296
 Transfers for contract benefits and
  terminations ....................................    (10,747)     (12,091)     (29,288)     (27,158)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    (33,134)     157,756       77,850       36,043
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............     22,943      195,866      125,411       51,127
Net assets beginning of period ....................    425,876      230,010      239,245      188,118
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 448,819    $ 425,876    $ 364,656    $ 239,245
                                                     =========    =========    =========    =========
 Units issued during the period ...................      8,901       17,007       17,819       33,277
 Units redeemed during the period .................    (10,695)      (5,106)      (8,093)     (28,599)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          (1,794)      11,901        9,726        4,678
                                                     =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                              UIF Value
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $    26,371     $   24,261
 Net realized gain (loss) .........................       306,040        255,973
 Net change in unrealized appreciation
  (depreciation) ..................................       249,013        148,894
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       581,424        429,128
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       483,031      1,835,479
 Transfers between subaccounts, net ...............    10,019,281        (23,737)
 Transfers for contract benefits and
  terminations ....................................      (915,101)       (92,518)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     9,587,211      1,719,224
                                                      -----------     ----------
Net increase/(decrease) in net assets .............    10,168,635      2,148,352
Net assets beginning of period ....................     2,968,804        820,452
                                                      -----------     ----------
Net assets end of period ..........................   $13,137,439     $2,968,804
                                                      ===========     ==========
 Units issued during the period ...................       764,212        195,931
 Units redeemed during the period .................      (131,102)       (63,833)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            633,110        132,098
                                                      ===========     ==========

                                                             Old Mutual                   Old Mutual
                                                               Mid-Cap                   Select Value
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- ------------- -------------
From operations:
 Net investment income (loss) .....................   $   (7,839)    $   (5,772)   $    13,881   $    12,397
 Net realized gain (loss) .........................      230,613         65,543         (6,386)       (3,839)
 Net change in unrealized appreciation
  (depreciation) ..................................      (88,935)       242,595         26,324        12,650
                                                      ----------     ----------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................      133,839        302,366         33,819        21,208
                                                      ----------     ----------    -----------   -----------
Contract transactions:
 Payments received from contractowners ............      687,512        713,480        256,657       271,431
 Transfers between subaccounts, net ...............       (8,789)       (23,214)       (32,744)        3,689
 Transfers for contract benefits and
  terminations ....................................     (313,398)      (393,829)      (120,466)     (100,375)
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) from contract
 transactions .....................................      365,325        296,437        103,447       174,745
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) in net assets .............      499,164        598,803        137,266       195,953
Net assets beginning of period ....................    2,010,069      1,411,266        744,699       548,746
                                                      ----------     ----------    -----------   -----------
Net assets end of period ..........................   $2,509,233     $2,010,069    $   881,965   $   744,699
                                                      ==========     ==========    ===========   ===========
 Units issued during the period ...................       56,195         67,043         29,056        31,214
 Units redeemed during the period .................      (29,241)       (42,766)       (18,469)      (12,331)
                                                      ----------     ----------    -----------   -----------
 Net units issued (redeemed) during the period            26,954         24,277         10,587        18,883
                                                      ==========     ==========    ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Oppenheimer
                                                         Global Securities
                                                    ----------------------------
                                                         2005           2004
                                                    -------------- -------------
From operations:
 Net investment income (loss) .....................   $    3,166    $     1,235
 Net realized gain (loss) .........................       27,092          5,411
 Net change in unrealized appreciation
  (depreciation) ..................................      119,207         85,475
                                                      ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................      149,465         92,121
                                                      ----------    -----------
Contract transactions:
 Payments received from contractowners ............      701,443        533,050
 Transfers between subaccounts, net ...............       50,395         10,693
 Transfers for contract benefits and
  terminations ....................................     (247,186)      (124,509)
                                                      ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................      504,652        419,234
                                                      ----------    -----------
Net increase/(decrease) in net assets .............      654,117        511,355
Net assets beginning of period ....................      664,436        153,081
                                                      ----------    -----------
Net assets end of period ..........................   $1,318,553    $   664,436
                                                      ==========    ===========
 Units issued during the period ...................       52,056         43,573
 Units redeemed during the period .................      (19,081)       (11,476)
                                                      ----------    -----------
 Net units issued (redeemed) during the period            32,975         32,097
                                                      ==========    ===========

                                                           Oppenheimer                PIMCO Global
                                                         Main Street(R)             Bond (Unhedged)
                                                    ------------------------- ----------------------------
                                                        2005         2004          2005           2004
                                                    ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss) .....................  $   3,051    $      36     $   46,235    $   26,909
 Net realized gain (loss) .........................      4,253        3,948         51,140       163,749
 Net change in unrealized appreciation
  (depreciation) ..................................     21,036       20,289       (252,841)        4,813
                                                     ---------    ---------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     28,340       24,273       (155,466)      195,471
                                                     ---------    ---------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............    260,894      299,404        682,596       825,220
 Transfers between subaccounts, net ...............    (11,370)      (3,575)      (175,153)        4,345
 Transfers for contract benefits and
  terminations ....................................    (88,050)     (55,199)      (301,008)     (367,207)
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    161,474      240,630        206,435       462,358
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) in net assets .............    189,814      264,903         50,969       657,829
Net assets beginning of period ....................    333,156       68,253      2,137,983     1,480,154
                                                     ---------    ---------     ----------    ----------
Net assets end of period ..........................  $ 522,970    $ 333,156     $2,188,952    $2,137,983
                                                     =========    =========     ==========    ==========
 Units issued during the period ...................     21,689       27,717         62,510        76,504
 Units redeemed during the period .................     (8,557)      (6,890)       (48,309)      (42,425)
                                                     ---------    ---------     ----------    ----------
 Net units issued (redeemed) during the period          13,132       20,827         14,201        34,079
                                                     =========    =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          PIMCO StocksPLUS
                                                           PIMCO Real Return              Growth and Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $    445,579    $    100,567     $   70,574     $   37,213
 Net realized gain (loss) .........................       371,969         573,694         48,859         16,438
 Net change in unrealized appreciation
  (depreciation) ..................................      (515,272)        266,286         (2,204)       222,031
                                                     ------------    ------------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       302,276         940,547        117,229        275,682
                                                     ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contractowners ............     3,675,285       3,377,919      1,041,643      1,214,902
 Transfers between subaccounts, net ...............     3,987,391       1,936,027        (78,635)        (8,119)
 Transfers for contract benefits and
  terminations ....................................    (2,373,263)     (1,121,465)      (450,723)      (484,196)
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     5,289,413       4,192,481        512,285        722,587
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets .............     5,591,689       5,133,028        629,514        998,269
Net assets beginning of period ....................    14,511,364       9,378,336      3,046,647      2,048,378
                                                     ------------    ------------     ----------     ----------
Net assets end of period ..........................  $ 20,103,053    $ 14,511,364     $3,676,161     $3,046,647
                                                     ============    ============     ==========     ==========
 Units issued during the period ...................       612,814         559,285         93,966        115,699
 Units redeemed during the period .................      (219,228)       (234,329)       (51,001)       (50,624)
                                                     ------------    ------------     ----------     ----------
 Net units issued (redeemed) during the period            393,586         324,956         42,965         65,075
                                                     ============    ============     ==========     ==========

                                                             T. Rowe Price
                                                             Equity Income
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      461,842   $    728,538
 Net realized gain (loss) .........................       8,279,199      2,232,827
 Net change in unrealized appreciation
  (depreciation) ..................................      (7,492,155)     3,581,119
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       1,248,886      6,542,484
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,662,416      2,361,863
 Transfers between subaccounts, net ...............     (16,398,886)     1,668,805
 Transfers for contract benefits and
  terminations ....................................      (9,970,838)    (8,446,424)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................     (22,707,308)    (4,415,756)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............     (21,458,422)     2,126,728
Net assets beginning of period ....................      50,427,403     48,300,675
                                                     --------------   ------------
Net assets end of period ..........................  $   28,968,981   $ 50,427,403
                                                     ==============   ============
 Units issued during the period ...................         349,409        421,204
 Units redeemed during the period .................      (1,836,261)      (756,097)
                                                     --------------   ------------
 Net units issued (redeemed) during the period           (1,486,852)      (334,893)
                                                     ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                         International Stock
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      77,246    $   71,945
 Net realized gain (loss) .........................      1,140,957        42,661
 Net change in unrealized appreciation
  (depreciation) ..................................       (211,983)      633,026
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,006,220       747,632
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        817,693     1,558,114
 Transfers between subaccounts, net ...............       (315,451)      964,474
 Transfers for contract benefits and
  terminations ....................................     (2,021,379)     (500,348)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,519,137)    2,022,240
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (512,917)    2,769,872
Net assets beginning of period ....................      6,975,601     4,205,729
                                                     -------------    ----------
Net assets end of period ..........................  $   6,462,684    $6,975,601
                                                     =============    ==========
 Units issued during the period ...................        144,363       289,924
 Units redeemed during the period .................       (273,340)      (88,960)
                                                     -------------    ----------
 Net units issued (redeemed) during the period            (128,977)      200,964
                                                     =============    ==========

                                                            T. Rowe Price                T. Rowe Price
                                                          Limited-Term Bond            New America Growth
                                                    ----------------------------- ----------------------------
                                                         2005           2004           2005           2004
                                                    -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) .....................   $  110,485     $   67,934     $   (7,547)   $       351
 Net realized gain (loss) .........................      (40,303)        (3,775)        57,986         41,839
 Net change in unrealized appreciation
  (depreciation) ..................................      (24,444)       (42,671)       318,823         19,724
                                                      ----------     ----------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       45,738         21,488        369,262         61,914
                                                      ----------     ----------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............      553,708        582,642        162,623         69,019
 Transfers between subaccounts, net ...............      (77,346)     1,612,615      6,121,299         59,290
 Transfers for contract benefits and
  terminations ....................................     (742,567)      (231,449)       (86,236)      (168,715)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (266,205)     1,963,808      6,197,686        (40,406)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) in net assets .............     (220,467)     1,985,296      6,566,948         21,508
Net assets beginning of period ....................    3,567,142      1,581,846        565,334        543,826
                                                      ----------     ----------     ----------    -----------
Net assets end of period ..........................   $3,346,675     $3,567,142     $7,132,282    $   565,334
                                                      ==========     ==========     ==========    ===========
 Units issued during the period ...................       64,032        193,284        602,372         22,400
 Units redeemed during the period .................      (85,003)       (44,746)       (19,129)       (25,909)
                                                      ----------     ----------     ----------    -----------
 Net units issued (redeemed) during the period           (20,971)       148,538        583,243         (3,509)
                                                      ==========     ==========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                          Personal Strategy
                                                              Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   33,690     $   35,447
 Net realized gain (loss) .........................      269,338        101,237
 Net change in unrealized appreciation
  (depreciation) ..................................     (125,299)        82,651
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      177,729        219,335
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      543,323        331,659
 Transfers between subaccounts, net ...............      831,303        165,318
 Transfers for contract benefits and
  terminations ....................................     (746,861)      (126,539)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      627,765        370,438
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      805,494        589,773
Net assets beginning of period ....................    2,049,929      1,460,156
                                                      ----------     ----------
Net assets end of period ..........................   $2,855,423     $2,049,929
                                                      ==========     ==========
 Units issued during the period ...................      123,395         60,329
 Units redeemed during the period .................      (81,413)       (33,613)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            41,982         26,716
                                                      ==========     ==========

                                                                                          Van Kampen
                                                            T. Rowe Price                UIF Emerging
                                                            Prime Reserve               Markets Equity
                                                    ------------------------------ -------------------------
                                                          2005           2004          2005         2004
                                                    --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) .....................  $     253,895    $   82,913    $     319    $   1,255
 Net realized gain (loss) .........................             --            --       25,542       24,711
 Net change in unrealized appreciation
  (depreciation) ..................................             --            --      180,018       56,728
                                                     -------------    ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................        253,895        82,913      205,879       82,694
                                                     -------------    ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      1,687,087     5,313,414      177,806      144,972
 Transfers between subaccounts, net ...............     (4,104,953)      671,190       79,291       12,544
 Transfers for contract benefits and
  terminations ....................................     (1,767,548)     (768,018)     (78,740)     (84,551)
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (4,185,414)    5,216,586      178,357       72,965
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) in net assets .............     (3,931,519)    5,299,499      384,236      155,659
Net assets beginning of period ....................      9,885,410     4,585,911      477,921      322,262
                                                     -------------    ----------    ---------    ---------
Net assets end of period ..........................  $   5,953,891    $9,885,410    $ 862,157    $ 477,921
                                                     =============    ==========    =========    =========
 Units issued during the period ...................        498,470       841,690       16,890       15,612
 Units redeemed during the period .................       (842,789)     (399,280)      (6,196)     (10,540)
                                                     -------------    ----------    ---------    ---------
 Net units issued (redeemed) during the period            (344,319)      442,410       10,694        5,072
                                                     =============    ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Van Kampen
                                                             UIF Global
                                                            Value Equity+
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $    7,323     $    5,569
 Net realized gain (loss) .........................       31,535          6,704
 Net change in unrealized appreciation
  (depreciation) ..................................       32,441        100,463
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       71,299        112,736
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      237,737        154,934
 Transfers between subaccounts, net ...............      102,613        714,762
 Transfers for contract benefits and
  terminations ....................................     (132,040)       (80,185)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      208,310        789,511
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      279,609        902,247
Net assets beginning of period ....................    1,172,038        269,791
                                                      ----------     ----------
Net assets end of period ..........................   $1,451,647     $1,172,038
                                                      ==========     ==========
 Units issued during the period ...................       36,860         93,107
 Units redeemed during the period .................      (19,930)       (18,746)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            16,930         74,361
                                                      ==========     ==========

                                                              Van Kampen                    Van Eck
                                                        UIF U.S. Real Estate+            Worldwide Bond
                                                    ------------------------------ --------------------------
                                                          2005           2004           2005         2004
                                                    --------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) .....................  $      81,809    $   66,308    $    33,182   $   9,984
 Net realized gain (loss) .........................      1,535,681       197,708        (16,364)      3,895
 Net change in unrealized appreciation
  (depreciation) ..................................       (345,735)    1,307,559        (42,630)     18,188
                                                     -------------    ----------    -----------   ---------
 Net increase/(decrease) in net assets from
  operations ......................................      1,271,755     1,571,575        (25,812)     32,067
                                                     -------------    ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners ............      1,738,483     1,287,893        215,361      97,862
 Transfers between subaccounts, net ...............      1,282,927     1,955,422         19,464     291,367
 Transfers for contract benefits and
  terminations ....................................     (4,282,592)     (563,618)      (132,853)    (10,482)
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) from contract
 transactions .....................................     (1,261,182)    2,679,697        101,972     378,747
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) in net assets .............         10,573     4,251,272         76,160     410,814
Net assets beginning of period ....................      6,809,626     2,558,354        528,204     117,390
                                                     -------------    ----------    -----------   ---------
Net assets end of period ..........................  $   6,820,199    $6,809,626    $   604,364   $ 528,204
                                                     =============    ==========    ===========   =========
 Units issued during the period ...................        221,791       243,049         40,936      29,794
 Units redeemed during the period .................       (281,113)      (52,290)       (34,818)     (4,045)
                                                     -------------    ----------    -----------   ---------
 Net units issued (redeemed) during the period             (59,322)      190,759          6,118      25,749
                                                     =============    ==========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Van Eck Worldwide               Van Eck Worldwide
                                                            Emerging Markets                   Hard Assets
                                                      -----------------------------   -----------------------------
                                                           2005            2004            2005            2004
                                                      --------------   ------------   --------------   ------------
From operations:
 Net investment income (loss) .....................     $   (1,565)     $   2,165       $   (2,211)     $     374
 Net realized gain (loss) .........................        219,968         26,370          280,218         13,171
 Net change in unrealized appreciation
  (depreciation) ..................................        629,733        119,282          306,928        120,912
                                                        ----------      ---------       ----------      ---------
 Net increase/(decrease) in net assets from
  operations ......................................        848,136        147,817          584,935        134,457
                                                        ----------      ---------       ----------      ---------
Contract transactions:
 Payments received from contractowners ............        248,118        361,968          258,520        148,746
 Transfers between subaccounts, net ...............      2,373,331        128,188          994,201        395,813
 Transfers for contract benefits and
  terminations ....................................       (313,848)       (23,883)        (512,935)       (15,857)
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) from contract
 transactions .....................................      2,307,601        466,273          739,786        528,702
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) in net assets .............      3,155,737        614,090        1,324,721        663,159
Net assets beginning of period ....................        771,728        157,638          751,771         88,612
                                                        ----------      ---------       ----------      ---------
Net assets end of period ..........................     $3,927,465      $ 771,728       $2,076,492      $ 751,771
                                                        ==========      =========       ==========      =========
 Units issued during the period ...................        286,280         96,385           69,643         48,439
 Units redeemed during the period .................        (65,730)       (39,017)         (34,255)       (11,613)
                                                        ----------      ---------       ----------      ---------
 Net units issued (redeemed) during the period             220,550         57,368           35,388         36,826
                                                        ==========      =========       ==========      =========

-------
The accompanying notes are an integral part of these financial statements.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)

(b) Commenced operation on September 9, 2005.

(c) EQ/Calvert Socially Responsive was substituted for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (see Note 5)

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)

(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.

(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)

+ Known as Morgan Stanley UIF... with respect to MONY Corporate Sponsored Variable Universal Life.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are seventy-six MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Basic Value                                       o EQ/Short Duration Bond(12)
   o AIM V.I. Financial Services                                o EQ/TCW Equity(13)
   o AIM V.I. Global Health Care(1)                             o EQ/UBS Growth and Income(14)
   o AIM V.I. Mid Cap Core Equity                               o Fidelity VIP Asset Manager
   o AIM V.I. Technology                                        o Fidelity VIP Contrafund(R)
   o Alger American Balanced                                    o Fidelity VIP Growth
   o Alger American MidCap Growth                               o Fidelity VIP Growth Opportunities
   o Dreyfus IP Small Cap Stock Index                           o Fidelity VIP Growth and Income
   o Dreyfus Socially Responsible Growth Fund, Inc.             o Franklin Income Securities
   o Dreyfus Stock Index Fund, Inc.                             o Franklin Rising Dividends Securities
   o Dreyfus VIF Appreciation                                   o Franklin Zero Coupon 2010
   o Dreyfus VIF International Value                            o Janus Aspen Series Balanced
   o Dreyfus VIF Small Company Stock                            o Janus Aspen Series International Growth
   o EQ/Bear Stearns Small Company Growth(2)                    o Janus Aspen Series Flexible Bond(15)
   o EQ/Boston Advisors Equity Income(3)                        o Janus Aspen Series Forty(16)
   o EQ/Calvert Socially Responsible                            o Janus Aspen Series Mid Cap Growth
   o EQ/Capital Guardian Research                               o Janus Aspen Series Mid Cap Value
   o EQ/Caywood-Scholl High Yield Bond(4)                       o Janus Aspen Series Worldwide Growth
   o EQ/Enterprise Moderate Allocation                          o Lord Abbett Bond-Debenture
   o EQ/GAMCO Small Company Value(5)                            o Lord Abbett Growth and Income
   o EQ/Government Securities(6)                                o Lord Abbett Mid-Cap Value
   o EQ/Intermediate Term Bond(7)                               o MFS(R) Mid Cap Growth
   o EQ/International Growth(8)                                 o MFS(R) New Discovery
   o EQ/Long Term Bond(9)                                       o MFS(R) Total Return
   o EQ/Marsico Focus                                           o MFS(R) Utilities
   o EQ/Money Market                                            o Morgan Stanley UIF Core Plus Fixed Income
   o EQ/Montag & Caldwell Growth(10)                            o Morgan Stanley UIF Emerging Markets Debt
   o EQ/PIMCO Real Return(11)                                   o Morgan Stanley UIF Equity Growth

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Concluded)

   o Morgan Stanley UIF Value                   o T. Rowe Price Limited-Term Bond
   o Old Mutual Mid-Cap(17)                     o T. Rowe Price New America Growth
   o Old Mutual Select Value(18)                o T. Rowe Price Personal Strategy Balanced
   o Oppenheimer Global Securities              o T. Rowe Price Prime Reserve
   o Oppenheimer Main Street(R)                 o Van Eck Worldwide Bond
   o PIMCO Global Bond (Unhedged)               o Van Eck Worldwide Emerging Markets
   o PIMCO Real Return                          o Van Eck Worldwide Hard Assets
   o PIMCO StocksPLUS Growth and Income         o Van Kampen UIF Emerging Markets Equity
   o T. Rowe Price Equity Income                o Van Kampen UIF Global Value Equity(19)
   o T. Rowe Price International Stock          o Van Kampen UIF U.S. Real Estate(19)

----------

   (1) Formerly known as AIM V.I. Health Services Fund

   (2) Formerly known as EQ/Enterprise Small Company Growth

   (3) Formerly known as EQ/Enterprise Equity Income

   (4) Formerly known as EQ/Enterprise High Yield Bond

   (5) Formerly known as EQ/Enterprise Small Company Value

   (6) Formerly known as EQ/MONY Government Securities

   (7) Formerly known as EQ/MONY Intermediate Term Bond

   (8) Formerly known as EQ/Enterprise International Growth

   (9) Formerly known as EQ/MONY Long Term Bond

   (10) Formerly known as EQ/Enterprise Growth

   (11) Formerly known as EQ/Enterprise Total Return

   (12) Formerly known as EQ/Enterprise Short Duration Bond

   (13) Formerly known as EQ/Enterprise Equity

   (14) Formerly known as EQ/Enterprise Growth and Income

   (15) Formerly known as Janus Aspen Series Flexible Income

   (16) Formerly known as Janus Aspen Series Capital Appreciation

   (17) Formerly known as PBHG Mid-Cap

   (18) Formerly known as PBHG Select Value

   (19) Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications have been made in the amounts presented in prior periods to conform those periods to current presentation.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Concluded)

   benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2005 aggregated to $183,523,217.

   MONY America receives amounts deducted for mortality and expense at an annual rate of 0.00% to 0.75% of average daily net assets from each subaccount in the Variable Account.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY America received $686,069 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT has the right to issue two classes of shares--Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Related Party Transactions (Concluded)

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   In the fourth quarter of 2005, AXA Financial completed its sale of the Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Insurance Policies of the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors of the Variable Life Insurance Policies and principal underwriters of the Variable Account.

   AXA Advisors is an affiliate of MONY and AXA Equitable; Distributors is an affiliate of MONY and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Funds. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Life Insurance Policies.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:

                                                                                             Proceeds from
      MONY America Variable Account L Subaccounts:              Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value .......................................          $   222,701             $    36,424
AIM V.I. Financial Services ................................              110,680                  78,291
AIM V.I. Global Health Care ................................              196,482                 101,776
AIM V.I. Mid Cap Core Equity ...............................              215,806                  26,468
AIM V.I. Technology ........................................              122,196                  65,312
Alger American Balanced ....................................            2,043,463               1,139,772
Alger American MidCap Growth ...............................            3,567,486               4,582,129
Dreyfus IP Small Cap Stock Index ...........................            3,223,741               4,849,779
Dreyfus Socially Responsible Growth Fund, Inc. .............              271,079                 300,771
Dreyfus Stock Index Fund, Inc. .............................            8,087,969              11,426,091
Dreyfus VIF Appreciation ...................................              327,727               1,574,233
Dreyfus VIF International Value ............................            2,813,215               6,364,646
Dreyfus VIF Small Company Stock ............................              832,665                 934,062
EQ/Bear Stearns Small Company Growth .......................            2,491,133               2,025,219
EQ/Boston Advisors Equity Income ...........................            3,332,368               1,394,864
EQ/Calvert Socially Responsible ............................              243,006                   8,957
EQ/Capital Guardian Research ...............................            2,613,626                 213,666
EQ/Caywood-Scholl High Yield Bond ..........................            5,077,083               6,621,892
EQ/Enterprise Moderate Allocation ..........................           10,209,806              13,163,691
EQ/GAMCO Small Company Value ...............................           12,444,788              11,757,850
EQ/Government Securities ...................................            3,132,832               3,361,667
EQ/Intermediate Term Bond ..................................            1,981,833               6,696,746
EQ/International Growth ....................................            2,111,209               2,082,248
EQ/Long Term Bond ..........................................            2,066,847               7,096,909
EQ/Marsico Focus ...........................................            9,487,746                 356,920
EQ/Money Market ............................................           47,526,601               8,476,766
EQ/Montag & Caldwell Growth ................................           15,093,792              13,069,226
EQ/PIMCO Real Return .......................................            6,422,422              21,413,905
EQ/Short Duration Bond......................................              104,445                  24,804
EQ/TCW Equity ..............................................            5,768,627               8,561,028
EQ/UBS Growth and Income ...................................            2,271,992               1,856,385
Fidelity VIP Asset Manager .................................              412,706               4,643,447
Fidelity VIP Contrafund(R) .................................           14,943,113              11,151,878
Fidelity VIP Growth ........................................            3,761,047              10,232,926
Fidelity VIP Growth Opportunities ..........................              575,924                 760,353
Fidelity VIP Growth and Income .............................              923,930               8,820,989
Franklin Income Securities .................................              759,696                  64,801
Franklin Rising Dividends Securities .......................              193,159                  43,071
Franklin Zero Coupon 2010 ..................................               51,722                   7,850
Janus Aspen Series Balanced ................................            1,440,978                 902,021
Janus Aspen Series International Growth ....................            4,966,277               2,667,374
Janus Aspen Series Flexible Bond ...........................            4,223,302               1,178,292
Janus Aspen Series Forty ...................................            7,104,002               1,714,039
Janus Aspen Series Mid Cap Growth ..........................            3,860,757               2,628,438
Janus Aspen Series Mid Cap Value ...........................              782,131                 424,818
Janus Aspen Series Worldwide Growth ........................            2,358,221               6,718,541
Lord Abbett Bond-Debenture .................................              350,014                 114,478
Lord Abbett Growth and Income ..............................            1,688,094                 360,582
Lord Abbett Mid-Cap Value ..................................            4,869,798               7,226,215
MFS(R) Mid Cap Growth ......................................              223,942                  86,736

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions (Concluded)

                                                                                             Proceeds from
    MONY America Variable Account L Subaccounts:                Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
MFS(R) New Discovery .......................................              484,356              1,535,061
MFS(R) Total Return ........................................            1,085,791                977,993
MFS(R) Utilities ...........................................              659,965                230,840
Morgan Stanley UIF Core Plus Fixed Income ..................           15,452,734              6,068,256
Morgan Stanley UIF Emerging Markets Debt ...................              170,932                156,243
Morgan Stanley UIF Equity Growth ...........................              129,695                 51,805
Morgan Stanley UIF Value ...................................           11,682,688              1,877,121
Old Mutual Mid-Cap .........................................              684,351                147,487
Old Mutual Select Value ....................................              208,131                 90,803
Oppenheimer Global Securities ..............................              611,396                103,578
Oppenheimer Main Street(R) .................................              204,484                 39,959
PIMCO Global Bond (Unhedged) ...............................              719,828                436,037
PIMCO Real Return ..........................................            8,205,585              2,246,505
PIMCO StocksPLUS Growth and Income .........................              791,389                208,530
T. Rowe Price Equity Income ................................            6,387,203             26,979,075
T. Rowe Price International Stock ..........................            1,703,296              3,120,109
T. Rowe Price Limited-Term Bond ............................              911,583              1,067,303
T. Rowe Price New America Growth ...........................            6,355,391                165,252
T. Rowe Price Personal Strategy Balanced ...................            1,823,699              1,137,540
T. Rowe Price Prime Reserve ................................            5,667,562              9,599,081
Van Kampen UIF Emerging Markets Equity .....................              229,498                 50,822
Van Kampen UIF Global Value Equity .........................              415,782                190,824
Vank Kampen UIF U.S. Real Estate ...........................            3,699,240              4,635,882
Van Eck Worldwide Bond .....................................              657,454                522,300
Van Eck Worldwide Emerging Markets .........................            3,043,029                736,993
Van Eck Worldwide Hard Assets ..............................            1,498,832                761,257

   ----------

   (1) Includes the cost and proceeds of Morgan Stanley UIF with respect to MONY Corporate Sponsored Variable Universal Life.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Capital
                           Appreciation                        EQ/Marsico Focus
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,487,570                            726,624
Value -- Class B           $      7.41                        $     15.17
Net assets before merger   $11,022,891                        $       --
Net assets after merger    $       --                         $11,022,891

-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Global Socially
                           Responsive                         EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------
Shares -- Class B               21,958                             31,047
Value -- Class B           $     11.58                        $      8.19
Net assets before merger   $   254,279                        $       --
Net assets after merger    $       --                         $   254,279
-----------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------
 September 9, 2005          Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                            EQ/Enterprise Multi-Cap Growth      EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,239,976                           2,053,786
Value -- Class B           $      8.53                         $      5.15
Net assets before merger   $10,576,997                         $50,534,962
Net assets after merger    $       --                          $61,111,959

-----------------------------------------------------------------------------------------------
                            EQ/MONY Diversified                 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               97,353                              92,387
Value -- Class A           $     11.72                         $     12.35
Net assets before merger   $ 1,140,981                         $       --
Net assets after merger    $       --                          $ 1,140,981
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Growth               EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               48,134                              79,275
Value -- Class A           $     20.34                         $     12.35
Net assets before merger   $   979,043                         $       --
Net assets after merger    $       --                          $   979,043
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Income               EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------
Shares -- Class A               40,609                              96,697
Value -- Class B           $       --                          $ 1,564,848
Shares -- Class A          $     15.43                         $      6.48
Value -- Class B           $       --                          $      6.49
Net assets before merger   $   626,595                         $10,155,864
Net assets after merger    $       --                          $10,782,459
-----------------------------------------------------------------------------------------------


                            EQ/MONY Money Market                EQ/Money Market
-----------------------------------------------------------------------------------------------
Shares -- Class A           43,257,705                          43,257,705
Value -- Class A           $         1                         $         1
Net assets before merger   $43,257,705                         $       --
Net assets after merger    $       --                          $43,257,705
-----------------------------------------------------------------------------------------------

   Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholder's units, and did not constitute a taxable event.

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: The loan rate spread is the difference between amount of interest charges on loans and the amount of interest credited to amounts held in the loan account to secure the loan. It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                           At December 31,
                                          -----------------------------------------------------------------------------
                                                                              Unit Value
                                                    Units                      Lowest to
                                                 Outstanding                    Highest                 Net Assets
                                          ----------------------- --------------------------------- -------------------
                                               2005        2004           2005               2004      2005      2004
AIM V.I. Basic Value ...................      40,075      25,703   $        13.39   $        12.71   $   537   $   327
AIM V.I. Financial Services ............      24,885      22,484   12.87 to 12.88   12.15 to 12.21       321       275
AIM V.I. Global Health Care ............      56,716      48,255   11.95 to 12.66   11.09 to 11.70       686       540
AIM V.I. Mid Cap Core Equity ...........      25,675      12,018            13.72            12.79       352       154
AIM V.I. Technology ....................      16,815      11,137    8.98 to 11.70    8.82 to 11.45       166       100
Alger American Balanced ................     310,590     234,698   12.10 to 12.66   11.20 to 11.68     3,860     2,691
Alger American MidCap
Growth .................................     694,811     795,608   13.37 to 14.55   12.22 to 13.25     9,965    10,450
Dreyfus IP Small Cap Stock
Index ..................................     429,609     535,123   14.87 to 15.32   13.87 to 14.34     6,410     7,437
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     199,614     203,340             8.14     7.86 to 7.92     1,483     1,461
Dreyfus Stock Index Fund, Inc. .........   4,991,017   5,287,785    8.79 to 14.82    8.46 to 14.16    63,901    65,313
Dreyfus VIF Appreciation ...............      69,510     156,178            14.70            14.08     1,021     2,199
Dreyfus VIF International Value ........     819,258   1,088,330            14.60            13.05    11,965    14,205
Dreyfus VIF Small Company
Stock ..................................     193,435     210,630            14.82            14.69     2,867     3,093
EQ/Bear Stearns Small
Company Growth .........................   1,135,402   1,115,750   11.13 to 11.98   10.42 to 11.14    16,375    15,085
EQ/Boston Advisors Equity
Income (a) .............................     793,136     640,936   11.86 to 13.80   11.25 to 13.04    10,258     8,021
EQ/Calvert Socially Responsible
(b) (c) ................................      25,267          --            10.43               --       264        --
EQ/Capital Guardian Research
(b) (d) ................................     186,997          --            10.39               --     1,965        --
EQ/Caywood-Scholl High Yield
Bond ...................................     771,737     908,434   16.42 to 20.58   15.98 to 20.19    13,373    15,317
EQ/Enterprise Moderate
Allocation (e) .........................   5,284,500   5,509,579   12.07 to 22.13   11.48 to 21.20    97,622    98,455
EQ/GAMCO Small Company
Value ..................................   2,734,826   2,843,564   26.00 to 39.58   24.92 to 38.22    76,140    77,649
EQ/Government Securities ...............   1,047,706   1,092,052    13.88 to15.49   13.70 to 15.41    13,837    14,401
EQ/Intermediate Term Bond ..............     524,306     881,866   14.50 to 16.41   14.37 to 16.39     7,601    12,739
EQ/International Growth ................   1,214,713   1,215,729   11.12 to 16.17    9.84 to 14.42    16,641    14,930
EQ/Long Term Bond ......................     677,355   1,003,294   16.60 to 21.28   16.11 to 20.81    10,858    15,886
EQ/Marsico Focus (b) (f) ...............   1,088,339          --   10.60 to 10.62               --    11,550        --
EQ/Money Market (b) (g) ................   3,862,670          --   10.09 to 10.11               --    39,050        --
EQ/Montag & Caldwell Growth
(h) ....................................   5,534,304   5,380,978     7.88 to 8.19     7.53 to 7.76    53,947    48,368
EQ/PIMCO Real Return ...................   1,398,700   2,719,913   11.67 to 11.73   11.62 to 11.64    16,406    31,671
EQ/Short Duration Bond..................      19,264      11,608            10.25            10.14       197       118
EQ/TCW Equity ..........................   3,551,201   3,655,546   13.49 to 23.54   12.98 to 22.82    61,940    62,403
EQ/UBS Growth and Income ...............   1,750,657   1,719,600    9.76 to 12.50    9.03 to 11.51    20,591    18,615
Fidelity VIP Asset Manager .............      15,149     423,053            11.08            10.65       168     4,506
Fidelity VIP Contrafund(R) .............   2,355,687   1,993,257   12.48 to 13.67   10.76 to 11.69    32,046    23,289
Fidelity VIP Growth ....................   1,679,319   2,471,765     6.81 to 8.72     6.49 to 8.24    13,539    19,365
Fidelity VIP Growth
Opportunities ..........................     247,950     266,994    8.40 to 10.49     7.71 to 9.70     2,087     2,116
Fidelity VIP Growth and
Income .................................     110,223     926,910            10.36             9.63     1,142     8,922
Franklin Income Securities .............      81,801      28,819            12.93            12.77     1,058       368
Franklin Rising Dividends
Securities .............................      31,384      19,473            12.93            12.55       406       244
Franklin Zero Coupon 2010 ..............       7,726       3,856            10.76            10.66        83        41
Janus Aspen Series Balanced ............     654,547     618,943   11.79 to 12.13   11.01 to 11.28     7,894     6,949
Janus Aspen Series
International Growth ...................     625,261     430,237   12.40 to 16.65    9.37 to 12.67     8,559     4,517
Janus Aspen Series Flexible
Bond ...................................     637,680     472,696   12.05 to 14.28   11.89 to 14.00     8,943     6,496
Janus Aspen Series Forty ...............   2,185,203   1,556,906     8.35 to 8.62     7.45 to 7.64    20,817    13,575
Janus Aspen Series Mid Cap
Growth .................................   2,224,752   2,014,622    6.15 to 10.07     5.47 to 9.03    15,749    12,850
Janus Aspen Series Mid Cap
Value ..................................     170,022     158,728            12.98            11.80     2,207     1,873
Janus Aspen Series Worldwide
Growth .................................   1,851,821   2,478,108     6.15 to 7.72     5.85 to 7.29    14,127    17,958
Lord Abbett Bond-Debenture .............      81,503      68,512            13.70            13.57     1,115       929

                                                               For the period ended December 31,
                                          --------------------------------------------------------------------------------
                                             Investment           Expense Ratio**                Total Return***
                                               Income                Lowest to                      Lowest to
                                               Ratio*                 Highest                        Highest
                                          --------------- -----------------------------   --------------------------------
                                           2005     2004           2005           2004             2005            2004
AIM V.I. Basic Value ...................   0.11%     --%           0.35%          0.35%            5.35%           10.71%
AIM V.I. Financial Services ............   1.49     0.84   0.00 to 0.35   0.00 to 0.35     5.49 to 5.93     8.34 to 8.68
AIM V.I. Global Health Care ............     --       --   0.00 to 0.35   0.00 to 0.35     7.75 to 8.21     7.15 to 7.54
AIM V.I. Mid Cap Core Equity ...........   0.67     0.28           0.35           0.35             7.27            13.39
AIM V.I. Technology ....................     --       --   0.00 to 0.35   0.00 to 0.35     1.81 to 2.18     6.65 to 7.01
Alger American Balanced ................   1.77     1.50   0.00 to 0.35   0.00 to 0.35     8.04 to 8.39     4.19 to 4.57
Alger American MidCap
Growth .................................     --       --   0.00 to 0.35   0.00 to 0.35     9.41 to 9.81   12.63 to 13.05
Dreyfus IP Small Cap Stock
Index ..................................     --     0.42   0.00 to 0.35   0.00 to 0.35     6.83 to 7.21   21.42 to 21.88
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     --     0.42   0.00 to 0.75   0.00 to 0.75     2.78 to 3.56     5.46 to 6.22
Dreyfus Stock Index Fund, Inc. .........   1.61     1.84   0.00 to 0.75   0.00 to 0.75     3.90 to 4.66    9.87 to 10.63
Dreyfus VIF Appreciation ...............   0.02     1.48             --             --             4.40             5.07
Dreyfus VIF International Value ........     --     1.15             --             --            11.88            20.06
Dreyfus VIF Small Company
Stock ..................................     --       --             --             --             0.88            18.56
EQ/Bear Stearns Small
Company Growth .........................   0.13       --   0.00 to 0.75   0.00 to 0.75     6.81 to 7.54   11.56 to 12.53
EQ/Boston Advisors Equity
Income (a) .............................   1.40     2.64   0.35 to 0.75   0.35 to 0.75     5.42 to 5.83   16.94 to 17.48
EQ/Calvert Socially Responsible
(b) (c) ................................     --       --           0.35             --             3.27               --
EQ/Capital Guardian Research
(b) (d) ................................   0.70       --           0.60             --             1.86               --
EQ/Caywood-Scholl High Yield
Bond ...................................   5.30    12.01   0.00 to 0.75   0.00 to 0.75     1.93 to 2.75     8.90 to 9.68
EQ/Enterprise Moderate
Allocation (e) .........................   2.82     2.86   0.00 to 0.75   0.00 to 0.75     4.39 to 5.14     7.72 to 8.61
EQ/GAMCO Small Company
Value ..................................   0.42     0.02   0.00 to 0.75   0.00 to 0.75     3.56 to 4.33   20.00 to 20.91
EQ/Government Securities ...............   3.61     6.00   0.00 to 0.75   0.00 to 0.75     0.52 to 1.31     0.59 to 1.33
EQ/Intermediate Term Bond ..............   3.08     9.75   0.00 to 0.75   0.00 to 0.75     0.12 to 0.90     0.86 to 1.63
EQ/International Growth ................   1.51     1.18   0.00 to 0.75   0.00 to 0.75   12.14 to 13.01     4.49 to 5.24
EQ/Long Term Bond ......................   1.46    10.57   0.00 to 0.75   0.00 to 0.75     2.26 to 3.04     7.16 to 7.90
EQ/Marsico Focus (b) (f) ...............     --       --   0.35 to 0.75             --     5.05 to 5.25               --
EQ/Money Market (b) (g) ................   1.12       --   0.00 to 0.75             --     0.90 to 1.00               --
EQ/Montag & Caldwell Growth
(h) ....................................   0.25     0.42   0.00 to 0.75   0.00 to 0.75     4.65 to 5.54     3.29 to 4.02
EQ/PIMCO Real Return ...................   1.59     2.16   0.00 to 0.35   0.00 to 0.35     0.43 to 0.77     4.40 to 4.77
EQ/Short Duration Bond..................   1.32     3.49           0.35           0.35             1.08             1.30
EQ/TCW Equity ..........................     --       --   0.00 to 0.75   0.00 to 0.75     3.16 to 3.93   12.69 to 13.46
EQ/UBS Growth and Income ...............   0.70     1.74   0.35 to 0.75   0.35 to 0.75     8.08 to 8.60   12.45 to 12.95
Fidelity VIP Asset Manager .............   3.33     3.39             --             --             4.04             5.45
Fidelity VIP Contrafund(R) .............   0.20     0.42   0.00 to 0.75   0.00 to 0.75   15.99 to 16.94   14.47 to 15.51
Fidelity VIP Growth ....................   0.49     0.21   0.00 to 0.75   0.00 to 0.75     4.93 to 5.83     2.53 to 3.39
Fidelity VIP Growth
Opportunities ..........................   0.87     0.44   0.00 to 0.75   0.00 to 0.75     8.14 to 8.95     6.24 to 7.23
Fidelity VIP Growth and
Income .................................   1.76     0.94             --             --             7.58             5.82
Franklin Income Securities .............   3.94     3.02           0.35           0.35             1.25            13.41
Franklin Rising Dividends
Securities .............................   0.89     0.60           0.35           0.35             3.03            10.67
Franklin Zero Coupon 2010 ..............   4.13     4.30           0.35           0.35             0.94             4.10
Janus Aspen Series Balanced ............   2.35     2.36   0.35 to 0.75   0.35 to 0.75     7.08 to 7.54     7.73 to 8.15
Janus Aspen Series
International Growth ...................   1.22     0.95   0.00 to 0.35   0.00 to 0.35   31.41 to 32.34   18.30 to 18.91
Janus Aspen Series Flexible
Bond ...................................   6.09     5.98   0.00 to 0.35   0.00 to 0.35     1.35 to 2.00     3.30 to 3.93
Janus Aspen Series Forty ...............   0.22     0.24   0.00 to 0.75   0.00 to 0.75   12.08 to 12.83   17.32 to 18.27
Janus Aspen Series Mid Cap
Growth .................................     --       --   0.00 to 0.75   0.00 to 0.75   11.52 to 12.43   19.76 to 20.75
Janus Aspen Series Mid Cap
Value ..................................   7.08     2.85             --             --            10.00            17.76
Janus Aspen Series Worldwide
Growth .................................   1.32     1.03   0.00 to 0.75   0.00 to 0.75     5.13 to 5.90     3.91 to 4.74
Lord Abbett Bond-Debenture .............   5.10     6.09           0.35           0.35     0.92 to 0.96             7.44

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                        At December 31,
                                           --------------------------------------------------------------------------------
                                                                           Unit Value
                                                   Units                   Lowest to
                                                Outstanding                  Highest                         Net Assets
                                           ---------------------  --------------------------------      -------------------
                                              2005        2004               2005            2004         2005        2004
Lord Abbett Growth and
Income .................................     420,291     339,967           $12.83           $12.47      $ 5,371     $ 4,222
Lord Abbett Mid-Cap Value ..............   1,036,750   1,267,995   13.95 to 14.71   12.93 to 13.59       15,319      17,307
MFS(R) Mid Cap Growth ..................     109,720      95,199            10.42            10.14        1,143         965
MFS(R) New Discovery ...................      95,636     186,643   11.04 to 11.96   10.52 to 11.36        1,104       2,085
MFS(R) Total Return ....................     359,072     370,807   12.38 to 12.53   12.09 to 12.19        4,522       4,545
MFS(R) Utilities .......................      68,386      42,638   17.08 to 18.87   14.67 to 16.15        1,237         660
Morgan Stanley UIF Core Plus
Fixed Income ...........................   1,047,468     455,247            14.89            14.29       15,599       6,506
Morgan Stanley UIF Emerging
Markets Debt ...........................      27,550      29,344            16.29            14.51          449         426
Morgan Stanley UIF Equity
Growth .................................      40,380      30,654             9.03             7.80          365         239
Morgan Stanley UIF Value ...............     828,996     195,886            15.85            15.16       13,137       2,969
Old Mutual Mid-Cap .....................     171,426     144,472            14.68            13.94        2,509       2,010
Old Mutual Select Value ................      87,721      77,134            10.06             9.66          882         745
Oppenheimer Global Securities ..........      77,121      44,146            17.11            15.05        1,319         664
Oppenheimer Main Street(R) .............      39,930      26,798            13.10            12.43          523         333
PIMCO Global Bond
(Unhedged) .............................     158,504     144,303            14.05            15.10        2,189       2,138
PIMCO Real Return ......................   1,487,306   1,093,720   13.27 to 13.44   13.04 to 13.16       20,103      14,511
PIMCO StocksPLUS Growth
and Income .............................     295,358     252,393            12.65            12.27        3,676       3,047
T. Rowe Price Equity Income ............   1,837,906   3,324,758            15.76            15.17       28,969      50,427
T. Rowe Price International Stock ......     510,976     639,953            12.65            10.90        6,463       6,976
T. Rowe Price Limited-Term
Bond ...................................     248,283     269,254            13.48            13.25        3,347       3,567
T. Rowe Price New America
Growth .................................     635,903      52,660            11.22            10.74        7,132         565
T. Rowe Price Personal Strategy
Balanced ...............................     177,937     135,955            16.05            15.08        2,855       2,050
T. Rowe Price Prime Reserve ............     487,305     831,624            12.22            11.89        5,954       9,885
Van Kampen UIF Emerging
Markets Equity .........................      40,180      29,486            21.64            16.23          862         478
Van Kampen UIF Global Value
Equity .................................     115,994      99,064   12.26 to 13.01   11.58 to 12.34        1,452       1,172
Vank Kampen UIF U.S. Real
Estate .................................     329,316     388,638   19.67 to 20.07   16.87 to 17.15        6,820       6,810
Van Eck Worldwide Bond .................      40,113      33,995            15.07            15.54          604         528
Van Eck Worldwide Emerging
Markets ................................     297,777      77,227            13.19             9.99        3,927         772
Van Eck Worldwide Hard
Assets .................................      78,517      43,129            26.44            17.43        2,076         752


                                                               For the period ended December 31,
                                    ---------------------------------------------------------------------------------------
                                         Investment              Expense Ratio**                 Total Return***
                                           Income                   Lowest to                       Lowest to
                                           Ratio*                    Highest                         Highest
                                    -------------------  -----------------------------  -----------------------------------
                                      2005       2004              2005           2004             2005             2004
Lord Abbett Growth and
Income ............................   1.08%      1.05%             0.35%          0.35%    2.89 to 2.90%           12.34%
Lord Abbett Mid-Cap Value .........   0.37       0.34      0.00 to 0.35   0.00 to 0.35     7.89 to 8.24    23.61 to 24.00
MFS(R) Mid Cap Growth .............     --         --              0.35           0.35     2.76 to 2.78             14.19
MFS(R) New Discovery ..............     --         --      0.00 to 0.35   0.00 to 0.35     4.94 to 5.28      6.16 to 6.57
MFS(R) Total Return ...............   1.96       1.56      0.00 to 0.35   0.00 to 0.35     2.40 to 2.79    10.92 to 11.32
MFS(R) Utilities ..................   0.55       1.23      0.00 to 0.35   0.00 to 0.35   16.43 to 16.84    29.71 to 30.24
Morgan Stanley UIF Core Plus
Fixed Income ......................   5.33       3.66              0.00           0.00             4.20              4.38
Morgan Stanley UIF Emerging
Markets Debt ......................   8.20       7.44              0/00           0.00            12.27             10.01
Morgan Stanley UIF Equity
Growth ............................   0.48       0.16              0.00           0.00            15.77              7.73
Morgan Stanley UIF Value ..........   0.80       0.98              0.00           0.00             4.55             17.88
Old Mutual Mid-Cap ................     --         --              0.35           0.35             5.31             18.44
Old Mutual Select Value ...........   2.02       2.33              0.35           0.35             4.14              2.44
Oppenheimer Global Securities......   0.68       0.68              0.35           0.35            13.69             18.50
Oppenheimer Main Street(R) ........   1.03       0.37              0.35           0.35             5.39              8.75
PIMCO Global Bond
(Unhedged) ........................   2.52       1.87              0.35           0.35           (6.95)             10.22
PIMCO Real Return .................   2.83       1.03      0.00 to 0.35   0.00 to 0.35    1.76 to 2.13       8.49 to 8.85
PIMCO StocksPLUS Growth
and Income ........................   2.46       1.83              0.35           0.35             3.10             10.43
T. Rowe Price Equity Income .......   1.39       1.59              0.00           0.00             3.89             14.92
T. Rowe Price International Stock .   1.69       1.41              0.00           0.00            16.06             13.78
T. Rowe Price Limited-Term
Bond ..............................   3.56       3.23              0.00           0.00             1.74              1.15
T. Rowe Price New America
Growth ............................     --       0.06              0.00           0.00             4.47             10.95
T. Rowe Price Personal Strategy
Balanced ..........................   1.86       2.11              0.00           0.00             6.43             12.79
T. Rowe Price Prime Reserve .......   2.75       0.91              0.00           0.00             2.78              0.93
Van Kampen UIF Emerging
Markets Equity ....................   0.40       0.68              0.35           0.35            33.33             22.68
Van Kampen UIF Global Value
Equity ............................   1.02       0.80      0.00 to 0.35   0.00 to 0.35     5.43 to 5.87    13.21 to 13.53
Vank Kampen UIF U.S. Real
Estate ............................   1.35       1.67      0.00 to 0.35   0.00 to 0.35   16.60 to 17.03    35.94 to 36.44
Van Eck Worldwide Bond ............   5.22       3.30              0.00           0.00           (3.02)              9.13
Van Eck Worldwide Emerging
Markets ...........................   0.28       0.35              0.00           0.00            32.03             25.82
Van Eck Worldwide Hard
Assets ............................   0.23       0.07              0.00           0.00            51.69             23.97

-----------------------------

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the Subaccount.

   (a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

   (b)   Units were made available for sale on September 9, 2005.

   (c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

   (d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Income and EQ/MONY Diversified on September 9, 2005.

   (e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

   (f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

   (g)   EQ/Money Market was substituted EQ/MONY Money Market on September 9,
         2005.

   (h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2003
                                                        -------------------------------------------
                                                                         Unit Value
                                                            Units         Lowest to      Net Assets
                                                         Outstanding       Highest         (000's)
                                                        -------------  --------------    ----------
AIM V.I. Basic Value Fund--Series I (2) ..............       6,699     $        11.48    $      77
AIM V.I. Financial Services Portfolio ................      18,331     11.18 to 11.63          207
AIM V.I. Health Sciences Portfolio ...................      34,790     10.35 to 10.48          360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......       2,230              11.28           25
AIM V.I. Telecommunications Portfolio ................       8,071               8.27           67
Alger American Balanced Portfolio--Class O ...........     117,113     10.81 to 11.17        1,281
Alger American Mid Cap Growth Portfolio--Class O .....     335,882     11.66 to 11.72        3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ....     184,652              13.40        2,475
Dreyfus VIF International Value Portfolio--Initial
Class ................................................     952,275              10.87       10,356
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................     137,572              12.39        1,705
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................     188,914       7.40 to 7.51        1,281
Dreyfus Stock Index Portfolio--Initial Class .........   5,001,432      7.70 to 12.80       56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................     578,422              11.38        6,585
EQ/Enterprise Equity Portfolio .......................   3,471,131     11.44 to 20.25       53,938
EQ/Enterprise Equity Income Portfolio ................     483,918      9.62 to 10.58        5,196
EQ/Enterprise Growth & Income Portfolio ..............   1,650,380       8.03 to 9.63       15,792
EQ/Enterprise Growth Portfolio (1) ...................   5,141,422       7.29 to 7.46       44,320
EQ/Enterprise High-Yield Portfolio ...................     824,954     14.57 to 18.54       12,821
EQ/Enterprise International Growth Portfolio (1a) ....   1,217,982      9.35 to 13.80       14,420
EQ/Enterprise Managed Portfolio (1b) .................   5,582,384     10.57 to 19.68       93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ......       1,631              10.01           16
EQ/Enterprise Small Company Growth Portfolio .........   1,028,975       9.34 to 9.90       12,486
EQ/Enterprise Small Company Value Portfolio ..........   2,626,059     20.61 to 31.85       61,739
EQ/Enterprise Total Return Portfolio .................   2,465,907     11.11 to 11.23       27,407
EQ/MONY Government Securities Portfolio ..............   1,017,068     13.52 to 15.32       13,325
EQ/MONY Intermediate Term Bond Portfolio .............     905,065     14.14 to 16.25       12,885
EQ/MONY Long Term Bond Portfolio .....................   1,050,699     14.93 to 19.42       15,597
Fidelity VIP Growth Portfolio ........................   2,446,972       6.33 to 7.97       18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class     501,397              10.10        5,064
Fidelity VIP II ContraFund Portfolio .................   2,072,043      9.40 to 10.12       21,055
Fidelity VIP III Growth Opportunities Portfolio ......     226,164       7.17 to 9.13        1,660
Fidelity VIP III Growth & Income Portfolio ...........   1,055,112               9.10        9,600
Franklin Income Securities Fund--Class 2 (2) .........       6,209              11.26           70
Franklin Rising Dividends Securities Fund--Class 2 (2)       3,284              11.34           37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........       1,165              10.24           12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................   1,846,474       4.53 to 7.54        9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................     587,636     10.22 to 10.24        6,102
Janus Aspen Series Capital Appreciation Portfolio ....   1,583,967      6.35 to 10.68       11,566
Janus Aspen Series Flexible Income
Portfolio ............................................     482,552     11.50 to 13.47        6,422
Janus Aspen Series International Growth
Portfolio ............................................     329,721      7.88 to 10.74        2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................     221,896              10.02        2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   2,439,132       5.63 to 6.96       16,866
Lord Abbett Bond-Debenture Portfolio--Class VC .......      44,844     12.11 to 12.63          566
Lord Abbett Growth & Income Portfolio--Class VC ......     216,248     10.45 to 11.11        2,391
Lord Abbett Mid-Cap Value Portfolio--Class VC ........     849,049     10.96 to 11.68        9,358
MFS Mid-Cap Growth Portfolio--Initial Class ..........      70,482       8.82 to 8.88          626
MFS New Discovery Portfolio--Initial Class ...........      68,220      9.93 to 10.66          701
MFS Total Return Portfolio--Initial Class ............     199,135     10.95 to 11.15        2,203

                                                                 For the period ended December 31, 2003
                                                          ----------------------------------------------------
                                                          Investment     Expense Ratio**      Total Return***
                                                            Income          Lowest to            Lowest to
                                                            Ratio*           Highest               Highest
                                                          ---------      ---------------     ----------------
AIM V.I. Basic Value Fund--Series I (2) ..............      0.16(+)%               0.35(+)%             14.80%
AIM V.I. Financial Services Portfolio ................      0.72           0.00 to 0.35        29.08 to 29.55
AIM V.I. Health Sciences Portfolio ...................      0.00                   0.35        27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......      0.00                   0.35(+)              12.80
AIM V.I. Telecommunications Portfolio ................      0.00                   0.35                 33.82
Alger American Balanced Portfolio--Class O ...........      2.05           0.00 to 0.35        18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O .....      0.00           0.00 to 0.35        47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ....      1.39                   0.00                 21.16
Dreyfus VIF International Value Portfolio--Initial
Class ................................................      1.28                   0.00                 36.22
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................      0.12                   0.00                 42.91
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................      0.13           0.00 to 0.75        24.96 to 26.06
Dreyfus Stock Index Portfolio--Initial Class .........      1.50           0.00 to 0.75        27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................      0.22                   0.00                 37.77
EQ/Enterprise Equity Portfolio .......................      0.00           0.0 to  0.75        51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ................      1.52           0.35 to 0.75        25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ..............      1.05           0.35 to 0.75        26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) ...................      0.44            0.0 to 0.75        16.27 to 17.11
EQ/Enterprise High-Yield Portfolio ...................      2.52           0.00 to 0.75        21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ....      0.50          0.00 to  0.75        29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) .................      1.18           0.00 to 0.75        20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ......      5.27(+)                0.35(+)               0.10
EQ/Enterprise Small Company Growth Portfolio .........      0.00          0.00 to  0.75        22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ..........      0.11           0.00 to 0.75        36.40 to 37.40
EQ/Enterprise Total Return Portfolio .................      2.58           0.00 to 0.35          5.35 to 5.61
EQ/MONY Government Securities Portfolio ..............      2.86           0.00 to 0.75          0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .............      4.75           0.00 to 0.75          2.52 to 3.29
EQ/MONY Long Term Bond Portfolio .....................      5.94           0.00 to 0.75          4.02 to 4.85
Fidelity VIP Growth Portfolio ........................      0.20           0.00 to 0.75        31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class      3.47                   0.00                 17.99
Fidelity VIP II ContraFund Portfolio .................      0.38           0.00 to 0.75        27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ......      0.59           0.00 to 0.75        28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio ...........      1.13                   0.00                 23.81
Franklin Income Securities Fund--Class 2 (2) .........      0.00                   0.35(+)              12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)      0.00                   0.35(+)              13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........      0.00                   0.35(+)               2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................      0.00           0.00 to 0.75        34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................      2.31           0.35 to 0.75        13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ....      0.48           0.00 to 0.75        19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ............................................      3.86           0.00 to 0.35          5.89 to 6.40
Janus Aspen Series International Growth
Portfolio ............................................      1.19           0.00 to 0.35        34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................      0.13                   0.00                 41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................      1.11           0.00 to 0.75        23.19 to 24.06
Lord Abbett Bond-Debenture Portfolio--Class VC .......      5.97                   0.35        17.57 to 17.60
Lord Abbett Growth & Income Portfolio--Class VC ......      1.03                   0.35        30.55 to 30.63
Lord Abbett Mid-Cap Value Portfolio--Class VC ........      0.68           0.00 to 0.35        24.39 to 24.83
MFS Mid-Cap Growth Portfolio--Initial Class ..........      0.00                   0.35        36.41 to 36.53
MFS New Discovery Portfolio--Initial Class ...........      0.00           0.00 to 0.35        33.11 to 33.58
MFS Total Return Portfolio--Initial Class ............      1.75           0.00 to 0.35        15.90 to 16.37

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                                At December 31, 2003
                                                                      -------------------------------------------
                                                                                      Unit Value
                                                                         Units         Lowest to       Net Assets
                                                                      Outstanding       Highest          (000's)
                                                                      -----------   ---------------    ---------
MFS Utilities Portfolio--Initial Class ..............................     23,364    $11.80 to 12.40    $   279
Oppenheimer Global Securities Portfolio--Service
Class (5) ...........................................................     12,049              12.70         153
Oppenheimer Main Street Portfolio--Service
Class (6) ...........................................................      5,971              11.43          68
PBHG Mid-Cap Portfolio ..............................................    120,195     11.26 to 11.77       1,411
PBHG Select Value Portfolio .........................................     58,250       9.16 to 9.43         549
PIMCO Global Bond Portfolio--Administrative
Class ...............................................................    110,224     12.48 to 13.70       1,480
PIMCO Real Return Portfolio--Administrative Class ...................    768,764     12.09 to 12.59       9,378
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ................................................    187,318     10.93 to 11.11       2,048
T. Rowe Price Equity Income Portfolio ...............................  3,659,651              13.20      48,301
T. Rowe Price International Stock Portfolio .........................    438,989               9.58       4,206
T. Rowe Price Limited Term Bond Portfolio ...........................    120,716              13.10       1,582
T. Rowe Price New America Growth Portfolio ..........................     56,169               9.68         544
T. Rowe Price Personal Strategy Balanced Portfolio ..................    109,239              13.37       1,460
T. Rowe Price Prime Reserve Portfolio ...............................    389,214              11.78       4,586
UIF Equity Growth Portfolio--Class I ................................     25,976               7.24         188
UIF Emerging Markets Equity Portfolio--Class I ......................     24,414     12.45 to 13.23         322
UIF Emerging Markets Debt Portfolio--Class I ........................     17,443              13.19         230
UIF Core Plus Fixed Income Portfolio--Class I .......................    451,827              13.69       6,187
UIF Global Value Equity Portfolio--Class I ..........................     24,703     10.20 to 10.90         270
UIF U.S. Real Estate Portfolio-- Class I ............................    197,879     12.57 to 13.65       2,558
UIF Value Portfolio--Class I ........................................     63,788              12.86         820
Van Eck Hard Assets Fund ............................................      6,303              14.06          89
Van Eck WorldWide Bond Fund .........................................      8,246              14.24         117
Van Eck WorldWide Emerging Markets Fund .............................     19,859               7.94         158

                                                                             For the period ended December 31, 2003
                                                                       --------------------------------------------------
                                                                        Investment   Expense Ratio**      Total Return***
                                                                          Income       Lowest to             Lowest to
                                                                           Ratio*        Highest              Highest
                                                                        ----------   ----------------    ----------------
MFS Utilities Portfolio--Initial Class ...............................     1.59%       0.00 to 0.35%       35.48 to 35.82%
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................................     0.00                0.35(+)             27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................................     0.00                0.35(+)             14.30
PBHG Mid-Cap Portfolio ...............................................     0.00                0.35       33.89 to 33.90
PBHG Select Value Portfolio ..........................................     3.03                0.35       17.88 to 17.89
PIMCO Global Bond Portfolio--Administrative
Class ................................................................     2.05                0.35       13.97 to 13.98
PIMCO Real Return Portfolio--Administrative Class ....................     2.46        0.00 to 0.35         8.53 to 8.92
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................................     2.48                0.35       29.94 to 29.96
T. Rowe Price Equity Income Portfolio ................................     1.75                0.00                25.48
T. Rowe Price International Stock Portfolio ..........................     1.53                0.00                30.52
T. Rowe Price Limited Term Bond Portfolio ............................     3.76                0.00                 4.22
T. Rowe Price New America Growth Portfolio ...........................     0.00                0.00                35.01
T. Rowe Price Personal Strategy Balanced Portfolio ...................     2.26                0.00                24.84
T. Rowe Price Prime Reserve Portfolio ................................     0.66                0.00                 0.68
UIF Equity Growth Portfolio--Class I .................................     0.00                0.00                24.83
UIF Emerging Markets Equity Portfolio--Class I .......................     0.00                0.35       49.10 to 49.15
UIF Emerging Markets Debt Portfolio--Class I .........................     0.00                0.00                27.93
UIF Core Plus Fixed Income Portfolio--Class I ........................     0.06                0.00                 4.58
UIF Global Value Equity Portfolio--Class I ...........................     0.00        0.00 to 0.35       28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .............................     0.00        0.00 to 0.35       37.05 to 37.53
UIF Value Portfolio--Class I .........................................     0.00                0.00                34.10
Van Eck Hard Assets Fund .............................................     0.94                0.00                45.10
Van Eck WorldWide Bond Fund ..........................................     1.70                0.00                18.17
Van Eck WorldWide Emerging Markets Fund ..............................     0.11                0.00                54.17

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

   (+)   Annualized.

   (1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

   (1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

   (1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

   (2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

   (6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                 ---------------------------------------
                                                                             Net Assets
Strategist Subaccounts                               Units     Unit Values     (000's)
----------------------                           ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......      4,272     $  31.57      $    135
EQ/MONY Long Term Bond Subaccount ..............      1,535        42.42            65
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................    405,627         6.05         2,452
Dreyfus Socially Responsible Growth
Subaccount .....................................      7,289         6.01            44
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  1,891,577        13.34        25,234
EQ/Enterprise Small Company Value
Subaccount .....................................  1,208,111        23.35        28,203
EQ/Enterprise Managed Subaccount ...............  4,135,667        16.40        67,799
EQ/Enterprise International Growth
Subaccount .....................................    699,800        10.62         7,431
EQ/Enterprise High Yield Bond Subaccount .......    327,973        15.23         4,997
EQ/Enterprise Growth Subaccount ................    443,237         6.27         2,781
EQ/Enterprise Growth and Income Subaccount .....    325,532         6.34         2,064
EQ/Enterprise Equity Income Subaccount .........     36,583         7.65           280
EQ/Enterprise Small Company Growth
Subaccount .....................................     59,047         7.64           451
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     94,178        15.85         1,493
EQ/MONY Long Term Bond Subaccount ..............    144,221        18.67         2,693
EQ/MONY Government Securities Subaccount .......    153,243        15.17         2,325
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................    259,734         7.38         1,916
VIP Growth Subaccount ..........................    371,491         4.80         1,785
VIP III Growth Opportunities Subaccount ........     16,051         7.10           114
Janus Aspen Series
Aggressive Growth Subaccount ...................     23,481         5.62           132
Balanced Subaccount ............................     42,762         9.03           386
Capital Appreciation Subaccount ................    512,348         5.31         2,720
Worldwide Growth Subaccount ....................    597,638         4.57         2,732

                                                                       For the period ended December 31, 2002
                                                                   ----------------------------------------------
                                                                   Investment
                                                                     Income
Strategist Subaccounts                                                Ratio*     Expense Ratio**   Total Return***
----------------------                                             ----------    ---------------   ---------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.95%           0.60%            8.71%
EQ/MONY Long Term Bond Subaccount ..............................       4.56            0.60            13.36
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.32            0.75            (22.93)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.27            0.75            (29.46)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.75            (29.97)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.36            0.75            (9.92)
EQ/Enterprise Managed Subaccount ...............................       0.93            0.75            (21.76)
EQ/Enterprise International Growth
Subaccount .....................................................       0.66            0.75            (20.09)
EQ/Enterprise High Yield Bond Subaccount .......................       8.67            0.75             0.73
EQ/Enterprise Growth Subaccount ................................       0.40            0.75            (23.91)
EQ/Enterprise Growth and Income Subaccount .....................       1.19            0.75            (26.54)
EQ/Enterprise Equity Income Subaccount .........................       1.48            0.75            (15.47)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.75            (24.58)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       2.92            0.75             8.49
EQ/MONY Long Term Bond Subaccount ..............................       4.24            0.75            13.22
EQ/MONY Government Securities Subaccount .......................       2.57            0.75             5.79
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................................       0.68            0.75            (10.11)
VIP Growth Subaccount ..........................................       0.14            0.75            (30.84)
VIP III Growth Opportunities Subaccount ........................       0.09            0.75            (22.49)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.75            (28.50)
Balanced Subaccount ............................................       3.12            0.75            (7.10)
Capital Appreciation Subaccount ................................       0.57            0.75            (16.25)
Worldwide Growth Subaccount ....................................       0.92            0.75            (26.05)

-----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                  ---------------------------------------
                                                                              Net Assets
Strategist Subaccounts                                Units     Unit Values     (000's)
----------------------                            ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......      4,569     $  29.04      $    133
EQ/MONY Long Term Bond Subaccount ...............      1,495        37.42            56
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ..................    437,449         7.85         3,433
Dreyfus Socially Responsible Growth
Subaccount (4) ..................................      4,617         8.52            39
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................  1,924,485        19.05        36,654
EQ/Enterprise Small Company Value
Subaccount ......................................  1,233,590        25.92        31,971
EQ/Enterprise Managed Subaccount ................  4,331,427        20.96        90,806
EQ/Enterprise International Growth
Subaccount ......................................    697,861        13.29         9,272
EQ/Enterprise High Yield Bond Subaccount ........    301,483        15.12         4,558
EQ/Enterprise Growth Subaccount .................    354,433         8.24         2,920
EQ/Enterprise Growth and Income Subaccount ......    292,641         8.63         2,525
EQ/Enterprise Equity Income Subaccount (1) ......     10,033         9.05            91
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................     11,867        10.13           120
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......     52,904        14.61           773
EQ/MONY Long Term Bond Subaccount ...............    129,500        16.49         2,136
EQ/MONY Government Securities Subaccount ........     84,169        14.34         1,207
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ....................    223,575         8.21         1,835
VIP Growth Subaccount ...........................    352,343         6.94         2,444
VIP III Growth Opportunities Subaccount (3) .....      1,294         9.16            12
Janus Aspen Series
Aggressive Growth Subaccount (5) ................     18,896         7.86           148
Balanced Subaccount (6) .........................     12,732         9.72           124
Capital Appreciation Subaccount .................    554,001         6.34         3,515
Worldwide Growth Subaccount .....................    585,745         6.18         3,623

                                                                     For the period ended December 31, 2001
                                                                 -----------------------------------------------
                                                                 Investment
                                                                   Income
Strategist Subaccounts                                             Ratio*       Expense Ratio**   Total Return***
----------------------                                           ----------     ---------------   ----------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     5.40%             0.60%            7.88%
EQ/MONY Long Term Bond Subaccount .............................     5.21              0.60             5.68
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ................................     1.13              0.75            (12.87)
Dreyfus Socially Responsible Growth
Subaccount(4) .................................................     0.14(+)           0.75(+)         (14.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................     0.00              0.75            (19.42)
EQ/Enterprise Small Company Value
Subaccount ....................................................     0.25              0.75             4.43
EQ/Enterprise Managed Subaccount ..............................     2.15              0.75            (11.86)
EQ/Enterprise International Growth
Subaccount ....................................................     0.66              0.75            (28.36)
EQ/Enterprise High Yield Bond Subaccount ......................     8.85              0.75             5.07
EQ/Enterprise Growth Subaccount ...............................     0.47              0.75            (13.17)
EQ/Enterprise Growth and Income Subaccount ....................     0.94              0.75            (12.56)
EQ/Enterprise Equity Income Subaccount(1) .....................     2.13(+)           0.75(+)         (9.50)
EQ/Enterprise Small Company Growth
Subaccount(2) .................................................     0.00(+)           0.75(+)          1.30
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     4.66              0.75             7.74
EQ/MONY Long Term Bond Subaccount .............................     4.67              0.75             5.50
EQ/MONY Government Securities Subaccount ......................     4.27              0.75             5.75
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ..................................     0.69              0.75            (13.03)
VIP Growth Subaccount .........................................     0.00              0.75            (18.35)
VIP III Growth Opportunities Subaccount(3) ....................     0.00(+)           0.75(+)         (8.40)
Janus Aspen Series
Aggressive Growth Subaccount(5) ...............................     0.00(+)           0.75(+)         (21.40)
Balanced Subaccount(6) ........................................     4.61(+)           0.75(+)         (2.80)
Capital Appreciation Subaccount ...............................     1.28              0.75            (22.40)
Worldwide Growth Subaccount ...................................     0.50              0.75            (23.13)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period June 6, 2001(commencement of operations) through December 31, 2001.

   (2) For the period May 5, 2001(commencement of operations) through December 31, 2001.

   (3) For the period June 12, 2001(commencement of operations) through December 31, 2001.

   (4) For the period June 8, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (5) For the period May 4, 2001(commencement of operations) through December 31, 2001.

   (6) For the period May 15, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                      At December 31, 2002
                                                                         -------------------------------------------
                                                                                                         Net Assets
MONY Custom Estate Master Subaccounts                                       Units      Unit Values         (000's)
-------------------------------------                                     --------     -----------      ------------
Alger American Fund
MidCap Growth Subaccount(2) .....................................              892        $ 7.91          $    7
Dreyfus
Dreyfus Stock Index Subaccount ..................................          125,137          6.55             820
Dreyfus Socially Responsible Growth
Subaccount ......................................................            7,887          5.15              41
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................          122,785          6.21             762
EQ/Enterprise Small Company Value
Subaccount ......................................................           87,482         11.85           1,037
EQ/Enterprise Managed Subaccount ................................          167,850          7.67           1,288
EQ/Enterprise International Growth
Subaccount ......................................................           40,098          6.57             263
EQ/Enterprise High Yield Bond Subaccount ........................           43,159         10.68             461
EQ/Enterprise Growth Subaccount .................................          377,484          7.64           2,883
EQ/Enterprise Growth and Income Subaccount ......................          153,750          7.72           1,187
EQ/Enterprise Small Company Growth
Subaccount ......................................................           53,474         11.50             615
EQ/Enterprise Equity Income Subaccount ..........................           82,263          8.47             697
EQ/Enterprise Total Return Subaccount(1) ........................            3,873         10.57              41
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................           30,069         12.78             384
EQ/MONY Long Term Bond Subaccount ...............................           36,149         13.09             473
EQ/MONY Government Securities Subaccount ........................           27,158         12.41             337
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................           60,954          5.63             343
VIP II Contrafund Subaccount ....................................           40,733          7.77             316
VIP III Growth Opportunities Subaccount .........................           10,220          5.66              58
Janus Aspen Series
Aggressive Growth Subaccount ....................................           93,463          3.40             318
Balanced Subaccount .............................................           52,935          9.01             477
Capital Appreciation Subaccount .................................           56,385          6.68             376
Worldwide Growth Subaccount .....................................           88,956          5.57             495
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................            3,229          8.51              27
Mid-Cap Value Subaccount(3) .....................................            5,072          8.61              44
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .......................................            1,421         10.95              16
Real Return Bond Subaccount(2) ..................................           14,071         11.08             156
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(4) ..................................            1,656          9.06              15

                                                                     For the period ended December 31, 2002
                                                                 ----------------------------------------------
                                                                 Investment
                                                                   Income
MONY Custom Estate Master Subaccounts                               Ratio*     Expense Ratio**    Total Return***
-------------------------------------                            ----------    ---------------    ----------------
Alger American Fund
MidCap Growth Subaccount(2) ...................................      0.00%            0.35%(+)       (20.90) %
Dreyfus
Dreyfus Stock Index Subaccount ................................      1.42             0.35           (22.67)
Dreyfus Socially Responsible Growth
Subaccount ....................................................      0.28             0.35           (29.26)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................      0.00             0.35           (29.67)
EQ/Enterprise Small Company Value
Subaccount ....................................................      0.38             0.35           (9.61)
EQ/Enterprise Managed Subaccount ..............................      0.97             0.35           (21.49)
EQ/Enterprise International Growth
Subaccount ....................................................      0.69             0.35           (19.78)
EQ/Enterprise High Yield Bond Subaccount ......................      8.67             0.35            1.14
EQ/Enterprise Growth Subaccount ...............................      0.41             0.35           (23.52)
EQ/Enterprise Growth and Income Subaccount ....................      1.17             0.35           (26.27)
EQ/Enterprise Small Company Growth
Subaccount ....................................................      0.00             0.35           (24.24)
EQ/Enterprise Equity Income Subaccount ........................      1.20             0.35           (15.13)
EQ/Enterprise Total Return Subaccount(1) ......................      3.31(+)          0.35(+)         5.70
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................      3.70             0.35            8.95
EQ/MONY Long Term Bond Subaccount .............................      4.04             0.35           13.63
EQ/MONY Government Securities Subaccount ......................      2.95             0.35            6.25
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .........................................      0.14             0.35           (30.41)
VIP II Contrafund Subaccount ..................................      0.69             0.35           (9.76)
VIP III Growth Opportunities Subaccount .......................      0.85             0.35           (22.15)
Janus Aspen Series
Aggressive Growth Subaccount ..................................      0.00             0.35           (28.27)
Balanced Subaccount ...........................................      2.62             0.35           (6.73)
Capital Appreciation Subaccount ...............................      0.61             0.35           (15.87)
Worldwide Growth Subaccount ...................................      0.95             0.35           (25.73)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ...............................      1.43(+)          0.35(+)        (14.90)
Mid-Cap Value Subaccount(3) ...................................      1.42(+)          0.35(+)        (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .....................................      2.65(+)          0.35(+)         9.50
Real Return Bond Subaccount(2) ................................      3.91(+)          0.35(+)        10.80
Universal Institutional Funds, Inc. ...........................
U.S. Real Estate Subaccount(4) ................................      8.73(+)          0.35(+)        (9.40)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period June 28, 2002(commencement of operations) through December 31, 2002.

   (2) For the period June 3, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

   (4) For the period June 24, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                 --------------------------------------
                                                                            Net Assets
MONY Custom Estate Master Subaccounts              Units    Unit Values      (000's)
------------------------------------------------ --------- -------------   ------------
Dreyfus
Dreyfus Stock Index Subaccount .................   96,211     $  8.47       $   815
Dreyfus Socially Responsible Growth
Subaccount .....................................    5,786        7.28            42
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................   85,310        8.83           753
EQ/Enterprise Small Company Value
Subaccount .....................................   71,640       13.11           939
EQ/Enterprise Managed Subaccount ...............  133,735        9.77         1,307
EQ/Enterprise International Growth
Subaccount .....................................   31,108        8.19           255
EQ/Enterprise High Yield Bond Subaccount .......   33,604       10.56           355
EQ/Enterprise Growth Subaccount ................  293,534        9.99         2,932
EQ/Enterprise Growth and Income Subaccount .....  132,155       10.47         1,383
EQ/Enterprise Small Company Growth
Subaccount .....................................   46,743       15.18           710
EQ/Enterprise Equity Income Subaccount .........   74,868        9.98           747
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......   23,432       11.73           275
EQ/MONY Long Term Bond Subaccount ..............   27,875       11.52           321
EQ/MONY Government Securities Subaccount .......   19,126       11.68           223
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................   55,001        8.09           445
VIP II Contrafund Subaccount ...................   38,388        8.61           330
VIP III Growth Opportunities Subaccount ........    8,809        7.27            64
Janus Aspen Series
Aggressive Growth Subaccount ...................   68,394        4.74           324
Balanced Subaccount ............................   39,425        9.66           381
Capital Appreciation Subaccount ................   44,723        7.94           355
Worldwide Growth Subaccount ....................   78,108        7.50           586

                                                                        For the period ended December 31, 2001
                                                                    ----------------------------------------------
                                                                    Investment
                                                                       Income
MONY Custom Estate Master Subaccounts                                  Ratio*    Expense Ratio**   Total Return***
-------------------------------------                               ----------- ----------------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount .....................................    1.28%         0.35%            (12.50)%
Dreyfus Socially Responsible Growth
Subaccount .........................................................    0.08          0.35             (22.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ....................................    0.00          0.35             (19.07)
EQ/Enterprise Small Company Value
Subaccount .........................................................    0.27          0.35              4.88
EQ/Enterprise Managed Subaccount ...................................    2.30          0.35             (11.50)
EQ/Enterprise International Growth
Subaccount .........................................................    0.33          0.35             (28.03)
EQ/Enterprise High Yield Bond Subaccount ...........................    8.85          0.35              5.60
EQ/Enterprise Growth Subaccount ....................................    0.49          0.35             (12.83)
EQ/Enterprise Growth and Income Subaccount .........................    0.91          0.35             (12.16)
EQ/Enterprise Small Company Growth
Subaccount .........................................................    1.69          0.35             (4.17)
EQ/Enterprise Equity Income Subaccount .............................    1.07          0.35             (11.05)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........................    4.28          0.35              8.11
EQ/MONY Long Term Bond Subaccount ..................................    4.45          0.35              5.98
EQ/MONY Government Securities Subaccount ...........................    3.46          0.35              6.18
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................................    0.00          0.35             (18.03)
VIP II Contrafund Subaccount .......................................    0.36          0.35             (12.68)
VIP III Growth Opportunities Subaccount ............................    0.17          0.35             (14.77)
Janus Aspen Series
Aggressive Growth Subaccount .......................................    0.00          0.35             (39.69)
Balanced Subaccount ................................................    3.27          0.35             (5.01)
Capital Appreciation Subaccount ....................................    1.41          0.35             (22.00)
Worldwide Growth Subaccount ........................................    0.65          0.35             (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                     At December 31, 2002
                                                                         -----------------------------------------
                                                                                                        Net Assets
MONY Custom Equity Master Subaccounts                                       Units      Unit Values        (000's)
-------------------------------------                                    ----------    -----------      ----------
Alger American
MidCap Growth Subaccount(2) .....................................           13,796        $ 7.66        $   106
Dreyfus
Dreyfus Stock Index Subaccount ..................................          970,710          6.59          6,396
Dreyfus Socially Responsible Growth
Subaccount ......................................................          138,847          5.35            742
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................        1,107,623          6.27          6,945
EQ/Enterprise Small Company Value
Subaccount ......................................................          828,456         12.55         10,397
EQ/Enterprise Managed Subaccount ................................        1,095,521          7.78          8,520
EQ/Enterprise International Growth
Subaccount ......................................................          366,129          6.99          2,560
EQ/Enterprise High Yield Bond Subaccount ........................          255,620         10.74          2,744
EQ/Enterprise Growth Subaccount .................................        2,441,538          7.85         19,169
EQ/Enterprise Growth and Income Subaccount ......................          929,986          7.84          7,294
EQ/Enterprise Small Company Growth
Subaccount ......................................................          416,895         11.82          4,926
EQ/Enterprise Equity Income Subaccount ..........................          255,927          8.65          2,214
EQ/Enterprise Total Return Subaccount(1) ........................           20,184         10.59            214
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................          147,956         12.69          1,878
EQ/MONY Long Term Bond Subaccount ...............................          272,785         12.73          3,472
EQ/MONY Government Securities Subaccount ........................          241,339         12.37          2,984
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................          599,095          5.77          3,456
VIP II Contrafund Subaccount ....................................          499,846          8.35          4,175
VIP III Growth Opportunities Subaccount .........................          155,326          5.55            861
Janus Aspen Series
Aggressive Growth Subaccount ....................................        1,147,470          4.11          4,710
Balanced Subaccount .............................................          412,432          9.17          3,784
Capital Appreciation Subaccount .................................          483,765          7.05          3,409
Worldwide Growth Subaccount .....................................          774,371          6.32          4,897
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................           19,938          8.46            169
Mid Cap Value Subaccount(3) .....................................           32,852          8.61            283
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) .......................................           35,103         11.55            405
Real Return Subaccount(1) .......................................           51,459         11.25            579
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(2) ..................................           22,105          9.14            202

                                                                         For the period ended December 31, 2002
                                                                     ----------------------------------------------
                                                                     Investment
                                                                       Income
MONY Custom Equity Master Subaccounts                                   Ratio*    Expense Ratio**   Total Return***
-------------------------------------                                ----------   ---------------   ---------------
Alger American
MidCap Growth Subaccount(2) ....................................       0.00%(+)        0.35%(+)        (23.40)%
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.40            0.35            (22.65)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.24            0.35            (29.14)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.35            (29.63)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.39            0.35            (9.58)
EQ/Enterprise Managed Subaccount ...............................       0.96            0.35            (21.41)
EQ/Enterprise International Growth
Subaccount .....................................................       0.68            0.35            (19.75)
EQ/Enterprise High Yield Bond Subaccount .......................       8.66            0.35             1.23
EQ/Enterprise Growth Subaccount ................................       0.40            0.35            (23.56)
EQ/Enterprise Growth and Income Subaccount .....................       1.22            0.35            (26.25)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.35            (24.23)
EQ/Enterprise Equity Income Subaccount .........................       1.27            0.35            (15.03)
EQ/Enterprise Total Return Subaccount(1) .......................       3.39(+)         0.35(+)          5.90
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.68            0.35             8.93
EQ/MONY Long Term Bond Subaccount ..............................       4.20            0.35            13.66
EQ/MONY Government Securities Subaccount .......................       2.72            0.35             6.27
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................................       0.13            0.35            (30.40)
VIP II Contrafund Subaccount ...................................       0.64            0.35            (9.73)
VIP III Growth Opportunities Subaccount ........................       0.86            0.35            (22.16)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.35            (28.15)
Balanced Subaccount ............................................       2.64            0.35            (6.81)
Capital Appreciation Subaccount ................................       0.59            0.35            (15.97)
Worldwide Growth Subaccount ....................................       0.99            0.35            (25.82)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ................................       1.98(+)         0.35(+)         (15.40)
Mid Cap Value Subaccount(3) ....................................       1.77(+)         0.35(+)         (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) ......................................       2.69(+)         0.35(+)         15.50
Real Return Subaccount(1) ......................................       3.99(+)         0.35(+)         12.50
Universal Institutional Funds, Inc. ............................
U.S. Real Estate Subaccount(2) .................................       9.10(+)         0.35(+)         (8.60)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period May 8, 2002(commencement of operations) through December 31, 2002.

   (2) For the period May 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:

                                                          At December 31, 2001
                                                 ---------------------------------------
                                                                             Net Assets
MONY Custom Equity Master Subaccounts                Units     Unit Values    (000's)
------------------------------------------------ ------------ ------------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .................    726,355      $  8.52       $ 6,187
Dreyfus Socially Responsible Growth
Subaccount .....................................    110,913         7.55           837
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................    887,133         8.91         7,909
EQ/Enterprise Small Company Value
Subaccount .....................................    641,682        13.88         8,905
EQ/Enterprise Managed Subaccount ...............    941,722         9.90         9,327
EQ/Enterprise International Growth
Subaccount .....................................    309,095         8.71         2,693
EQ/Enterprise High Yield Bond Subaccount .......    206,143        10.61         2,188
EQ/Enterprise Growth Subaccount ................  2,036,137        10.27        20,907
EQ/Enterprise Growth and Income Subaccount .....    758,620        10.63         8,064
EQ/Enterprise Small Company Growth
Subaccount .....................................    338,648        15.60         5,285
EQ/Enterprise Equity Income Subaccount .........    208,347        10.18         2,122
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......    119,810        11.65         1,396
EQ/MONY Long Term Bond Subaccount ..............    209,209        11.20         2,343
EQ/MONY Government Securities Subaccount .......    146,574        11.64         1,707
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................    447,940         8.29         3,715
VIP II Contrafund Subaccount ...................    389,954         9.25         3,609
VIP III Growth Opportunities Subaccount ........    132,217         7.13           942
Janus Aspen Series
Aggressive Growth Subaccount ...................    850,465         5.72         4,862
Balanced Subaccount ............................    308,589         9.84         3,037
Capital Appreciation Subaccount ................    414,025         8.39         3,472
Worldwide Growth Subaccount ....................    573,563         8.52         4,886

                                                           For the period ended December 31, 2001
                                                     -------------------------------------------------
                                                     Investment
                                                       Income
MONY Custom Equity Master Subaccounts                  Ratio*        Expense Ratio**   Total Return***
-------------------------------------                ----------      ---------------   ---------------
Dreyfus
Dreyfus Stock Index Subaccount ...........              1.23%              0.35%          (12.44)%
Dreyfus Socially Responsible Growth
Subaccount ...............................              0.08               0.35           (22.88)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........              0.00               0.35           (19.15)
EQ/Enterprise Small Company Value
Subaccount ...............................              0.27               0.35            4.91
EQ/Enterprise Managed Subaccount .........              2.25               0.35           (11.53)
EQ/Enterprise International Growth
Subaccount ...............................              0.73               0.35           (28.08)
EQ/Enterprise High Yield Bond Subaccount .              8.84               0.35            5.47
EQ/Enterprise Growth Subaccount ..........              0.48               0.35           (12.89)
EQ/Enterprise Growth and Income Subaccount              0.93               0.35           (12.15)
EQ/Enterprise Small Company Growth
Subaccount ...............................              0.00               0.35           (4.18)
EQ/Enterprise Equity Income Subaccount ...              1.15               0.35           (11.09)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount               4.26               0.35            8.17
EQ/MONY Long Term Bond Subaccount ........              3.73               0.35            5.96
EQ/MONY Government Securities Subaccount .              3.44               0.35            6.20
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................              0.00               0.35           (18.08)
VIP II Contrafund Subaccount .............              0.51               0.35           (12.74)
VIP III Growth Opportunities Subaccount ..              0.19               0.35           (14.71)
Janus Aspen Series
Aggressive Growth Subaccount .............              0.00               0.35           (39.66)
Balanced Subaccount ......................              3.22               0.35           (5.02)
Capital Appreciation Subaccount ..........              1.38               0.35           (21.95)
Worldwide Growth Subaccount ..............              0.58               0.35           (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                      At December 31, 2002
                                                             ---------------------------------------
                                                                                         Net Assets
Corporate Sponsored Variable Universal Life Subaccounts          Units     Unit Values    (000's)
-------------------------------------------------------      ------------ ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................             238       $ 8.63       $     2
Alger American
Balanced Growth Subaccount(6) .........................          21,775         9.38           204
Mid Cap Growth Subaccount(5) ..........................          18,916         7.93           150
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         222,947        11.06         2,466
Small Company Stock Subaccount ........................         149,793         8.67         1,299
Dreyfus
Dreyfus Stock Index Subaccount ........................       3,479,330         9.97        34,688
Dreyfus Socially Responsible Growth Subaccount ........           5,880         5.87            35
Dreyfus Small Cap Stock Index(3) ......................         386,651         8.26         3,192
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         714,957         7.98         5,702
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         211,781         7.48         1,584
EQ/Enterprise Small Company Value Subaccount ..........         139,108        15.00         2,086
EQ/Enterprise Managed Subaccount ......................          18,587         8.74           162
EQ/Enterprise International Growth Subaccount .........          22,157         7.14           158
EQ/Enterprise High Yield Bond Subaccount ..............         146,427        11.88         1,735
EQ/Enterprise Small Company Growth Subaccount .........         200,919         8.04         1,616
EQ/Enterprise Growth Subaccount .......................         909,094         6.37         5,793
EQ/Enterprise Total Return Subaccount(1) ..............       1,259,424        10.52        13,244
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         605,565        13.69         8,291
EQ/MONY Long Term Bond Subaccount .....................         331,338        14.24         4,720
EQ/MONY Government Securities Subaccount ..............         298,278        13.29         3,965
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         955,720         6.00         5,737
VIP II Contrafund Subaccount ..........................         659,215         7.88         5,194
VIP III Growth Opportunities Subaccount ...............          23,212         5.54           129
VIP II Asset Manager Subaccount .......................         489,855         8.56         4,194
VIP III Growth and Income Subaccount ..................         954,152         7.35         7,014
Janus Aspen Series
Aggressive Growth Subaccount ..........................         424,887         3.35         1,425
Flexible Income Subaccount ............................         858,596        12.66        10,868
International Growth Subaccount .......................         205,780         5.84         1,202
Worldwide Growth Subaccount ...........................       1,033,150         5.61         5,801
Capital Appreciation Subaccount .......................         249,646         5.36         1,339
Strategic Value Subaccount ............................         183,715         7.09         1,303
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         367,490         8.78         3,228
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................           5,912         7.98            47
Total Return Series Subaccount(8) .....................           7,749         9.41            73
Utilities Series Subaccount(9) ........................              67         9.13             1
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         129,337        11.10         1,436

                                                                  For the period ended
                                                                    December 31, 2002
                                                             -----------------------------
                                                               Investment
                                                                 Income
Corporate Sponsored Variable Universal Life Subaccounts          Ratio*     Total Return**
-------------------------------------------------------      ------------- ---------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................         7.54%(+)       (13.70) %
Alger American
Balanced Growth Subaccount(6) .........................         0.00(+)        (6.20)
Mid Cap Growth Subaccount(5) ..........................         0.00(+)        (20.70)
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         0.96           (16.72)
Small Company Stock Subaccount ........................         0.28           (19.72)
Dreyfus
Dreyfus Stock Index Subaccount ........................         1.34           (22.35)
Dreyfus Socially Responsible Growth Subaccount ........         0.06           (28.93)
Dreyfus Small Cap Stock Index(3) ......................         0.39(+)        (17.40)
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         2.18(+)        (20.20)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         0.00           (29.37)
EQ/Enterprise Small Company Value Subaccount ..........         0.41           (9.26)
EQ/Enterprise Managed Subaccount ......................         1.09           (21.19)
EQ/Enterprise International Growth Subaccount .........         0.83           (19.41)
EQ/Enterprise High Yield Bond Subaccount ..............         8.65            1.54
EQ/Enterprise Small Company Growth Subaccount .........         0.00           (24.08)
EQ/Enterprise Growth Subaccount .......................         0.74           (23.25)
EQ/Enterprise Total Return Subaccount(1) ..............         2.79(+)         5.20
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         3.68            9.35
EQ/MONY Long Term Bond Subaccount .....................         7.14           14.01
EQ/MONY Government Securities Subaccount ..............         2.76            6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         0.10           (30.15)
VIP II Contrafund Subaccount ..........................         0.85           (9.32)
VIP III Growth Opportunities Subaccount ...............         1.17           (21.86)
VIP II Asset Manager Subaccount .......................         4.16           (8.74)
VIP III Growth and Income Subaccount ..................         1.40           (16.67)
Janus Aspen Series
Aggressive Growth Subaccount ..........................         0.00           (27.96)
Flexible Income Subaccount ............................         4.79           10.47
International Growth Subaccount .......................         0.91           (25.61)
Worldwide Growth Subaccount ...........................         0.89           (25.60)
Capital Appreciation Subaccount .......................         0.58           (15.72)
Strategic Value Subaccount ............................         0.00           (23.43)
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         1.43(+)        (12.20)
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................         0.00(+)        (20.20)
Total Return Series Subaccount(8) .....................         0.00(+)        (5.90)
Utilities Series Subaccount(9) ........................         0.00(+)        (8.70)
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         4.06(+)        11.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2002
                                                             --------------------------------------
                                                                                        Net Assets
Corporate Sponsored Variable Universal Life Subaccounts         Units    Unit Values      (000's)
-------------------------------------------------------     ----------   ------------  ------------
T. Rowe Price
Equity Income Bond Subaccount ..........................    3,174,874       $10.52       $33,389
Prime Reserve Subaccount ...............................      193,185        11.70         2,261
International Stock Subaccount .........................      259,035         7.34         1,901
Limited Term Bond Subaccount ...........................       78,307        12.57           984
New America Growth Subaccount ..........................       61,408         7.17           440
Personal Strategy Balanced Subaccount ..................      101,724        10.71         1,090
The Universal Institutional Funds, Inc. ................
Equity Growth Subaccount ...............................       28,046         5.80           163
Core Plus Fixed Income Subaccount ......................      450,614        13.09         5,896
Value Subaccount .......................................       27,092         9.59           260
Emerging Markets Debt Subaccount(4) ....................       14,020        10.31           145
Global Value Equity Subaccount(5) ......................        1,650         7.91            13
Real Estate Subaccount(6) ..............................       81,262         9.14           743
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount .................................       16,454         9.69           159
Worldwide Bond Subaccount ..............................        8,281        12.05           100
Worldwide Emerging Markets Subaccount ..................       13,490         5.15            69

                                                              For the period ended December
                                                                        31, 2002
                                                             -------------------------------
                                                                Investment
                                                                  Income
Corporate Sponsored Variable Universal Life Subaccounts           Ratio*      Total Return**
-------------------------------------------------------      --------------- ---------------
T. Rowe Price
Equity Income Bond Subaccount .........................         2.39%           (13.13)%
Prime Reserve Subaccount ..............................         1.37             1.47
International Stock Subaccount ........................         1.18            (18.26)
Limited Term Bond Subaccount ..........................         4.51             5.45
New America Growth Subaccount .........................         0.00            (28.30)
Personal Strategy Balanced Subaccount .................         2.40            (7.83)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................         0.10            (27.86)
Core Plus Fixed Income Subaccount .....................         3.89             7.38
Value Subaccount ......................................         1.10            (22.16)
Emerging Markets Debt Subaccount(4) ...................        21.52(+)          3.10
Global Value Equity Subaccount(5) .....................         9.09(+)         (20.90)
Real Estate Subaccount(6) .............................        11.14(+)         (8.60)
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................         0.41            (2.81)
Worldwide Bond Subaccount .............................         0.00            21.72
Worldwide Emerging Markets Subaccount .................         0.21            (2.83)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (+)   Annualized

   (1) For the period July 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002(commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002(commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002(commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002(commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002(commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002(commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002(commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2001:

                                                                                            At December 31, 2001
                                                                              -------------------------------------------
                                                                                                              Net Assets
Corporate Sponsored Variable Universal Life Subaccounts                           Units      Unit Values       (000's)
-------------------------------------------------------                       ------------  -------------    ------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ..................................................       162,699      $  13.28         $2,161
Small Company Stock Subaccount ...........................................        84,950         10.80            917
Dreyfus
Dreyfus Stock Index Subaccount ...........................................     3,736,835         12.84         47,986
Dreyfus Socially Responsible Growth Subaccount ...........................        29,198          8.26            241
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........................................       341,080         10.59          3,613
EQ/Enterprise Small Company Value Subaccount .............................        73,925         16.53          1,222
EQ/Enterprise Managed Subaccount .........................................        16,988         11.09            188
EQ/Enterprise International Growth Subaccount ............................        15,232          8.86            135
EQ/Enterprise High Yield Bond Subaccount .................................     2,336,577         11.70         27,344
EQ/Enterprise Small Company Growth Subaccount ............................        55,453         10.59            587
EQ/Enterprise Growth Subaccount ..........................................        29,036          8.30            241
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ................................       329,727         12.52          4,129
EQ/MONY Long Term Bond Subaccount ........................................     2,621,046         12.49         32,732
EQ/MONY Government Securities Subaccount .................................       252,208         12.47          3,146
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................................................       152,490          8.59          1,310
VIP II Contrafund Subaccount .............................................       540,827          8.69          4,701
VIP III Growth Opportunities Subaccount ..................................        27,752          7.09            197
VIP II Asset Manager Subaccount ..........................................       549,214          9.38          5,152
VIP III Growth and Income Subaccount .....................................     1,108,899          8.82          9,776
Janus Aspen Series
Aggressive Growth Subaccount .............................................       373,628          4.65          1,739
Flexible Income Subaccount ...............................................       559,685         11.46          6,413
International Growth Subaccount ..........................................       164,542          7.85          1,291
Worldwide Growth Subaccount ..............................................     1,087,638          7.54          8,197
Capital Appreciation Subaccount ..........................................       199,382          6.36          1,268
Strategic Value Subaccount ...............................................           369          9.26              3
T. Rowe Price
Equity Income Subaccount .................................................       367,716         12.11          4,451
Prime Reserve Subaccount .................................................        26,335         11.53            304
International Stock Subaccount ...........................................       183,999          8.98          1,653
Limited Term Subaccount ..................................................         2,760         11.92             33
New America Growth Subaccount ............................................        76,446         10.00            764
Personal Strategy Balanced Subaccount ....................................       138,027         11.62          1,604
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .................................................        52,593          8.04            423
Fixed Income Subaccount ..................................................       397,278         12.19          4,844
Value Subaccount .........................................................        13,722         12.32            169
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...................................................         3,747          9.97             37
Worldwide Bond Subaccount ................................................         7,936          9.90             79
Worldwide Emerging Markets Subaccount ....................................        20,273          5.30            107

                                                               For the year ended
                                                                December 31, 2001
                                                           ---------------------------
                                                            Investment
                                                             Income
Corporate Sponsored Variable Universal Life Subaccounts       Ratio*    Total Return**
-------------------------------------------------------    ----------- ---------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................       0.80%       (9.66) %
Small Company Stock Subaccount ........................       0.08        (1.55)
Dreyfus
Dreyfus Stock Index Subaccount ........................       1.15        (12.18)
Dreyfus Socially Responsible Growth Subaccount ........       0.08        (22.59)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................       0.00        (18.85)
EQ/Enterprise Small Company Value Subaccount ..........       0.24         5.35
EQ/Enterprise Managed Subaccount ......................       1.64        (11.21)
EQ/Enterprise International Growth Subaccount .........       0.62        (27.79)
EQ/Enterprise High Yield Bond Subaccount ..............       8.87         5.88
EQ/Enterprise Small Company Growth Subaccount .........       1.75        (3.82)
EQ/Enterprise Growth Subaccount .......................       0.27        (12.63)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............       7.16         8.49
EQ/MONY Long Term Bond Subaccount .....................       5.01         6.30
EQ/MONY Government Securities Subaccount ..............       4.61         6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................       0.06        (17.64)
VIP II Contrafund Subaccount ..........................       0.62        (12.31)
VIP III Growth Opportunities Subaccount ...............       0.27        (14.37)
VIP II Asset Manager Subaccount .......................       2.41        (4.09)
VIP III Growth and Income Subaccount ..................       1.36        (8.70)
Janus Aspen Series
Aggressive Growth Subaccount ..........................       0.00        (39.53)
Flexible Income Subaccount ............................       5.58         7.81
International Growth Subaccount .......................       0.67        (23.19)
Worldwide Growth Subaccount ...........................       0.73        (22.43)
Capital Appreciation Subaccount .......................       1.38        (21.68)
Strategic Value Subaccount ............................       0.23        (7.86)
T. Rowe Price
Equity Income Subaccount ..............................       1.65         1.51
Prime Reserve Subaccount ..............................       3.86         3.97
International Stock Subaccount ........................       1.78        (22.25)
Limited Term Subaccount ...............................       5.38         8.46
New America Growth Subaccount .........................       0.00        (11.82)
Personal Strategy Balanced Subaccount .................       3.13        (2.35)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................       0.13        (15.10)
Fixed Income Subaccount ...............................       4.53         9.33
Value Subaccount ......................................       1.63         2.07
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................       0.89        (10.34)
Worldwide Bond Subaccount .............................       4.51        (5.17)
Worldwide Emerging Markets Subaccount .................       0.00        (1.85)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                        At December 31, 2002
                                                 ------------------------------------
                                                                            Net Assets
MONY Survivorship Variable Universal Life          Units    Unit Values    (000's)
-----------------------------------------        --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........          859       $ 9.01       $ 8
Health Sciences Subaccount(2) .............            8         8.23         0
Alger American Fund
Balanced Subaccount(1) ....................        1,271         9.06        12
Mid Cap Growth Subaccount(2) ..............          697         7.37         5
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .          787         8.38         7
EQ/Enterprise Growth and Income
Subaccount(4) .............................        5,383         7.58        41
EQ/Enterprise Growth Subaccount(3) ........       10,335         7.86        81
EQ/Enterprise Managed Subaccount(5) .......        6,231         8.10        50
EQ/Enterprise Small Company Growth
Subaccount(3) .............................        1,909         7.96        15
EQ/Enterprise Small Company Value
Subaccount(3) .............................        9,750         9.10        89
EQ/Enterprise Total Return Subaccount(2) ..        1,688        10.60        18
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................        4,985        10.55        53
EQ/MONY Long Term Bond Subaccount(9) ......        3,276        11.38        37
Janus Aspen Series
Capital Appreciation Subaccount(7) ........        4,248         8.91        38
Flexible Income Subaccount(8) .............        1,313        10.86        14
International Growth Subaccount(3) ........        5,936         7.99        47
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............          625        10.30         6
Growth and Income Subaccount(4) ...........        5,939         8.00        48
Mid Cap Value Subaccount(2) ...............          810         8.42         7
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............        1,556         6.46        10
New Discovery Subaccount(1) ...............          549         7.44         4
Total Return Subaccount(1) ................        1,311         9.40        12
Utilities Subaccount(2) ...................          690         8.35         6
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............        3,496         8.41        29
Select Value Subaccount(1) ................          718         7.77         6
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................        1,773        12.02        21
Real Return Subaccount(1) .................        5,550        11.54        64
Stocks Plus Growth and Income Subaccount(7)        2,831         8.55        24
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....          395         8.35         3
U.S. Real Estate Subaccount(8) ............        1,128         9.28        10

                                                     For the period ended December 31, 2002
                                                 ----------------------------------------------
                                                 Investment
                                                  Income
MONY Survivorship Variable Universal Life          Ratio*     Expense Ratio**   Total Return***
-----------------------------------------        ----------   ---------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........       1.49%(+)         0.35%(+)         (9.90) %
Health Sciences Subaccount(2) .............       0.00(+)          0.35(+)          (17.70)
Alger American Fund
Balanced Subaccount(1) ....................       0.98(+)          0.35(+)          (9.40)
Mid Cap Growth Subaccount(2) ..............       0.00             0.35(+)          (26.30)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .       2.02(+)          0.35(+)          (16.20)
EQ/Enterprise Growth and Income
Subaccount(4) .............................       1.63(+)          0.35(+)          (24.20)
EQ/Enterprise Growth Subaccount(3) ........       0.47(+)          0.35(+)          (21.40)
EQ/Enterprise Managed Subaccount(5) .......       1.54(+)          0.35(+)          (19.00)
EQ/Enterprise Small Company Growth
Subaccount(3) .............................       0.00(+)          0.35(+)          (20.40)
EQ/Enterprise Small Company Value
Subaccount(3) .............................       0.38(+)          0.35(+)          (9.00)
EQ/Enterprise Total Return Subaccount(2) ..       3.52(+)          0.35(+)           6.00
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................       0.15(+)          0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(9) ......       0.00             0.35(+)          13.80
Janus Aspen Series
Capital Appreciation Subaccount(7) ........       0.38(+)          0.35(+)          (10.90)
Flexible Income Subaccount(8) .............       5.45(+)          0.35(+)           8.60
International Growth Subaccount(3) ........       1.07(+)          0.35(+)          (20.10)
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............       4.10(+)          0.35(+)           3.00
Growth and Income Subaccount(4) ...........       1.65(+)          0.35(+)          (20.00)
Mid Cap Value Subaccount(2) ...............       1.48(+)          0.35(+)          (15.80)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............       0.00             0.35(+)          (35.40)
New Discovery Subaccount(1) ...............       0.00             0.35(+)          (25.60)
Total Return Subaccount(1) ................       0.84(+)          0.35(+)          (6.00)
Utilities Subaccount(2) ...................       0.64(+)          0.35(+)          (16.50)
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............       0.00             0.35(+)          (15.90)
Select Value Subaccount(1) ................       1.75(+)          0.35(+)          (22.30)
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................       2.69(+)          0.35(+)          20.20
Real Return Subaccount(1) .................       4.10(+)          0.35(+)          15.40
Stocks Plus Growth and Income Subaccount(7)       3.75(+)          0.35(+)          (14.50)
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....       0.00             0.35(+)          (16.50)
U.S. Real Estate Subaccount(8) ............       9.65(+)          0.35(+)          (7.20)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period April 12, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 25, 2002(commencement of operations) through December 31, 2002.

   (4) For the period March 1, 2002(commencement of operations) through December 31, 2002.

   (5) For the period April 3, 2002(commencement of operations) through December 31, 2002.

   (6) For the period June 25, 2002(commencement of operations) through December 31, 2002.

   (7) For the period May 10, 2002(commencement of operations) through December 31, 2002.

   (8) For the period May 16, 2002(commencement of operations) through December 31, 2002.

   (9) For the period April 4, 2002(commencement of operations) through December 31, 2002.

   (10) For the period June 7, 2002(commencement of operations) through December 31, 2002.

   (11) For the period May 6, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For   a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Universal Life                        Units    Unit Values    (000's)
----------------------------                      --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........         7,222     $ 8.73       $   63
Health Sciences Subaccount(3) ..............        14,402       8.13          117
Telecommunications Subaccount(1) ...........         4,150       6.18           26
Alger American Fund
Balanced Subaccount(1) .....................        32,154       9.11          293
Mid Cap Subaccount(1) ......................        25,451       7.83          199
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..        19,719       8.80          173
EQ/Enterprise Growth and Income
Subaccount(2) ..............................        70,132       8.02          562
EQ/Enterprise Growth Subaccount(2) .........       144,475       8.04        1,161
EQ/Enterprise Managed Subaccount(2) ........        51,947       8.42          438
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................        74,685       8.00          598
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       138,327       9.46        1,309
EQ/Enterprise Total Return Subaccount(1) ...        46,324      10.66          494
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................        81,889      10.55          864
EQ/MONY Long Term Bond Subaccount(1) .......        39,385      11.24          443
Janus Aspen Series
Capital Appreciation Subaccount(2) .........        40,324       8.84          357
Flexible Income Subaccount(3) ..............        17,236      10.87          187
International Growth Subaccount(1) .........        35,612       8.01          285
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............        17,564      10.74          189
Growth and Income Subaccount(1) ............        46,301       8.51          394
Mid-Cap Value Subaccount(3) ................        44,015       9.39          414
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............        32,344       6.51          210
New Discovery Subaccount(1) ................        20,466       7.46          153
Total Return Subaccount(3) .................        61,114       9.62          588
Utilities Subaccount(1) ....................         4,366       8.71           38
PBHG Insurance
Mid Cap Value Subaccount(1) ................        63,899       8.79          562
Select Value Subaccount(3) .................        29,564       8.00          236
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................        23,589      11.97          283
Real Return Subaccount(3) ..................        70,548      11.60          819
StocksPlus Growth and Income Subaccount(3) .        87,575       8.41          737
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......        11,791       8.87          105
Global Value Equity Subaccount(4) ..........         9,235       8.48           78
U.S. Real Estate Subaccount(1) .............        24,599       9.96          245


                                                      For the period ended December 31, 2002
                                                  ----------------------------------------------
                                                   Investment
                                                     Income
MONY Variable Universal Life                         Ratio*    Expense Ratio**   Total Return***
----------------------------                      ----------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........       1.49%(+)        0.35%(+)         (12.70) %
Health Sciences Subaccount(3) ..............       0.00(+)         0.35(+)          (18.70)
Telecommunications Subaccount(1) ...........       0.00(+)         0.35(+)          (38.20)
Alger American Fund
Balanced Subaccount(1) .....................       1.70(+)         0.35(+)          (8.90)
Mid Cap Subaccount(1) ......................       0.00(+)         0.35(+)          (21.70)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..       1.99(+)         0.35(+)          (12.00)
EQ/Enterprise Growth and Income
Subaccount(2) ..............................       2.02(+)         0.35(+)          (19.80)
EQ/Enterprise Growth Subaccount(2) .........       0.67(+)         0.35(+)          (19.60)
EQ/Enterprise Managed Subaccount(2) ........       1.67(+)         0.35(+)          (15.80)
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................       0.00(+)         0.35(+)          (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       0.61(+)         0.35(+)          (5.40)
EQ/Enterprise Total Return Subaccount(1) ...       3.49(+)         0.35(+)           6.60
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................       0.33(+)         0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(1) .......       0.20(+)         0.35(+)          12.40
Janus Aspen Series
Capital Appreciation Subaccount(2) .........       0.40(+)         0.35(+)          (11.60)
Flexible Income Subaccount(3) ..............       5.06(+)         0.35(+)           8.70
International Growth Subaccount(1) .........       1.05(+)         0.35(+)          (19.90)
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............       4.25(+)         0.35(+)           7.40
Growth and Income Subaccount(1) ............       1.40(+)         0.35(+)          (14.90)
Mid-Cap Value Subaccount(3) ................       1.43(+)         0.35(+)          (6.10)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............       0.00(+)         0.35(+)          (34.90)
New Discovery Subaccount(1) ................       0.00(+)         0.35(+)          (25.40)
Total Return Subaccount(3) .................       0.49(+)         0.35(+)          (3.80)
Utilities Subaccount(1) ....................       1.37(+)         0.35(+)          (12.90)
PBHG Insurance
Mid Cap Value Subaccount(1) ................       0.00(+)         0.35(+)          (12.10)
Select Value Subaccount(3) .................       1.81(+)         0.35(+)          (20.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................       2.66(+)         0.35(+)          19.70
Real Return Subaccount(3) ..................       4.33(+)         0.35(+)          16.00
StocksPlus Growth and Income Subaccount(3) .       3.97(+)         0.35(+)          (15.90)
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......       0.00(+)         0.35(+)          (11.30)
Global Value Equity Subaccount(4) ..........       3.03(+)         0.35(+)          (15.20)
U.S. Real Estate Subaccount(1) .............       8.24(+)         0.35(+)          (0.40)

-----------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Concluded)

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 7, 2002(commencement of operations) through December 31, 2002.

   (2) For the period February 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 8, 2002(commencement of operations) through December 31, 2002.

   (4) For the period February 20, 2002(commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2005 and December 31, 2004 and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 and the (predecessor) year ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 17, 2006

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                             DECEMBER 31,       December 31,
                                                                                                 2005               2004
                                                                                           ------------------ ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.........................          $2,035.6           $1,927.2
   Mortgage loans on real estate........................................................             290.2              373.2
   Policy loans.........................................................................              96.3               93.0
   Other invested assets................................................................              54.8               57.2
                                                                                           ------------------ ------------------
          Total investments.............................................................           2,476.9            2,450.6
Cash and cash equivalents...............................................................             129.7              198.8
Amounts due from reinsurers.............................................................             106.2               76.0
Deferred policy acquisition costs.......................................................             106.8               57.3
Value of business acquired..............................................................             328.2              354.8
Other assets............................................................................              29.5               25.3
Separate Accounts' assets...............................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
TOTAL ASSETS............................................................................          $6,662.4           $6,895.0
                                                                                           ================== ==================

LIABILITIES
Policyholders' account balances.........................................................          $2,175.9           $2,228.5
Future policy benefits and other policyholders liabilities..............................             309.1              264.5
Other liabilities.......................................................................              47.4               48.1
Note payable to affiliate...............................................................              33.8               36.8
Income taxes payable....................................................................              50.6               45.2
Separate Accounts' liabilities..........................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
       Total liabilities................................................................           6,101.9            6,355.3
                                                                                           ------------------ ------------------

Commitments and contingencies (Notes 10,13,14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and
   outstanding..........................................................................               2.5                2.5
Capital in excess of par value..........................................................             495.8              495.8
Retained earnings.......................................................................              67.8               26.5
Accumulated other comprehensive (loss) income...........................................              (5.6)              14.9
                                                                                           ------------------ ------------------
       Total shareholder's equity.......................................................             560.5              539.7
                                                                                           ------------------ ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..............................................          $6,662.4           $6,895.0
                                                                                           ================== ==================





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                       YEAR              Six              Six              Year
                                                                       ENDED         Months Ended     Months Ended         Ended
                                                                    DECEMBER 31,     December 31,       June 30,        December 31,
                                                                        2005             2004             2004             2003
                                                                  ----------------- --------------- -----------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income....  $      168.3     $        80.8   $        82.7      $     166.2
Premiums........................................................          53.8              85.0            77.4            141.0
Net investment income...........................................         135.0              62.8            64.3            118.5
Investment (losses) gains, net..................................          (2.2)             (4.6)           (0.7)            11.8
Other income....................................................          22.0              26.7             7.4             17.2
                                                                  ----------------- --------------- -----------------  -------------
       Total revenues...........................................         376.9             250.7           231.1            454.7
                                                                  ----------------- --------------- -----------------  -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits.........................................          99.5              91.2            80.8            156.8
Interest credited to policyholders' account balances............          99.9              50.0            54.1             91.5
Compensation and other benefits.................................          30.7              32.1            45.8             80.6
Commissions.....................................................          72.9              76.5            85.5            160.2
Interest expense................................................           1.6               1.3             1.3              2.8
Amortization of deferred policy acquisition costs and value of
   business acquired............................................          41.2              22.4            34.7             55.2
Capitalization of deferred policy acquisition costs ............         (78.1)            (87.5)          (93.8)          (193.7)
Rent expense....................................................          10.5               3.0             9.8             14.6
Other operating costs and expenses..............................          40.7              22.8            38.2             55.5
                                                                  ----------------- --------------- -----------------  -------------
          Total benefits and other deductions...................         318.9             211.8           256.4            423.5
                                                                  ----------------- --------------- -----------------  -------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change............................................          58.0              38.9           (25.3)            31.2
Income tax (expense) benefit....................................         (16.7)            (12.4)           10.5             (4.9)
                                                                  ----------------- --------------- -----------------  -------------
Net earnings (loss) before cumulative effect of accounting
   change.......................................................          41.3              26.5           (14.8)            26.3
Loss from real estate to be disposed of, net of income taxes....            -                 -               -              (0.1)
Cumulative effect of accounting change, net of income taxes.....            -                 -              3.8              -
                                                                  ----------------- --------------- -----------------  -------------
Net Earnings (Loss).............................................  $       41.3     $        26.5   $       (11.0)     $      26.2
                                                                  ================= =============== =================  =============





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                       ACCUMULATED
                                                                          CAPITAL                         OTHER           TOTAL
                                                           COMMON        IN EXCESS       RETAINED     COMPREHENSIVE   SHAREHOLDER'S
                                                            STOCK          OF PAR        EARNINGS     INCOME (LOSS)      EQUITY
                                                       -----------------------------------------------------------------------------
                                                                                      (IN MILLIONS)
PREDECESSOR BALANCE, JANUARY 1, 2003..................   $       2.5     $  449.7      $     113.0     $      24.7    $     639.9
Capital contributions.................................             -        100.0                -               -          100.0
Comprehensive income:
      Net earnings....................................             -            -             26.2               -           26.2
      Other comprehensive loss........................             -            -                -            (0.5)          (0.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       25.7
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003................           2.5        599.7            139.2            24.2          765.6
Comprehensive loss:

      Net loss........................................             -            -            (11.0)              -          (11.0)
      Other comprehensive loss........................             -            -                -           (11.4)         (11.4)
                                                                                                                      -----------
            Comprehensive loss........................                                                                      (22.4)
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, JUNE 30, 2004....................           2.5        599.7            128.2            12.8          743.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets........             -       (153.0)          (128.2)          (12.8)        (294.0)
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, JULY 1, 2004                                  2.5        446.7                -               -          449.2
Capital contributions.................................             -         49.1                -               -           49.1
Comprehensive income:
      Net earnings....................................             -            -             26.5               -           26.5
      Other comprehensive income......................             -            -                -            14.9           14.9
                                                                                                                      -----------
            Comprehensive income......................                                                                       41.4
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004..................           2.5        495.8             26.5            14.9          539.7
Comprehensive income:
      Net earnings....................................             -            -             41.3               -           41.3
      Other comprehensive loss........................             -            -                -           (20.5)         (20.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       20.8
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2005..................   $       2.5     $  495.8      $      67.8     $      (5.6)   $     560.5
                                                         ===========     ========      ===========     ===========    ===========





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                         YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended           Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,      December 31,
                                                                         2005            2004            2004            2003
                                                                    --------------- --------------- -------------- -----------------
                                                                      (SUCCESSOR)     (Successor)   (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss).................................................  $    41.3       $    26.5       $   (11.0)      $    26.2
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances...........       99.9            50.0            54.1            91.5
     Universal life and investment-type product policy fee income...     (168.3)          (80.8)          (82.7)         (166.2)
     Change in accrued investment income............................       (1.8)           (3.0)            4.7            (1.7)
     Investment losses (gains)......................................        2.2             4.6             0.7           (17.3)
     Change in deferred policy acquisition costs and VOBA...........      (36.9)          (65.1)          (60.8)         (138.5)
     Change in future policy benefits and other policyholders
         liabilities................................................       57.5             1.1            (3.2)            5.4
     Provision for depreciation and amortization....................       14.1             7.9             1.5             0.7
     Cumulative effect of the adoption of SOP 03-1..................        -               -             (5.9)             -
     Loss on discontinued real estate operations....................        -               -               -              0.1
     Gain on recapture from reinsurance from USFL...................       (0.6)           (9.0)            -               -
     Other, net.....................................................      (10.0)          (20.4)           49.1            81.7
                                                                    --------------- --------------- -------------- -----------------

Net cash used in operating activities...............................       (2.6)          (88.2)          (53.5)         (118.1)
                                                                    --------------- --------------- -------------- -----------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      173.5           188.7           431.5           358.7
      Mortgage loans on real estate.................................      100.8            93.8            43.0            80.1
      Other invested assets.........................................        -               4.3             0.1             0.3
   Acquisitions of investments:
      Fixed maturity securities.....................................     (348.0)         (473.1)         (272.4)         (548.5)
      Mortgage loans on real estate.................................      (18.1)          (18.7)          (66.1)         (139.1)
      Other invested assets.........................................       (0.1)           (0.4)           (0.2)           (0.6)
      Policy loans, net.............................................       (3.3)           (3.9)           (3.0)           (6.3)
                                                                    --------------- --------------- -------------- -----------------

Net cash (used in) provided by investing activities.................      (95.2)         (209.3)          132.9          (255.4)
                                                                    --------------- --------------- -------------- -----------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            YEAR        Six Months      Six Months        Year
                                                                           ENDED           Ended           Ended          Ended
                                                                        DECEMBER 31,    December 31,      June 30,     December 31,
                                                                            2005           2004            2004           2003
                                                                     --------------- ---------------- -------------- ---------------
                                                                         (SUCCESSOR)     (Successor)   (Predecessor)  (Predecessor)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits......................................................       521.4          284.6          477.8            969.6
      Withdrawals and transfers to Separate Accounts................      (505.7)        (196.9)        (337.1)          (545.8)
   Repayment of note to affiliate...................................        (3.0)          (1.4)          (1.4)            (2.6)
   Proceeds received from recapture of reinsurance with USFL........        12.2           10.4             -                -
   Other, net.......................................................         3.8             -              -                -
   Capital contribution.............................................          -              -              -             100.0
                                                                     --------------- --------------- --------------- ---------------

Net cash provided by financing activities...........................        28.7           96.7          139.3            521.2
                                                                     --------------- --------------- --------------- ---------------

Net (decrease) increase in cash and cash equivalents................       (69.1)        (200.8)         218.7            147.7
Cash and cash equivalents, beginning of period......................       198.8          399.6          180.9             33.2
                                                                     --------------- --------------- --------------- ---------------

Cash and Cash Equivalents, End of Period............................ $     129.7     $    198.8      $   399.6       $    180.9
                                                                     =============== =============== =============== ===============

Supplemental cash flow information:

  Interest Paid..................................................... $       2.4     $      1.3      $     1.3       $      2.8
                                                                     =============== =============== =============== ===============
  Income Taxes Refunded............................................. $         -     $    (48.2)     $       -       $    (27.4)
                                                                     =============== =============== =============== ===============
Schedule of non-cash financing activities:

  Capital contribution of AllianceBernstein units from MONY Life.... $         -     $     49.1      $       -       $       -
                                                                     =============== =============== =============== ===============
  Transfer of bonds from USFL due to recapture of reinsurance with
   USFL (Note 11)................................................... $         -     $     84.6      $       -       $       -
                                                                     =============== =============== =============== ===============









                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS



1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

2)    MERGER OF MONY WITH AXA FINANCIAL GROUP

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial Group.

      Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of MLOA's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Accounting Changes
      ------------------

      Effective January 1, 2004, MLOA adopted Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 of Notes to Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including MLOA, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 10 of Notes to Financial Statements, MLOA elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in MLOA's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $3.4 million ($2.2 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Statements of Operations of MLOA over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $1.9 million ($1.2 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 10 of Notes to Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 10 of Notes to Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the financial results of MLOA.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities including common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance, contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $197.5 million, $371.2 million and $628.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate........................  $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed..................           24.9              0.3                 -                25.2
            U.S. Treasury, government
              and agency securities..........           92.3              0.4                0.5               92.2
            States and political
              subdivisions...................            1.1               -                  -                 1.1
            Foreign governments..............           10.2              0.1                0.1               10.2
            Redeemable preferred stock.......           77.6              1.1                1.6               77.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                              ================= ================== =================  ================

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:

            Corporate........................  $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed..................           36.2              1.0                 -                37.2
            U.S. Treasury, government
              and agency securities..........           68.3              1.6                 -                69.9
            States and political
              subdivisions...................             -                -                  -                  -
            Foreign governments..............           10.3              0.1                0.1               10.3
            Redeemable preferred stock.......           60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $527.1 million and $497.4 million, respectively, had estimated fair values of $527.0 million and $505.1 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Due in one year or less.............................................     $      108.6       $      107.6
        Due in years two through five........................................           475.5              470.0
        Due in years six through ten.........................................         1,064.4            1,057.0
        Due after ten years..................................................           299.0              298.7
        Mortgage-backed securities...........................................            24.9               25.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,972.4       $    1,958.5
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (217 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER                   TOTAL
                                     ------------------------------  ----------------------------  -----------------------------
                                                        GROSS                         GROSS                         GROSS
                                       ESTIMATED      UNREALIZED      ESTIMATED     UNREALIZED      ESTIMATED     UNREALIZED
                                      FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES
                                     -------------  -------------- -------------  --------------- --------------  --------------
                                                                           (IN MILLIONS)

       Fixed Maturities:
         Corporate.................. $       903.7  $       18.1   $      267.6   $        5.3    $    1,171.3    $      23.4
         Mortgage-backed............           -             -             -                -             -                -
         U.S. Treasury, government
           and agency securities....          36.5           0.2           16.6            0.3            53.1            0.5
         States and political
           subdivisions.............           1.1           -              -               -              1.1             -
         Foreign governments........           2.0           -              6.0            0.1             8.0            0.1
         Redeemable
           preferred stock..........          60.0           1.6            -               -             60.0            1.6
                                     -------------  -------------- -------------  --------------- --------------  --------------
       Total Temporarily
         Impaired Securities ....... $     1,003.3  $       19.9   $      290.2   $        5.7    $    1,293.5    $      25.6
                                     =============  ============== =============  =============== ==============  ==============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $101.0 million, or 4.9%, of the $2,050.0 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2005, there were $2.4 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2005 and 2004 were $3.9 million and $4.5 million, respectively.

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.1 million, $0.0 million and $0.2 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.2 million and $0.0 million, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                       YEAR         Six Months     Six Months         Year
                                                                      ENDED           Ended           Ended           Ended
                                                                   DECEMBER 31,    December 31,      June 30,      December 31,
                                                                       2005            2004           2004            2003
                                                                  --------------- -------------- --------------- ----------------
                                                                   (SUCCESSOR)     (Successor)    (Predecessor)   (Predecessor)
                                                                                          (IN MILLIONS)
Balances, beginning of period..............................       $     -         $      1.7     $       4.4       $       3.7
Additions charged to income................................             -                  -             0.3               0.7
Deductions for writedowns and asset dispositions...........             -                  -            (3.0)                -
Effect of push-down accounting of AXA Financial Group's
  purchase price of MLOA's net assets......................             -               (1.7)              -                 -
                                                                  --------------- -------------- --------------- ----------------
Balances, End of Period....................................             -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================
Balances, end of period comprise:
Mortgage loans on real estate..............................       $     -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================

     The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                  DECEMBER 31,
                                                                                      2005
                                                                                -----------------
                                                                                 (IN MILLIONS)

      Balance, beginning of year ..............................................  $      49.1
      Equity in net earnings...................................................          4.1
      Dividends received.......................................................         (3.8)
                                                                                -----------------
      Balance, End of Period...................................................  $      49.4
                                                                                =================

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to AXA Financial Group's acquisition of MONY as of December 31, 2005:


                                                                    LESS:               LESS:
                                                                 ACCUMULATED          IMPACT OF
                                             GROSS CARRYING      AMORTIZATION       RECAPTURE (2)           NET
                                                 AMOUNT              (1)
                                            ---------------   ---------------     ---------------    ------------------
                                                                          (IN MILLIONS)
   VOBA...................................  $        416.5    $        (43.4)     $        (44.9)    $        328.2
                                            ===============   ===============     ===============    ==================

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the MODCO agreement between MLOA and USFL.

     For the full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $27.0 million and $37.0 million annually through 2010.

6)    NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS

      The sources of net investment income follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      --------------- ---------------- ----------------- ----------------
                                                        (SUCCESSOR)    (Successor)      (Predecessor)     (Predecessor)
                                                                               (IN MILLIONS)
 Fixed maturities.....................................$       107.1    $        45.8    $       51.8      $       94.1
 Mortgage loans on real estate........................         25.2             16.0            16.0              29.6
 Policy loans.........................................          6.0              3.0             2.9               5.5
 Other investment income..............................          4.4              2.1            (0.9)              0.9
                                                      --------------- ---------------- ----------------- ----------------
    Gross investment income...........................        142.7             66.9            69.8             130.1

 Investment expenses..................................         (7.7)            (4.1)           (5.5)            (11.6)
                                                      --------------- ---------------- ----------------- ----------------
 Net Investment Income................................$       135.0    $        62.8     $      64.3      $      118.5
                                                      =============== ================ ================= =================

      Investment (Losses) Gains, including changes in the valuation allowances, follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      -------------- ---------------- ----------------- ----------------
                                                       (SUCCESSOR)     (Successor)      (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Fixed maturities.....................................  $      (2.2)  $      (4.6)     $      (3.4)      $        8.1
Mortgage loans on real estate........................            -              -             2.7                3.5
Other................................................            -              -              -                 0.2
                                                      -------------- ---------------- ----------------- ----------------
Investment (Losses) Gains, Net.......................  $      (2.2)  $      (4.6)     $      (0.7)      $       11.8
                                                      ============== ================ ================= ================

      Writedowns of fixed maturities amounted to $2.0 million, $5.1 million, $0.9 million and $8.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $53.4 million, $48.9 million, $363.1 million and $145.3 million. Gross gains of $1.0 million, $2.1 million, $6.9 million and $10.7 million and gross losses of $1.4 million, $1.3 million, $10.0 million and $0.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003 amounted to $(50.5) million, $36.1 million, $(41.0) million and $(3.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- --------------- ----------------- -----------------
                                                         (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Balance, beginning of period........................    $      14.9     $      12.8     $       24.2      $      24.7
Changes in unrealized investment (losses) gains.....          (50.5)           36.1            (41.5)            (2.9)
Changes in unrealized investment gains (losses)
attributable to:
   DAC and VOBA.....................................           18.9           (13.2)            23.9              2.2
   Deferred income taxes............................           11.1            (8.0)             6.2              0.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets......             -            (12.8)             -                -
                                                      ---------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8      $      24.2
                                                      ================ =============== ================= =================

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities..............................    $     (14.4)    $      36.1     $       43.5      $      84.9
   Amounts of unrealized investment gains (losses)
   attributable to:
      DAC and VOBA..................................            5.7           (13.2)           (23.9)           (47.8)
      Deferred income taxes.........................            3.1            (8.0)            (6.8)           (12.9)
                                                       --------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8       $     24.2
                                                      ================ =============== ================= =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                            YEAR         Six Months       Six Months           Year
                                                           ENDED            Ended            Ended            Ended
                                                        DECEMBER 31,     December 31,       June 30,       December 31,
                                                            2005            2004             2004              2003
                                                      -------------- ------------------ ---------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                               (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the
      period........................................  $      (50.5)     $      36.3     $     (41.7)      $      (6.4)
   Losses (gains) reclassified into net earnings
      during the period.............................            -              (0.2)            0.2               3.5
                                                      -------------- ------------------ ---------------- -----------------
Net unrealized (losses) gains on investments........         (50.5)            36.1           (41.5)             (2.9)
Adjustments for DAC and VOBA and deferred income
   taxes............................................          30.0            (21.2)           30.1               2.4
                                                      -------------- ------------------ ---------------- -----------------
Total Other Comprehensive (Loss) Income.............  $      (20.5)     $      14.9     $     (11.4)      $      (0.5)
                                                      ============== ================== ================ =================


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        3.5       $         -        $         3.5
        Impact of adoption of SOP 03-1....................          (2.8)               0.1                (2.7)
        Paid guarantee benefits...........................          (3.0)                -                 (3.0)
         Other changes in reserve ........................           3.3                 -                  3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (2.9)                -                 (2.9)
         Other changes in reserve ........................           2.6                0.1                 2.7
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.7       $        0.2       $         0.9
                                                           ================   =================  =================



      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            ---------------
                                                             (IN MILLIONS)

      Balance at December 31, 2003........................  $         -
        Impact of adoption of SOP 03-1 ...................          (0.3)
        Paid guarantee benefits...........................           2.9
        Other changes in reserve..........................          (3.5)
                                                           ----------------
      Balance at December 31, 2004........................          (0.9)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.2
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             -----------   --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     196      $      316           N.A.     $       34      $      546
             Separate Accounts.........     $     860      $    1,582           N.A.     $      168      $    2,610
        Net amount at risk, gross......     $      12      $      220           N.A.     $       35      $      267
        Net amount at risk, net of
          amounts reinsured............     $      12      $      167           N.A.     $        -      $      179
        Average attained age of
          contractholders..............          61.1            61.0           N.A.           60.2            61.0
        Percentage of contractholders
          over age 70..................          18.2%           15.7%          N.A.           12.5%           16.6%
        Contractually specified
          interest return rates........           N.A.            N.A.          N.A.            5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N.A.            N.A.    $      34             N.A.      $      34
             Separate Accounts.........           N.A.            N.A.    $     168             N.A.      $     168
        Net amount at risk, gross......           N.A.            N.A.           -              N.A.             -
        Net amount at risk, net of
          amounts reinsured............           N.A.            N.A.           -              N.A.             -
        Weighted average years
          remaining until earliest
          annuitization................           N.A.            N.A.          6.8             N.A.            6.8
        Contractually specified
          interest return rates........           N.A.            N.A.          5.0%            N.A.


      B)    Separate Account Investments by Investment Category Underlying GMDB
            -------------------------------------------------------------------
            and GMIB Features
            -----------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,054        $    2,209
         Fixed income...........................................................         400               452
         Balanced...............................................................          62                67
         Other..................................................................          94               108
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,610        $    2,836
                                                                                 ================  ==================
      GMIB:
         Equity.................................................................  $      127        $      126
         Fixed income...........................................................          33                37
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      168        $      170
                                                                                 ================  ==================

      C)    Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, MLOA had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)    INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- ---------------- ----------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)      (Predecessor)
                                                                              (IN MILLIONS)

Income tax expense (benefit):
    Current expense (benefit).......................    $       2.5     $         -     $     (29.3)      $     (30.1)
    Deferred expense................................           14.2            12.4            18.8              35.0
                                                       --------------- ---------------- ----------------- ---------------
Total...............................................    $      16.7     $      12.4     $      10.5       $       4.9
                                                       =============== ================ ================= ===============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                            YEAR         Six Months      Six Months           Year
                                                            ENDED          Ended            Ended            Ended
                                                         DECEMBER 31,   December 31,       June 30,       December 31,
                                                            2005            2004            2004              2003
                                                       ---------------- -------------- ----------------- ----------------
                                                         (SUCCESSOR)    (Successor)    (Predecessor)      (Predecessor)
                                                                                (IN MILLIONS)


Tax at statutory rate.................................   $      20.3     $      13.6     $      (8.9)     $      10.9
Dividends received deduction..........................          (3.7)           (1.2)           (1.6)            (3.2)
Tax settlements/accrual adjustments...................            -               -               -              (2.8)
Other.................................................           0.1              -               -                -
                                                       ---------------- -------------- ----------------- ----------------
Federal income tax expense (benefit)..................   $      16.7     $      12.4     $     (10.5)     $       4.9
                                                       ================ ============== ================= ================

      The components of the net deferred Federal income taxes are as follows:

                                                     DECEMBER 31, 2005                  December 31, 2004
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------  ----------------  ---------------   ---------------
                                                                         (IN MILLIONS)

      Reserves and reinsurance...............  $     189.2      $         -       $      227.3      $        -
      DAC....................................         35.1                -               25.6               -
      VOBA...................................           -              112.8                -             124.1
      Investments............................           -              153.5                -             182.1
      Tax loss carryforwards.................          5.3                -                9.6               -
      Goodwill and intangibles...............           -                5.2                -              10.6
      Other..................................           -               15.0               0.2               -
                                              ---------------  ----------------  ---------------   ---------------
      Total..................................  $     229.6      $      286.5      $      262.7      $     316.8
                                              ===============  ================  ===============   ===============

      At December 31, 2005, MLOA has a Federal tax loss carryforwards in the amount of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of MLOA's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under its respective service agreements with AXA Equitable (Successor Period) and MONY Life (Predecessor Period), MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. MLOA's affiliates account for stock-based compensation plans using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net earnings
      (loss) if compensation expense allocated to MLOA as related to options awarded under the AXA Financial Group and MONY stock-based compensation plans had been determined based on SFAS No. 123's fair value based method:

                                                                            AXA FINANCIAL
                                                                                GROUP                    MONY
                                                                          ----------------- ----------------------------------
                                                                                 YEAR          Six Months          Year
                                                                                ENDED             Ended           Ended
                                                                             DECEMBER 31,        June 30,      December 31,
                                                                                 2005             2004             2003
                                                                          ----------------- ---------------- -----------------
                                                                             (SUCCESSOR)     (Predecessor)    (Predecessor)
                                                                                              (IN MILLIONS)

      Net Earnings (Loss) as reported....................................   $      41.3       $     (11.0)    $    26.2
      Less: total stock-based employee compensation expense determined
          under fair value method for all awards, net of income tax......          (1.6)             (1.9)         (2.8)
                                                                          ----------------- ---------------- -----------------
      Pro Forma Net Earnings (Loss)......................................   $      39.7       $     (12.9)    $    23.4
                                                                          ================= ================ =================

11)   RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $74.7 million, $54.1 million, $88.7 million and $73.8 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. At December 31, 2005, MLOA reported a receivable from AXA Equitable in connection with its service agreement of $6.3 million. At December 31, 2004, MLOA's receivable from MONY Life in connection with its predecessor service agreement was $2.3 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.4 million, $2.5 million, $3.0 million, and $6.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. In addition, MLOA had an intercompany payable of $0.0 million and $0.2 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 12 in Notes to Financial Statements, during the Successor period MLOA began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million after Federal income tax).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million after Federal income tax).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                 YEAR        Six Months      Six Months           Year
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,   December 31,      June 30,        December 31,
                                                                 2005           2004            2004              2003
                                                            --------------- -------------- ---------------- -----------------
                                                             (SUCCESSOR)     (Successor)    (Predecessor)    (Predecessor)
                                                                                    (IN MILLIONS)

               REVENUES:
               Universal life and investment-type product
                  policy fee income........................  $       19.9   $         7.8  $         7.3    $        12.0
               Premiums....................................            -             59.2           53.2             88.7
               Other (loss) income.........................          (0.2)           16.2           (4.6)             -
                                                            --------------- -------------- ---------------- -----------------
                    Total revenues.........................          19.7            83.2           55.9            100.7
                                                            --------------- -------------- ---------------- -----------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.....................          10.5            53.2           40.7             69.0
               Interest credited to policyholders' account
                  balances.................................           6.1             2.6            2.3              3.3
               Amortization of deferred policy acquisition
                  costs and value of business acquired.....           2.4             6.0            8.7             13.8
               Capitalization of deferred policy
                  acquisition costs .......................         (14.0)          (34.9)         (33.4)           (60.7)
               Commissions.................................          14.2            43.4           44.3             77.4
                                                            --------------- -------------- ---------------- -----------------
                    Total benefits and other deductions....          19.2            70.3           62.6            102.8
                                                            --------------- -------------- ---------------- -----------------
               Earnings (Loss) Before Income Taxes and
                  Cumulative Effect of an Accounting
                    Change.................................  $        0.5   $        12.9  $        (6.7)   $        (2.1)
                                                            =============== ============== ================ =================

      The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                                      DECEMBER 31,         December 31,
                                                                                          2005                 2004
                                                                                   -------------------  -------------------
                                                                                                 (IN MILLIONS)

                  ASSETS

                  Fixed maturities................................................ $              -     $         84.6
                  Cash and cash equivalents.......................................               12.2             10.4
                  Accrued investment income.......................................                -                1.1
                  Deferred policy acquisition costs...............................              (20.1)           (24.3)
                  VOBA............................................................              (12.8)           (32.1)
                  Other assets....................................................               (1.6)             6.3
                                                                                   -------------------  -------------------
                       Total assets............................................... $            (22.3)  $         46.0
                                                                                   -------------------  -------------------

                  LIABILITIES

                  Future policy benefits.......................................... $            (26.5)  $         34.1
                  Other liabilities...............................................                3.6              2.9
                  Income taxes payable............................................                0.2              3.1
                                                                                   -------------------  -------------------
                       Total liabilities..........................................              (22.7)            40.1
                                                                                   -------------------  -------------------
                       Net Impact of Recapture of Reinsurance from USFL........... $              0.4   $          5.9
                                                                                   ===================  ===================

      At December 31, 2005 and 2004, MLOA recorded payables of $3.1 million and $27.8 million, respectively, to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The fair value of this total return swap asset was $3.3 million at December 31, 2004. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2005 is $33.8 million.

12)   REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During the Successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $106.2 million and $76.0 million, of which $51.3 million and $43.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                          YEAR           Six Months       Six Months          Year
                                                          ENDED             Ended            Ended            Ended
                                                       DECEMBER 31,      December 31,       June 30,       December 31,
                                                          2005              2004             2004             2003
                                                   --------------- ----------------- ---------------- -----------------
                                                      (SUCCESSOR)        (Successor)    (Predecessor)   (Predecessor)
                                                                                (IN MILLIONS)
Direct premiums...................................  $      93.4       $      44.8      $      37.7      $      73.2
Reinsurance assumed from USFL.....................          -                59.2             53.2             88.7
Reinsurance ceded.................................        (39.6)            (19.0)           (13.5)           (20.9)
                                                   --------------- ----------------- ---------------- -----------------
Premiums..........................................  $      53.8       $      85.0      $      77.4      $     141.0
                                                   =============== ================= ================ =================

Universal Life and Investment-type Product

   Policy Fee Income Ceded........................  $      33.9       $      22.7      $      15.9      $      30.0
                                                   =============== ================= ================ =================
Policyholders' Benefits Ceded.....................  $      57.9       $      24.0      $      10.8      $      42.6
                                                   =============== ================= ================ =================

13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates. The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Mortgage loans on real estate..........  $      290.2     $       291.3     $       373.2     $      378.0
        Policy loans...........................          96.3             111.6              93.0            107.9
        Policyholders liabilities:
           Investment contracts................         938.0             933.1             977.8            972.2
        Note payable to affiliate..............          33.8              33.8              36.8             36.8




14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $20.2 million in commitments under existing mortgage loan agreements at December 31, 2005.

15)   LITIGATION

      Since 1995 a number of purported class actions have been commenced in various state and Federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice by the parties, which led to the dismissal of most of the claims and a decertification of the class, with respect to one remaining claim, in December 2005, the case was settled on an individual basis. With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other similar putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In STOCKLER, MLOA has filed a motion for summary judgment that is currently pending.

                    -----------------------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. Based on this formula, no such discretionary dividends could be paid in 2006. For 2005, 2004 and 2003, MLOA's statutory net loss was $5.6 million, $83.4 million and $79.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $269.8 million and $250.1 million at December 31, 2005 and 2004, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2005, 2004 and 2003.

      At December 31, 2005, MLOA, in accordance with various government and state regulations, had $7.1 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                       THREE MONTHS ENDED
                                            --------------------------------------------------------------------------
                                                                                 SEPTEMBER 30,        DECEMBER 31,
                                            MARCH 31, (2)      JUNE 30, (2)           (2)                (1)(2)
                                            ---------------   ---------------   ----------------   -------------------
                                             (SUCCESSOR)       (Successor)        (Successor)         (Successor)
                                                                          (IN MILLIONS)
        2005
        ----
        Total Revenues.....................  $      107.4      $      94.1       $      100.7       $       74.7
                                            ===============   ===============   ================   ===================
        (Loss) Earnings from Continuing
          Operations.......................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================
        Net (Loss) Earnings................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================

                                                                       Three Months Ended
                                            --------------------------------------------------------------------------
                                              March 31,        June 30,(3)       September 30,      December 31, (4)
                                            ---------------   ---------------   ----------------   -------------------
                                             (Predecessor)     (Predecessor)      (Successor)         (Successor)
                                                                          (In Millions)
        2004
        ----
        Total Revenues.....................  $      125.4      $     105.7       $      122.9       $      127.8
                                            ================  ===============   ================   ===================
        Earnings (Loss) from Continuing
          Operations.......................  $        1.8      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================
        Net Earnings (Loss)................  $        5.6      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================


      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect on these adjustments was to increase net income for the period by $7.1 million. Net earnings for the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

      (3) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (4) Results for the three months ended December 31, 2004 include the net gain of $5.9 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

Appendix A

--------------------------------------------------------------------------------

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


--------------------------------------------------------------------------------
   Attained Age                              Applicable Percentage
--------------------------------------------------------------------------------
   40 and Under                                  250 %
--------------------------------------------------------------------------------
        41                                        243
--------------------------------------------------------------------------------
        42                                        236
--------------------------------------------------------------------------------
        43                                        229
--------------------------------------------------------------------------------
        44                                        222
--------------------------------------------------------------------------------
        45                                        215
--------------------------------------------------------------------------------
        46                                        209
--------------------------------------------------------------------------------
        47                                        203
--------------------------------------------------------------------------------
        48                                        197
--------------------------------------------------------------------------------
        49                                        191
--------------------------------------------------------------------------------
        50                                        185
--------------------------------------------------------------------------------
        51                                        178
--------------------------------------------------------------------------------
        52                                        171
--------------------------------------------------------------------------------
        53                                        164
--------------------------------------------------------------------------------
        54                                        157
--------------------------------------------------------------------------------
        55                                        150
--------------------------------------------------------------------------------
        56                                        146
--------------------------------------------------------------------------------
        57                                        142
--------------------------------------------------------------------------------
        58                                        138
--------------------------------------------------------------------------------
        59                                        134
--------------------------------------------------------------------------------
        60                                        130
--------------------------------------------------------------------------------
        61                                        128
--------------------------------------------------------------------------------
        62                                        126
--------------------------------------------------------------------------------
        63                                        124
--------------------------------------------------------------------------------
        64                                        122
--------------------------------------------------------------------------------
        65                                        120
--------------------------------------------------------------------------------
        66                                        119
--------------------------------------------------------------------------------
        67                                        118
--------------------------------------------------------------------------------
        68                                        117
--------------------------------------------------------------------------------
        69                                        116
--------------------------------------------------------------------------------
        70                                        115
--------------------------------------------------------------------------------
        71                                        113
--------------------------------------------------------------------------------
        72                                        111
--------------------------------------------------------------------------------
        73                                        109
--------------------------------------------------------------------------------
        74                                        107
--------------------------------------------------------------------------------
       75-90                                      105
--------------------------------------------------------------------------------
        91                                        104
--------------------------------------------------------------------------------
        92                                        103
--------------------------------------------------------------------------------
        93                                        102
--------------------------------------------------------------------------------
      94-100                                      101
--------------------------------------------------------------------------------

                                                                  Appendix A A-1

Appendix B

--------------------------------------------------------------------------------

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS


--------------------------------------------------------------------------------
  Issue Age                             Factor Per $1,000
--------------------------------------------------------------------------------
     0-17                                  $  0.07
--------------------------------------------------------------------------------
    18-36                                     0.08
--------------------------------------------------------------------------------
      37                                      0.09
--------------------------------------------------------------------------------
      38                                      0.09
--------------------------------------------------------------------------------
      39                                      0.10
--------------------------------------------------------------------------------
      40                                      0.10
--------------------------------------------------------------------------------
      41                                      0.10
--------------------------------------------------------------------------------
      42                                      0.11
--------------------------------------------------------------------------------
      43                                      0.11
--------------------------------------------------------------------------------
      44                                      0.12
--------------------------------------------------------------------------------
      45                                      0.12
--------------------------------------------------------------------------------
      46                                      0.12
--------------------------------------------------------------------------------
      47                                      0.13
--------------------------------------------------------------------------------
      48                                      0.13
--------------------------------------------------------------------------------
      49                                      0.14
--------------------------------------------------------------------------------
      50                                      0.14
--------------------------------------------------------------------------------
      51                                      0.14
--------------------------------------------------------------------------------
      52                                      0.15
--------------------------------------------------------------------------------
      53                                      0.15
--------------------------------------------------------------------------------
      54                                      0.16
--------------------------------------------------------------------------------
      55                                      0.16
--------------------------------------------------------------------------------
      56                                      0.16
--------------------------------------------------------------------------------
      57                                      0.17
--------------------------------------------------------------------------------
      58                                      0.17
--------------------------------------------------------------------------------
      59                                      0.18
--------------------------------------------------------------------------------
      60                                      0.18
--------------------------------------------------------------------------------
      61                                      0.18
--------------------------------------------------------------------------------
      62                                      0.19
--------------------------------------------------------------------------------
      63                                      0.19
--------------------------------------------------------------------------------
      64                                      0.20
--------------------------------------------------------------------------------
      65                                      0.20
--------------------------------------------------------------------------------
      66                                      0.20
--------------------------------------------------------------------------------
      67                                      0.21
--------------------------------------------------------------------------------
      68                                      0.21
--------------------------------------------------------------------------------
      69                                      0.22
--------------------------------------------------------------------------------
      70                                      0.22
--------------------------------------------------------------------------------
      71                                      0.22
--------------------------------------------------------------------------------
      72                                      0.23
--------------------------------------------------------------------------------
      73                                      0.23
--------------------------------------------------------------------------------
      74                                      0.24
--------------------------------------------------------------------------------
      75                                      0.24
--------------------------------------------------------------------------------
      76                                      0.24
--------------------------------------------------------------------------------
      77                                      0.25
--------------------------------------------------------------------------------
      78                                      0.25
--------------------------------------------------------------------------------
      79                                      0.26
--------------------------------------------------------------------------------
      80                                      0.26
--------------------------------------------------------------------------------
      81                                      0.26
--------------------------------------------------------------------------------
      82                                      0.27
--------------------------------------------------------------------------------
      83                                      0.27
--------------------------------------------------------------------------------
      84                                      0.28
--------------------------------------------------------------------------------
      85                                      0.28
--------------------------------------------------------------------------------

B-1 Appendix B

Appendix C

--------------------------------------------------------------------------------

                        GUARANTEED DEATH BENEFIT RIDER
                MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD


--------------------------------------------------------------------------------
                                                      Monthly Guarantee Premium
--------------------------------------------------------------------------------
 Specified Amount = $200,000
--------------------------------------------------------------------------------
 Male age 45 Preferred Nonsmoker Death Benefit Option 1     $  229.17
--------------------------------------------------------------------------------
 Female age 45 Preferred Nonsmoker Death Benefit Option 1   $  174.00
--------------------------------------------------------------------------------
 Male age 45 Standard Smoker Death Benefit Option 1         $  379.83
--------------------------------------------------------------------------------
 Male age 45 Preferred Nonsmoker Death Benefit Option 2     $  229.17
--------------------------------------------------------------------------------
 Male age 35 Preferred Nonsmoker Death Benefit Option 1     $  155.83
--------------------------------------------------------------------------------
 Male age 55 Preferred Nonsmoker Death Benefit Option 1     $  370.83
--------------------------------------------------------------------------------

                                                                  Appendix C C-1

                                     PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

            The Facing Sheet.

            The Prospectus.

            The undertaking to file reports.

            The signatures.

      Written consents of the following persons:

            a. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

      (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L (1)

      (2)  Not applicable.

      (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp. (1)

           (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives (1)

           (c)  Commission schedule (with Commission Contract) (2)

           (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (4)

           (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (12)

           (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (13)


           (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. (16)

           (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC. (16)

      (4)  Not applicable.

      (5)  Form of policy (3)

      (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004). (4)

           (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004). (4)



      (7)  Not applicable.

      (8)  (a)  Form of agreement to purchase shares (2)

           (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated February 1, 2005. (4)

           (c) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated (5)

                (i)  Form of amendment dated May 1, 2003. (11)

           (d) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC (4)

           (e) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (5)

                (i) Amended Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (1)

           (f) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America (5)

           (g) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America (5)

                (i)  Form of amendment dated September 1, 2003. (11)

           (h) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America. (5)

           (i) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds distributors LLC. (5)

           (j) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America. (5)

                (i)  Form of amendment dated September 1, 2003. (11)

      (9) (a) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America. (14)

          (b) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and MONY Life Insurance Company of America and RGA Reinsurance Company. (15)

          (c) Form of General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between MONY Life Insurance Company and MONY Life Insurance Company of America.
               (15)

          (d) Automatic Bulk YRT Non-Refund Agreement MONY Life Insurance Company and MONY Life Insurance Company of America with Allianz Life Insurance Company of North America. (15)

      (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy (2)

      (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries (6)

2.    Opinion and consent of Dodie Kent,Esq., Vice President and Counsel (15)

3.    No financial statements have been omitted from the prospectus.

4.    Not applicable.

5.    Not applicable.

6.    Powers of Attorney.

      (a) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director (14)

      (b) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director (14)

      (c) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller (14)

      (d) Power of Attorney for Bruce W. Calvert, Director (14)

      (e) Power of Attorney for Henri de Castries, Director (14)

      (f) Power of Attorney for Denis Duverne, Director (14)

      (g) Power of Attorney for Mary R. (Nina) Henderson, Director (14)

      (h) Power of Attorney for James F. Higgins, Director (14)

      (i) Power of Attorney for W. Edwin Jarmain, Director (14)

      (j) Power of Attorney for Christina Johnson, Director (14)

      (k) Power of Attorney for Scott D. Miller, Director (14)

      (l) Power of Attorney for Joseph H. Moglia, Director (14)

      (m) Power of Attorney for Peter J. Tobin, Director (14)

      (n) Powers of Attorney (9)

7. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm (9)

------------------

(1) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.
(2) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.
(3) Incorporated herein by reference to the initial registration statement on Form S-6 (File No. 333-56969) filed on June 16, 1998.
(4) Incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.
(5) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
(6) Incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2002.
(7) Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.
(8) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.
(9)  Filed herewith.

(10) Incorporated herein by reference to post-effective amendment no. 14 to the registration statement on Form S-6 (File No. 333-56969) filed on May 1, 2003.
(11) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.
(12) Incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.
(13) Incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.
(14) Incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

(15) Incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969), filed on April 28, 2005.

(16) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act of 1933 and have duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 25th day of April, 2006.



                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 25th day of April, 2006.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2006

                                  EXHIBIT INDEX


EXHIBIT
  NO.                               DESCRIPTION                      TAG VALUES
--------     -----------------------------------------------------   -----------
6(n)         Powers of Attorney                                       EX-99.6n
7            Consent of PricewaterhouseCoopers LLP, independent       EX-99.7
             registered public accounting firm